              As filed with the Securities and Exchange Commission.

                                               Securities Act File No. 033-67636
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 20       [x]
                                       and


                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940       [ ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                        Nationwide Variable Account - II


                   The date of this prospectus is May 1, 2002.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS


-        American Century VP Balanced Fund: Class I

-        American Century VP Income & Growth Fund: Class I

-        American Century VP International Fund: Class III+

-        American Century VP Ultra Fund: Class I

-        American Century VP Value Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)

-        Small Cap Growth Portfolio (formerly, Small Company Growth Portfolio)


DREYFUS


-        Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
         Service Shares


-        The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

-        Dreyfus Stock Index Fund, Inc.: Initial Shares

- Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

-        Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial
         Shares *


FEDERATED INSURANCE SERIES

-        Quality Bond Fund II: Primary Shares


FIDELITY VARIABLE INSURANCE PRODUCTS FUND


-        VIP Equity-Income Portfolio: Initial Class

-        VIP Growth Portfolio: Initial Class

-        VIP High Income Portfolio: Initial Class *

-        VIP Overseas Portfolio: Initial Class R+


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


-        VIP II Asset Manager Portfolio: Initial Class

-        VIP II Contrafund(R) Portfolio: Initial Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III


-        VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

     - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly Dreyfus NSAT Mid Cap Index Fund)

     -    Gartmore GVIT Emerging Markets Fund: Class III+

     -    Gartmore GVIT Global Financial Services Fund: Class III+

     -    Gartmore GVIT Global Health Sciences Fund: Class III+

     -    Gartmore GVIT Global Technology and Communications Fund: Class III+

     -    Gartmore GVIT Global Utilities Fund: Class III+

     -    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
          Fund)

     -    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation
          Fund)

     -    Gartmore GVIT International Growth Fund: Class III+

     -    Gartmore GVIT Investor Destinations Funds

          --   Gartmore GVIT Investor Destinations Conservative Fund

          --   Gartmore GVIT Investor Destinations Moderately Conservative Fund

          --   Gartmore GVIT Investor Destinations Moderate Fund

          --   Gartmore GVIT Investor Destinations Moderately Aggressive Fund

          --   Gartmore GVIT Investor Destinations Aggressive Fund

     -    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)

     -    Gartmore GVIT Nationwide Leaders Fund:
          Class III+

     -    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)

     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III+

     - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company)

     - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (sub-adviser: The Dreyfus Corporation)

     - GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company Fund) (sub-advisers: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company, and Gartmore Global Partners)

     - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)

     - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)


JANUS ASPEN SERIES

     -    Janus Aspen Series - Capital Appreciation Portfolio: Service Shares


     -    Janus Aspen Series - Global Technology Portfolio: Service II Shares+

     -    Janus Aspen Series - International Growth Portfolio: Service II
          Shares+


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     -    AMT Growth Portfolio

     -    AMT Guardian Portfolio

     -    AMT Limited Maturity Bond Portfolio

     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS


     -    Oppenheimer Aggressive Growth Fund /VA: Initial Class

     -    Oppenheimer Bond Fund/VA: Initial Class

     - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)

     -    Oppenheimer Global Securities Fund/VA: Initial Class

     -    Oppenheimer Main Street Growth & Income Fund/VA: Initial Class

     -    Oppenheimer Multiple Strategies Fund/VA: Initial Class


STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)


VAN KAMPEN


     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

     -    Emerging Markets Debt Portfolio

     -    U.S. Real Estate Portfolio


THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:


     GARTMORE VARIABLE INSURANCE TRUST

     -    Tuner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS


     -    American Century VP Capital Appreciation Fund: Class I

STRONG VARIABLE INSURANCE FUNDS, INC.

     -    Strong Discovery Fund II, Inc.

     -    International Stock Fund II


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     -    VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST

     -    Worldwide Bond Fund

     -    Worldwide Emerging Markets Fund

     -    Worldwide Hard Assets Fund


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     -    American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)

     - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)

     -    International Focus Portfolio (formerly, International Equity
          Portfolio)

DREYFUS

     -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
          Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     -    VIP Overseas Portfolio: Initial Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

     - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)

     - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)

     - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)

     - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)

JANUS ASPEN SERIES

     -    Global Technology Portfolio: Service Shares

     -    International Growth Portfolio: Service Shares


* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.


+ These underlying mutual funds assess a short-term trading fee (see "Underlying Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").


Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 48.


For general information or to obtain FREE copies of the:

-    Statement of Additional Information;

- prospectus, annual report or semi-annual report for any underlying mutual fund;

-    required Nationwide forms; and


-    Nationwide's privacy statement,


call:   1-800-848-6331
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY

       ONE NATIONWIDE PLAZA, RR1-04-F4

       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:

-    IS NOT A BANK DEPOSIT

-    IS NOT FDIC INSURED

-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY

-    IS NOT AVAILABLE IN EVERY STATE

-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including entities purchasing Investment-only contracts. In this prospectus, all provisions applicable to Qualified Plans apply exclusively to entities purchasing Investment-only Contracts.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF CONTRACT

EXPENSES......................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................


UNDERLYING MUTUAL FUND SHORT-TERM
     TRADING FEES.............................................


EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
CORPORATION...................................................
TYPES OF CONTRACTS............................................

     Charitable Remainder Trusts

     Individual Retirement Annuities

     Investment-Only (Qualified Plans)

     Non-Qualified Contracts
     Roth IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

CHARGES AND DEDUCTIONS........................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge

     Short-Term Trading Fees

     Premium Taxes

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Guaranteed Term Options
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDERS (REDEMPTIONS)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................

     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts


     Required Distributions for Tax Sheltered Annuities, Individual Retirement Annuities, and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...............

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

SUMMARY OF CONTRACT EXPENSES

he expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered).............................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE

               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)  10% of all purchase payments made to the contract; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may restrict withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)

(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charges.......................1.25%
Administration Charge....................................0.15%
     Total Variable Account Charges......................1.40%

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

MAXIMUM LOAN PROCESSING FEE................................$25

Nationwide may charge a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. If assessed, it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (as a percentage of underlying mutual fund net assets, after expense reimbursements and waivers)


                                                           Management        Other         12b-1       Total Underlying
                                                              Fees         Expenses         Fees     Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         0.90%           0.00%       0.00%           0.90%
Century VP Balanced Fund: Class I
American Century Variable Portfolios, Inc. - American         1.00%           0.00%       0.00%           1.00%
Century VP Capital Appreciation Fund: Class I
American Century Variable Portfolios, Inc. - American         0.70%           0.00%       0.00%           0.70%
Century VP Income & Growth Fund: Class I
American Century Variable Portfolios, Inc. - American         1.26%           0.00%       0.00%           1.26%
Century VP International Fund: Class I
American Century Variable Portfolios, Inc. - American         1.26%           0.00%       0.00%           1.26%
Century VP International Fund: Class III
American Century Variable Portfolios, Inc. - American         1.00%           0.00%       0.00%           1.00%
Century VP Ultra Fund: Class I
American Century Variable Portfolios, Inc. - American         0.97%           0.00%       0.00%           0.97%
Century VP Value Fund: Class I
Credit Suisse Trust - Global Post-Venture Capital             1.04%           0.36%       0.00%           1.40%
Portfolio
Credit Suisse Trust - International Focus Portfolio           1.00%           0.30%       0.00%           1.30%
Credit Suisse Trust - Small Cap Growth Portfolio              0.90%           0.22%       0.00%           1.12%
Dreyfus Investment Portfolios - European Equity               0.81%           0.44%       0.00%           1.25%
Portfolio: Initial Shares
Dreyfus Investment Portfolios - Small Cap Stock Index         0.35%           0.00%       0.25%           0.60%
Fund: Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc.:           0.75%           0.03%       0.00%           0.78%
Initial Shares
Dreyfus Stock Index Fund, Inc.: Initial Shares                0.25%           0.01%       0.00%           0.26%
Dreyfus Variable Investment Fund - Appreciation               0.75%           0.03%       0.00%           0.78%
Portfolio: Initial Shares
Dreyfus Variable Investment Fund - Growth & Income            0.75%           0.05%       0.00%           0.80%
Portfolio: Initial Shares
Federated Insurance Series - Quality Bond Fund II:            0.55%           0.15%       0.00%           0.70%
Primary Shares
Fidelity VIP Equity-Income Portfolio: Initial Class           0.48%           0.10%       0.00%           0.58%
Fidelity VIP Growth Portfolio: Initial Class                  0.58%           0.10%       0.00%           0.68%
Fidelity VIP High Income Portfolio: Initial Class             0.58%           0.13%       0.00%           0.71%
Fidelity VIP Overseas Portfolio: Initial Class                0.73%           0.19%       0.00%           0.92%
Fidelity VIP Overseas Portfolio: Initial Class R              0.73%           0.19%       0.00%           0.92%
Fidelity VIP II Asset Manager Portfolio: Initial Class        0.53%           0.11%       0.00%           0.64%
Fidelity VIP II Contrafund(R) Portfolio: Initial Class        0.58%           0.10%       0.00%           0.68%
Fidelity VIP III Growth Opportunities Portfolio:              0.58%           0.11%       0.00%           0.69%
Initial Class
Fidelity VIP III Value Strategies Portfolio: Service          0.58%           0.26%       0.10%           0.94%
Class
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                 0.50%           0.26%       0.00%           0.76%
GVIT Gartmore GVIT Emerging Markets Fund: Class I             1.15%           0.21%       0.00%           1.36%
GVIT Gartmore GVIT Emerging Markets Fund: Class III           1.15%           0.21%       0.00%           1.36%
GVIT Gartmore GVIT Global Financial Services Fund:            1.00%           0.26%       0.00%           1.26%
Class III
GVIT Gartmore GVIT Global Health Sciences Fund:               1.00%           0.32%       0.00%           1.32%
Class III
GVIT Gartmore GVIT Global Technology and Communications       0.98%           0.26%       0.00%           1.24%
Fund: Class I
GVIT Gartmore GVIT Global Technology and Communications       0.98%           0.26%       0.00%           1.24%
Fund: Class III
GVIT Gartmore GVIT Global Utilities Fund: Class III           0.80%           0.28%       0.00%           1.08%
GVIT Gartmore GVIT Government Bond Fund: Class I              0.50%           0.25%       0.00%           0.75%

                                                           Management        Other        12b-1       Total Underlying
                                                              Fees         Expenses       Fees      Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                       0.59%           0.25%       0.00%               0.84%
GVIT Gartmore GVIT International Growth Fund: Class I         1.00%           0.33%       0.00%               1.33%
GVIT Gartmore GVIT International Growth Fund: Class III       1.00%           0.33%       0.00%               1.33%
Gartmore GVIT Investor Destinations Conservative Fund         0.00%           0.36%       0.25%               0.61%
Gartmore GVIT Investor Destinations Moderately                0.00%           0.36%       0.25%               0.61%
Conservative Fund
Gartmore GVIT Investor Destinations Moderate Fund             0.13%           0.20%       0.25%               0.58%
Gartmore GVIT Investor Destinations Moderately                0.10%           0.26%       0.25%               0.61%
Aggressive Fund
Gartmore GVIT Investor Destinations Aggressive Fund           0.07%           0.29%       0.25%               0.61%
GVIT Gartmore GVIT Money Market Fund: Class I                 0.38%           0.25%       0.00%               0.63%
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III         0.84%           0.41%       0.00%               1.25%
GVIT Gartmore GVIT Total Return Fund: Class I                 0.59%           0.25%       0.00%               0.84%
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III        0.90%           0.22%       0.00%               1.12%
GVIT GVIT Small Cap Growth Fund: Class I                      1.10%           0.28%       0.00%               1.38%
GVIT GVIT Small Cap Value Fund: Class I                       0.86%           0.22%       0.00%               1.08%
GVIT GVIT Small Company Fund: Class I                         0.93%           0.26%       0.00%               1.19%
GVIT MAS GVIT Multi Sector Bond Fund: Class I                 0.75%           0.27%       0.00%               1.02%
GVIT Strong GVIT Mid Cap Growth Fund: Class I                 0.90%           0.27%       0.00%               1.17%
GVIT Turner GVIT Growth Focus Fund: Class I                   0.85%           0.43%       0.00%               1.28%
GVIT Turner GVIT Growth Focus Fund: Class III                 0.85%           0.43%       0.00%               1.28%
Janus Aspen Series - Capital Appreciation Portfolio:          0.65%           0.01%       0.25%               0.91%
Service Shares
Janus Aspen Series - Global Technology Portfolio:             0.65%           0.05%       0.25%               0.95%
Service Shares
Janus Aspen Series - Global Technology Portfolio:             0.65%           0.05%       0.25%               0.95%
Service II Shares
Janus Aspen Series - International Growth Portfolio:          0.65%           0.06%       0.25%               0.96%
Service Shares
Janus Aspen Series - International Growth Portfolio:          0.65%           0.06%       0.25%               0.96%
Service II Shares
Neuberger Berman AMT Growth Portfolio                         0.84%           0.05%       0.00%               0.89%
Neuberger Berman AMT Guardian Portfolio                       0.85%           0.14%       0.00%               0.99%
Neuberger Berman AMT Limited Maturity Bond Portfolio          0.65%           0.08%       0.00%               0.73%
Neuberger Berman AMT Partners Portfolio                       0.82%           0.05%       0.00%               0.87%
Oppenheimer Variable Account Funds - Oppenheimer              0.64%           0.04%       0.00%               0.68%
Aggressive Growth Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Bond         0.72%           0.05%       0.00%               0.77%
Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer              0.64%           0.04%       0.00%               0.68%
Capital Appreciation/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Global       0.64%           0.06%       0.00%               0.70%
Securities Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer Main         0.68%           0.05%       0.00%               0.73%
Street Growth & Income Fund/VA: Initial Class
Oppenheimer Variable Account Funds - Oppenheimer              0.72%           0.04%       0.00%               0.76%
Multiple Strategies Fund/VA: Initial Class
Strong Opportunity Fund II, Inc.                              0.75%           0.35%       0.00%               1.10%
Strong Variable Insurance Funds, Inc. - Strong                1.00%           0.20%       0.00%               1.20%
Discovery Fund II, Inc.
Strong Variable Insurance Funds, Inc. - International         1.00%           0.03%       0.00%               1.03%
Stock Fund II
The Universal Institutional Funds, Inc. - Emerging            0.80%           0.37%       0.00%               1.17%
Markets Debt Portfolio


                                                           Management        Other         12b-1       Total Underlying
                                                              Fees          Expenses       Fees     Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real           0.75%           0.35%       0.00%           1.10%
Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund       1.00%           0.19%       0.00%           1.19%
Van Eck Worldwide Insurance Trust - Worldwide Emerging        1.00%           0.28%       0.00%           1.28%
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard            1.00%           0.15%       0.00%           1.15%
Assets Fund



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

(as a percentage of underlying mutual fund net assets, before reimbursements and waivers)

                                                           Management        Other         12b-1        Total Underlying
                                                              Fees          Expenses        Fees      Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital              1.25%          0.36%         0.00%              1.61%
Portfolio
Federated Insurance Series - Federated Quality Bond Fund       0.60%          0.40%         0.25%              1.25%
II: Primary Shares
GVIT Gartmore GVIT Investor Destinations Conservative          0.13%          0.43%         0.25%              0.81%
Fund
GVIT Gartmore GVIT Investor Destinations Moderately            0.13%          0.42%         0.25%              0.80%
Conservative Fund
GVIT Gartmore GVIT Investor Destinations Moderately            0.13%          0.26%         0.25%              0.64%
Aggressive Fund
GVIT Gartmore GVIT Investor Destinations Aggressive Fund       0.13%          0.29%         0.25%              0.67%
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III          0.90%          0.41%         0.00%              1.31%
Strong Opportunity Fund II, Inc.                               0.75%          0.65%         0.00%              1.40%
The Universal Institutional Funds, Inc. - U.S. Real            0.80%          0.35%         0.00%              1.15%
Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund        1.00%          0.24%         0.00%              1.24%
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%          0.30%         0.00%              1.30%
Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide Hard             1.00%          0.18%         0.00%              1.18%
Assets Fund

                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.

 Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading


                        Underlying Mutual Fund                                     Short-Term Trading Fee
                        ----------------------                                     ----------------------
   American Century Variable Portfolios, Inc. - American Century                            1.00%
   VP International Fund: Class III
   Fidelity VIP Overseas Portfolio: Initial Class R                                         1.00%
   GVIT Gartmore GVIT Emerging Markets Fund: Class III                                      1.00%
   GVIT Gartmore GVIT Global Financial Services Fund: Class III                             1.00%
   GVIT Gartmore GVIT Global Health Sciences Fund: Class III                                1.00%
   GVIT Gartmore GVIT Global Technology and Communications Fund:                            1.00%
   Class III
   GVIT Gartmore GVIT Global Utilities Fund: Class III                                      1.00%
   GVIT Gartmore GVIT International Growth Fund: Class III                                  1.00%
   GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                                    1.00%
   GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                   1.00%
   GVIT Turner GVIT Growth Focus Fund: Class III                                            1.00%
   Janus Aspen Series - Global Technology Portfolio: Service II                             1.00%
   Shares
   Janus Aspen Series - International Growth Portfolio: Service II                          1.00%
   Shares

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.40% are assumed. Deductions for premium taxes are not reflected but may apply.


                                 If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                   at the end of the applicable   contract at the end of the    at the end of the applicable
                                          time period              applicable time period              time period
--------------------------------  ----------------------------- -----------------------------  ------------------------------
                                  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
--------------------------------  ----- ------- ------- ------- ----- -------- ------ -------  ------ ------ ------ ---------
American Century Variable          87     119     154     272     24     74     127     272      *      74     127     272
Portfolios, Inc. - American
Century VP Balanced Fund: Class I

American Century Variable          88     122     159     282     25     77     132     282      *      77     132     282
Portfolios, Inc. - American
Century VP Capital Appreciation
Fund: Class I

American Century Variable          85     113     144     250     22     68     117     250      *      68     117     250
Portfolios, Inc. - American
Century VP Income & Growth Fund:
Class I

American Century Variable          91     131     173     309     28     86     146     309      *      86     146     309
Portfolios, Inc. - American
Century VP International Fund:
Class I

American Century Variable          91     131     173     309     28     86     146     309      *      86     146     309
Portfolios, Inc. - American
Century VP International Fund:
Class III

American Century Variable          88     122     159     282     25     77     132     282      *      77     132     282
Portfolios, Inc. - American
Century VP Ultra Fund: Class I

American Century Variable          88     122     158     279     25     77     131     279      *      77     131     279
Portfolios, Inc. - American
Century VP Value Fund: Class I

Credit Suisse Trust - Global       92     135     180     323     29     90     153     323      *      90     153     323
Post-Venture Capital Portfolio

Credit Suisse Trust -              91     132     175     313     28     87     148     313      *      87     148     313
International Focus Portfolio

Credit Suisse Trust - Small Cap    89     126     166     294     26     81     139     294      *      81     139     294
Growth Portfolio

Dreyfus Investment Portfolios -    91     130     172     308     28     85     145     308      *      85     145     308
European Equity Portfolio:
Initial Shares

Dreyfus Investment Portfolios -    84     110     138     240     21     65     111     240      *      65     111     240
Small Cap Stock Index Fund:
Service Shares

The Dreyfus Socially Responsible   86     116     148     259     23     71     121     259      *      71     121     259
Growth Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.:    80     99      120     202     17     54      93     202      *      54     93      202
Initial Shares


                                 If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                   at the end of the applicable   contract at the end of the    at the end of the applicable
                                          time period              applicable time period              time period
--------------------------------  ----------------------------- -----------------------------  ------------------------------
                                  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
--------------------------------  ----- ------- ------- ------- ----- -------- ------ -------  ------ ------ ------ ---------
Dreyfus Variable Investment Fund   86     116     148     259     23     71     121     259      *      71     121     259
- Appreciation Portfolio:
Initial Shares

Dreyfus Variable Investment Fund   86     116     149     261     23     71     122     261      *      71     122     261
- Growth & Income Portfolio:
Initial Shares

Federated Insurance Series -       85     113     144     250     22     68     117     250      *      68     117     250
Quality Bond Fund II: Primary
Shares

Fidelity VIP Equity-Income         84     109     137     237     21     64     110     237      *      64     110     237
Portfolio: Initial Class

Fidelity VIP Growth Portfolio:     85     112     143     248     22     67     116     248      *      67     116     248
Initial Class

Fidelity VIP High Income           85     113     144     251     22     68     117     251      *      68     117     251
Portfolio: Initial Class

Fidelity VIP Overseas Portfolio:   87     120     155     274     24     75     128     274      *      75     128     274
Initial Class

Fidelity VIP Overseas Portfolio:   87     120     155     274     24     75     128     274      *      75     128     274
Initial Class R

Fidelity VIP II Asset Manager      84     111     140     244     21     66     113     244      *      66     113     244
Portfolio: Initial Class

Fidelity VIP II Contrafund(R)      85     112     143     248     22     67     116     248      *      67     116     248
Portfolio: Initial Class

Fidelity VIP III Growth            85     113     143     249     22     68     116     249      *      68     116     249
Opportunities Portfolio: Initial
Class

Fidelity VIP III Value             88     121     156     276     25     76     129     276      *      76     128     276
Strategies Portfolio: Service
Class

GVIT Dreyfus GVIT Mid Cap Index    86     115     147     257     23     70     120     257      *      70     120     257
Fund: Class I

GVIT Gartmore GVIT Emerging        92     134     178     319     29     89     151     319      *      89     151     319
Markets Fund: Class I

GVIT Gartmore GVIT Emerging        92     134     178     319     29     89     151     319      *      89     151     319
Markets Fund: Class III

GVIT Gartmore GVIT Global          91     131     173     309     28     86     146     309      *      86     146     309
Financial Services Fund: Class
III

GVIT Gartmore GVIT Global Health   92     133     176     315     29     88     149     315      *      88     149     315
Sciences Fund:
Class III

GVIT Gartmore GVIT Global          91     130     172     307     28     85     145     307      *      85     145     307
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Global          91     130     172     307     28     85     145     307      *      85     145     307
Technology and Communications
Fund: Class III

GVIT Gartmore GVIT Global          89     125     164     290     26     80     137     290      *      80     137     290
Utilities Fund: Class III

GVIT Gartmore GVIT Government      86     115     146     256     23     70     119     256      *      70     119     256
Bond Fund: Class I

GVIT Gartmore GVIT Growth Fund:    87     117     151     265     24     72     124     265      *      72     124     265
Class I
GVIT Gartmore GVIT International   92     133     177     316     29     88     150     316      *      88     150     316
Growth Fund: Class I


                                 If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                   at the end of the applicable   contract at the end of the    at the end of the applicable
                                          time period              applicable time period              time period
--------------------------------  ----------------------------- -----------------------------  ------------------------------
                                  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
--------------------------------  ----- ------- ------- ------- ----- -------- ------ -------  ------ ------ ------ ---------
GVIT Gartmore GVIT International   92     133     177     316     29     88     150     316      *      88     150     316
Growth Fund: Class III

Gartmore GVIT Investor             84     110     139     241     21     65     112     241      *      65     112     241
Destinations Conservative Fund

Gartmore GVIT Investor             84     110     139     241     21     65     112     241      *      65     112     241
Destinations Moderately
Conservative Fund

Gartmore GVIT Investor             84     109     137     237     21     64     110     237      *      64     110     237
Destinations Moderate Fund

Gartmore GVIT Investor             84     110     139     241     21     65     112     241      *      65     112     241
Destinations Moderately
Aggressive Fund

Gartmore GVIT Investor             84     110     139     241     21     65     112     241      *      65     112     241
Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market    84     111     140     243     21     66     113     243      *      66     113     243
Fund: Class I

GVIT Gartmore GVIT Nationwide      91     130     172     308     28     85     145     308      *      85     145     308
Leaders Fund: Class III

GVIT Gartmore GVIT Total Return    87     117     151     265     24     72     124     265      *      72     124     265
Fund: Class I

GVIT Gartmore GVIT U.S. Growth     89     126     166     294     26     81     139     294      *      81     139     294
Leaders Fund: Class III

GVIT GVIT Small Cap Growth Fund:   92     134     179     321     29     89     152     321      *      89     152     321
Class I

GVIT GVIT Small Cap Value Fund:    89     125     164     290     26     80     137     290      *      80     137     290
Class I

GVIT GVIT Small Company Fund:      90     128     169     302     27     83     142     302      *      83     142     302
Class I

GVIT MAS GVIT Multi-Sector Bond    88     123     160     284     25     78     133     284      *      78     133     284
Fund: Class I

GVIT Strong GVIT Mid Cap Growth    90     128     168     300     27     83     141     300      *      83     141     300
Fund: Class I

GVIT Turner GVIT Growth Focus      91     131     174     311     28     86     147     311      *      86     147     311
Fund: Class I

GVIT Turner GVIT Growth Focus      91     131     174     311     28     86     147     311      *      86     147     311
Fund: Class III

Janus Aspen Series - Capital       87     120     155     273     24     75     128     273      *      75     128     273
Appreciation Portfolio: Service
Shares

Janus Aspen Series - Global        88     121     157     277     25     76     130     277      *      76     130     277
Technology Portfolio: Service
Shares

Janus Aspen Series - Global        88     121     157     277     25     76     130     277      *      76     130     277
Technology Portfolio: Service II
Shares

Janus Aspen Series -               88     121     157     278     25     76     130     278      *      76     130     278
International Growth Portfolio:
Service Shares

Janus Aspen Series -               88     121     157     278     25     76     130     278      *      76     130     278
International Growth Portfolio:
Service II Shares

Neuberger Berman AMT Growth        87     119     154     271     24     74     127     271      *      74     127     271
Portfolio

Neuberger Berman AMT Guardian      88     122     159     281     25     77     132     281      *      77     132     281
Portfolio

Neuberger Berman AMT Limited       85     114     145     254     22     69     118     254      *      69     118     254
Maturity Bond Portfolio


                                 If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                   at the end of the applicable   contract at the end of the    at the end of the applicable
                                          time period              applicable time period              time period
--------------------------------  ----------------------------- -----------------------------  ------------------------------
                                  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
--------------------------------  ----- ------- ------- ------- ----- -------- ------ -------  ------ ------ ------ ---------
Neuberger Berman AMT Partners      87     118     153     268     24     73     126     268      *      73     126     268
Portfolio

Oppenheimer Variable Account       85     112     143     248     22     67     116     248      *      67     116     248
Funds - Oppenheimer Aggressive
Growth Fund/VA: Initial Class

Oppenheimer Variable Account       86     115     147     258     23     70     120     258      *      70     120     258
Funds - Oppenheimer Bond
Fund/VA: Initial Class

Oppenheimer Variable Account       85     112     143     248     22     67     116     248      *      67     116     248
Funds - Oppenheimer Capital
Appreciation/VA: Initial Class

Oppenheimer Variable Account       85     113     144     250     22     68     117     250      *      68     117     250
Funds - Oppenheimer Global
Securities Fund/VA: Initial Class

Oppenheimer Variable Account       85     114     145     254     22     69     118     254      *      69     118     254
Funds - Oppenheimer Main Street
Growth & Income Fund/VA: Initial
Class

Oppenheimer Variable Account       86     115     147     257     23     70     120     257      *      70     120     257
Funds - Oppenheimer Multiple
Strategies Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.   89     126     165     292     26     81     138     292      *      81     138     292

Strong Variable Insurance Funds,   90     129     170     303     27     84     143     303      *      84     143     303
Inc. - Strong Discovery Fund II,
Inc.

Strong Variable Insurance Funds,   89     123     161     285     26     78     134     285      *      78     134     285
Inc. - International Stock Fund
II

The Universal Institutional        90     128     168     300     27     83     141     300      *      83     141     300
Funds, Inc. - Emerging Markets
Debt Portfolio

The Universal Institutional        89     126     165     292     26     81     138     292      *      81     138     292
Funds, Inc. - U.S. Real Estate
Portfolio

Van Eck Worldwide Insurance        90     128     169     302     27     83     142     302      *      83     142     302
Trust - Worldwide Bond Fund

Van Eck Worldwide Insurance        91     131     174     311     28     86     147     311      *      86     147     311
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance        90     127     167     298     27     82     140     298      *      82     140     298
Trust - Worldwide Hard Assets
Fund


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the terms of the plan.

The contracts can be categorized as:


   -   Charitable Remainder Trust;
   - Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans;
   -   Investment-only Contracts (Qualified Plans);
   -   Non-Qualified Contracts;
   -   Roth IRAs; and
   - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                            MINIMUM INITIAL       MINIMUM
         CONTRACT           PURCHASE PAYMENT    SUBSEQUENT
           TYPE                                  PAYMENTS
--------------------------- ---------------- ----------------
Charitable Remainder Trust         $0               $0
Individual Retirement           $15,000           $1,000
Annuities
Investment-only Contract        $15,000           $1,000
(Qualified Plan)
Non-Qualified Contract          $15,000           $1,000
Roth IRA                        $15,000           $1,000
Tax Sheltered Annuity           $15,000           $1,000


GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for incurring administrative expenses related to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges, (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation unit values.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.

Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:


   1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:


      a) the contract value on the day before the withdrawal; and

      b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

   2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

   3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES

Individual Retirement Annuities ("IRAs") satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.


INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.


NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.


Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under IRAs, Investment-only contracts, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   (1) shares of a current underlying mutual fund are no longer available for investment; or

   (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter after the maturity date.


For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.


Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options are not available in the states of Oregon or Washington.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.15% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

  NUMBER OF COMPLETED YEARS FROM            CDSC
     DATE OF PURCHASE PAYMENT            PERCENTAGE
  ------------------------------         ----------
                0                            7%
                1                            6%
                2                            5%
                3                            4%
                4                            3%
                5                            2%
                6                            1%
                7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

   (a) 10% of all purchase payments; or

   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

   (1) upon the annuitization of contracts which have been in force for at least two years;

   (2) upon payment of a death benefit; or

   (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a charitable remainder trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b) where:

      (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

      (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity contracts issued prior to February 20, 1996, or issued in state jurisdictions prior to the approval by insurance regulatory authorities of applicable contract forms, Nationwide will waive the CDSC when:

         (a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code

             Section 403(b) and as defined for purposes of Internal Revenue Code
             Section 401(k));

         (b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

         (c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

         (d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

         (e) the plan participant dies; or

         (f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserves the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

   - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

   -  contract loans or surrenders, including CDSC-free withdrawals; or

   -  transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

   (1) the time the contract is surrendered;

   (2) annuitization; or

   (3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   -  on a Nationwide form;

   -  signed by the contract owner; and

   -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   -  joint owners can only be named for Non-Qualified Contracts;

   - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a charitable remainder trust (within the meaning of Internal Revenue Code Section 664) and the annuitant dies before the annuitization date, the death benefit will accrue to the charitable remainder trust. Any designation in conflict with the charitable remainder trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                MINIMUM          MINIMUM
         CONTRACT               INITIAL         SUBSEQUENT
           TYPE                PURCHASE          PAYMENTS
------------------------- ------------------- --------------
                                PAYMENT

Charitable Remainder              $0                $0
Trust
Individual Retirement           $15,000           $1,000
Annuity
Investment-only Contract        $15,000           $1,000
(Qualified Plan)
Non-Qualified Contract          $15,000           $1,000
Roth IRA                        $15,000           $1,000
Tax Sheltered Annuity           $15,000           $1,000

Subsequent purchase payments are not permitted in the State of New York.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day               -  Independence Day
-  Martin Luther King, Jr. Day  -  Labor Day
-  Presidents' Day              -  Thanksgiving
-  Good Friday                  -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   (1) the value of amounts allocated to the sub-accounts of the variable account;

   (2) amounts allocated to the fixed account; and

   (3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a) is the sum of:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

   (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate of 1.40% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   (2) adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

   (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

   (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less 10% of the current value of the variable account and Guaranteed Term Option allocation for any 12 month period which the transfer limit is imposed, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDERS (REDEMPTIONS)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

   (a) the amount requested; or

   (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-   variable account charges;

-   underlying mutual fund charges;

-   the investment performance of the underlying mutual funds;

-   amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

   1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

   2) in the case of hardship (as defined for purposes of Internal Revenue Code
      Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

   1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

   2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

   3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such

      Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
--------------- ----------- -----------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee of up to $25 at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.


DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   -  the contract is surrendered;

   -  the contract owner/annuitant dies;

   -  the contract owner who is not the annuitant dies prior to annuitization;
      or

   -  annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, Fidelity VIP High Income Portfolio, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Gartmore GVIT Money Market Fund: Class I, and the Neuberger

Berman AMT Limited Maturity Bond Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Enhanced Rate Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   (1) 10% of all purchase payments made to the contract as of the withdrawal date;

   (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
------------------------------- ----------------------
         Under age 59 1/2                 5%
     Age 59 1/2through age 61             7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be requested in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

   -  the age (or date) specified in your contract; or

   -  the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

    (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

    (2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option (1), there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date the home office receives:

   (1) proper proof of the annuitant's death;

   (2) an election specifying the distribution method; and

   (3) any state required form(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

   (1) in a lump sum;

   (2) as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

   (1) the contract value;

   (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

   (3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86(th) birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For contracts issued prior to May 1, 1998 or a date prior to which state insurance authorities approved applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

   (1) the contract value;

   (2) the sum of all purchase payments, less amounts surrendered; or

   (3) the highest contract value as of the most recent five year contract anniversary, less amounts surrendered since that five year contract anniversary.

If the annuitant dies on or after his or her 86(th) birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.


REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

    (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

    (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

        (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

        (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

        (a) the death of the annuitant will be treated as the death of a contract owner;

        (b) any change of annuitant will be treated as the death of a contract owner; and

        (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

        (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

        (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

   (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

   (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

   (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

   (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

   (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

   (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-  the type of contract purchased;

-  the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-  Individual Retirement Annuities;

-  SEP IRAs;

-  Roth IRAs;

-  Tax Sheltered Annuities; and

-  "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-  it is made on or after the date on which the contract owner attains age 59
   1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-  it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-  the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-  is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

-  acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans; or

- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-  the distribution is made directly to another Tax Sheltered Annuity or an IRA;
   or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.


If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

-  a transfer of the contract from one contract owner to another; or

-  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   (a) an individual who is two or more generations younger than the contract owner; or

   (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

   - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

   - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

   -  the failure to diversify was accidental;

   -  the failure is corrected; and

   -  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

   -  generally lowering federal income tax rates;

   - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

   - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

   -  eliminating and/or reducing the highest federal estate tax rates;

   -  increasing the estate tax credit; and

   -  for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from

EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -  statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

   - semi-annual reports as of June 30 containing financial statements for the variable account; and

   - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING


A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

-   precious metals;
-   real estate;
-   stocks and bonds;
-   closed-end funds;
-   bank money market deposit accounts and passbook savings;
-   CDs; and
-   the Consumer Price Index.


Market Indices

The sub-accounts will be compared to certain market indices, such as:


-   S&P 500;
-   Shearson/Lehman Intermediate Government/Corporate Bond Index;
-   Shearson/Lehman Long-Term Government/Corporate Bond Index;
-   Donoghue Money Fund Average;
-   U.S. Treasury Note Index;
-   Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
-   Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

-   Lipper Analytical Services, Inc.;
-   CDA/Wiesenberger;
-   Morningstar;
-   Donoghue's;
-   magazines such as:
    -   Money;
    -   Forbes;
    -   Kiplinger's Personal Finance Magazine;
    -   Financial World;
    -   Consumer Reports;
    -   Business Week;
    -   Time;
    -   Newsweek;
    -   National Underwriter; and
    -   U.S. News and World Report;
-   LIMRA;
-   Value;
-   Best's Agent Guide;
-   Western Annuity Guide;
-   Comparative Annuity Reports;
-   Wall Street Journal;
-   Barron's;
-   Investor's Daily;
-   Standard & Poor's Outlook; and
-   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and variable account charges of 1.40%. Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 1.40% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-------------------------------------------------------------------------------------------------------------------
                                                                             Ten Years or Date
                                                                             Fund Available in   Date Fund Added
                                                1 Year to      5 Years to     Variable Account     to Variable
             Sub-Account Options                 12/31/01       12/31/01        To 12/31/01          Account
---------------------------------------------- ------------- -------------- -------------------- ------------------
American Century Variable Portfolios, Inc. -      -10.86%         4.80%               6.50%          05-01-92
American Century VP Balanced Fund: Class I

American Century Variable Portfolios, Inc. -      -33.34%         2.13%               3.65%          12-01-87
American Century VP Capital Appreciation
Fund: Class I

American Century Variable Portfolio, Inc. -       -15.27%           N/A               0.92%          05-01-98
American Century VP Income & Growth Fund:
Class I

American Century Variable Portfolios, Inc. -      -34.36%         4.43%               5.49%          08-01-94
American Century VP International Fund:
Class I

American Century Variable Portfolios, Inc. -        4.93%         9.86%              10.26%          12-23-96
American Century VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture         -33.87%         0.73%               1.23%          12-23-96
Capital Portfolio

Credit Suisse Trust - International Focus         -28.03%        -3.76%              -0.45%          07-03-95
Portfolio

Credit Suisse Trust - Small Cap Growth            -22.29%         3.55%               8.41%          07-03-95
Portfolio

Dreyfus Investment Portfolios - European          -33.40%           N/A             -24.69%          05-01-00
Equity Portfolio: Initial Shares

The Dreyfus Socially Responsible Growth           -28.31%         6.35%              10.97%          10-06-93
Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc. - Initial          -18.78%         8.44%              11.78%          10-01-93
Shares

Dreyfus Variable Investment Fund -                -16.15%           N/A               4.79%          07-14-97
Appreciation Portfolio: Initial Shares

Dreyfus Variable Investment Fund - Growth &       -12.97%         4.65%               4.75%          12-23-96
Income Portfolio - Initial Shares

Fidelity VIP Equity-Income Portfolio:             -12.15%         7.46%              12.02%          05-01-87
Initial Class

Fidelity VIP Growth Portfolio: Initial Class      -23.79%         9.72%              11.81%          12-01-87

Fidelity VIP High Income Portfolio: Initial       -18.37%        -5.44%               3.81%          05-01-87
Class

Fidelity VIP Overseas Portfolio: Initial          -27.02%         0.77%               4.40%          05-01-87
Class

Fidelity VIP II Asset Manager Portfolio:          -11.36%         5.34%               8.34%          09-01-89
Initial Class

Fidelity VIP II Contrafund(R) Portfolio:          -18.84%         8.51%              11.41%          07-03-95
Initial Class

Fidelity VIP III Growth Opportunities             -20.83%           N/A              -1.69%          07-14-97
Portfolio: Initial Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I      -8.81%           N/A              -2.43%          05-01-00

GVIT Gartmore GVIT Emerging Markets Fund:         -12.36%           N/A             -19.01%          10-02-00
Class I

GVIT Gartmore GVIT Global Technology and          -46.78%           N/A             -59.50%          10-02-00
Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund:           -0.55%         5.14%               5.56%          11-15-82
Class I

GVIT Gartmore GVIT Growth Fund: Class I           -33.41%        -2.68%               5.01%          05-01-92

GVIT Gartmore GVIT International Growth           -33.88%           N/A             -32.26%          10-02-00
Fund: Class I

GVIT Gartmore GVIT Money Market Fund: Class I      -4.15%         3.05%               3.12%          02-25-82



-------------------------------------------------------------------------------------------------------------------
                                                                             Ten Years or Date
                                                                             Fund Available in   Date Fund Added
                                                1 Year to      5 Years to     Variable Account     to Variable
             Sub-Account Options                 12/31/01       12/31/01        To 12/31/01          Account
---------------------------------------------- ------------- -------------- -------------------- ------------------
GVIT Gartmore GVIT Total Return Fund:             -18.45%          5.19%             8.86%           11-15-82
Class I

GVIT GVIT Small Cap Growth Fund: Class I          -17.55%            N/A           -21.31%           05-01-00

GVIT GVIT Small Cap Value Fund: Class I            20.17%            N/A            10.74%           05-01-98

GVIT GVIT Small Company Fund: Class I             -13.76%          9.71%            13.78%           10-23-95

GVIT MAS GVIT Multi Sector Bond Fund: Class I      -3.58%            N/A             0.83%           05-01-00

GVIT Strong GVIT Mid Cap Growth Fund: Class I     -35.40%            N/A           -31.86%           05-01-00

GVIT Turner GVIT Growth Focus Fund: Class I       -43.40%            N/A           -55.64%           10-02-00

Janus Aspen Series - Capital Appreciation         -27.63%            N/A           -28.21%           05-01-00
Portfolio: Service Shares

Janus Aspen Series - Global Technology            -41.83%            N/A           -42.62%           05-01-00
Portfolio: Service Shares

Janus Aspen Series - International Growth         -29.09%            N/A           -28.99%           05-01-00
Portfolio: Service Shares

Neuberger Berman AMT Growth Portfolio             -35.45%          4.70%             6.71%           12-01-87

Neuberger Berman AMT Guardian Portfolio            -8.99%            N/A            -0.50%           05-01-98

Neuberger Berman AMT Limited Maturity Bond          0.95%          3.66%             3.98%           12-01-87
Portfolio

Neuberger Berman AMT Partners Portfolio           -10.20%          5.59%            11.92%           08-01-94

Oppenheimer Variable Account Funds -              -36.28%            N/A           -34.03%           05-01-00
Oppenheimer Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -               -0.03%          3.67%             5.15%           09-01-89
Oppenheimer Bond Fund/VA: Initial Class

Oppenheimer Variable Account Funds -              -19.14%            N/A             9.21%           07-14-97
Oppenheimer Capital Appreciation Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -              -18.65%         13.46%            11.87%           10-01-93
Oppenheimer Global Securities Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -              -16.93%            N/A           -15.65%           05-01-00
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class

Oppenheimer Variable Account Funds -               -5.52%          6.81%             8.66%           09-01-89
Oppenheimer Multiple Strategies Fund/VA:
Initial Class

Strong Opportunity Fund II, Inc.                  -11.01%         12.62%            15.01%           05-08-92

Strong Variable Insurance Funds, Inc. -            -3.68%          4.47%             7.68%           05-08-92
Strong Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc. -           -27.91%         -8.00%            -4.62%           10-23-95
International Stock II

The Universal Institutional Funds, Inc. -           2.25%            N/A             0.58%           07-14-97
Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc. -           2.00%            N/A             5.55%           09-21-00
U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust -               -12.28%          -1.38%            0.79%           09-01-89
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust -                -9.27%          -9.57%           -9.24%           12-23-96
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -               -17.19%          -5.75%            3.45%           09-01-89
Worldwide Hard Assets Fund


NON-STANDARDIZED TOTAL RETURN


-------------------------------------------------------------------------------------------------------------------
                                                                                   10 Years To
                                                  1 Year To      5 Years To      12/31/01or Life     Date Fund
              Sub-Account Options                 12/31/01        12/31/01           of Fund         Effective
---------------------------------------------- ------------- -------------- -------------------- ------------------
American Century Variable Portfolios, Inc. -       -4.90%           5.25%               5.23%         05-01-91
American Century VP Balanced Fund: Class I

American Century Variable Portfolios, Inc. -      -29.08%           2.62%               3.65%         11-20-87
American Century VP Capital Appreciation Fund:
Class I

American Century Variable Products, Inc. -         -9.64%             N/A               5.43%         10-30-97
American Century VP Income & Growth Fund:
Class I

American Century Variable Portfolios, Inc. -      -30.17%           4.88%               5.34%         05-02-94
American Century VP International Fund: Class I

American Century Variable Portfolios, Inc. -       11.23%          10.23%              11.04%         05-01-96
American Century VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture         -29.64%           1.25%               0.65%         09-30-96
Capital Portfolio

Credit Suisse Trust - International Focus         -23.37%          -3.24%              -0.31%         06-30-95
Portfolio

Credit Suisse Trust - Small Cap Growth            -17.19%           4.02%               8.49%         06-30-95
Portfolio

Dreyfus Investment Portfolios - European          -29.14%             N/A              -4.79%         04-22-99
Equity Portfolio: Initial Shares

The Dreyfus Socially Responsible Growth Fund,     -23.67%           6.77%              10.97%         10-06-93
Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares    -13.42%           8.83%              10.91%         09-29-89

Dreyfus Variable Investment Fund- Appreciation    -10.59%           9.31%              12.19%         04-05-93
Portfolio: Initial Shares

Dreyfus Variable Investment Fund - Growth &        -7.17%           5.10%              12.02%         05-02-94
Income Portfolio: Initial Shares

Fidelity VIP Equity-Income Portfolio: Initial      -6.29%           7.87%              12.02%         10-09-86
Class

Fidelity VIP Growth Portfolio: Initial Class      -18.81%          10.09%              11.81%         10-09-86

Fidelity VIP High Income Portfolio: Initial       -12.98%          -4.93%               3.81%         09-19-85
Class

Fidelity VIP Overseas Portfolio: Initial Class    -22.28%           1.29%               4.40%         01-28-87

Fidelity VIP II Asset Manager Portfolio:           -5.44%           5.78%               7.72%         09-01-89
Initial Class

Fidelity VIP II Contrafund(R) Portfolio: Initial  -13.48%           8.89%              14.14%         01-03-95
Class

Fidelity VIP III Growth Opportunities             -15.63%           2.23%               7.90%         01-03-95
Portfolio: Initial Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I      -2.70%             N/A               8.99%         10-31-97

GVIT Gartmore GVIT Emerging Markets Fund:          -6.52%             N/A             -23.48%         08-30-00
Class I

GVIT Gartmore GVIT Global Technology and          -43.53%             N/A             -43.78%         06-30-00
Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund:            5.75%           5.58%               5.56%         11-08-82
Class I

GVIT Gartmore GVIT Growth Fund: Class I           -29.15%           2.15%               4.78%         04-15-92

GVIT Gartmore GVIT International Growth Fund:     -29.66%             N/A             -31.41%         08-30-00
Class I

GVIT Gartmore GVIT Money Market Fund:               2.15%           3.53%               3.12%         11-10-81
Class I

GVIT Gartmore GVIT Total Return Fund: Class I     -13.06%           5.62%               8.86%         11-08-82

GVIT GVIT Small Cap Growth Fund: Class I          -12.10%             N/A              15.73%         05-03-99

GVIT GVIT Small Cap Value Fund: Class I            26.47%             N/A              12.60%         10-31-97

GVIT GVIT Small Company Fund: Class I              -8.02%          10.08%              13.86%         10-23-95

GVIT MAS GVIT Multi Sector Bond Fund:               2.72%             N/A               2.15%         10-31-97
Class I


-------------------------------------------------------------------------------------------------------------------
                                                                                   10 Years To
                                                  1 Year To      5 Years To      12/31/01or Life     Date Fund
              Sub-Account Options                 12/31/01        12/31/01           of Fund         Effective
---------------------------------------------- ------------- -------------- -------------------- ------------------
GVIT Strong GVIT Mid Cap Growth Fund:             -31.29%             N/A               4.54%         10-31-97
Class I

GVIT Turner GVIT Growth Focus Fund: Class I       -39.89%             N/A             -49.67%         06-30-00

Janus Aspen Series - Capital Appreciation         -22.93%             N/A              15.69%         05-01-97
Portfolio: Service Shares

Janus Aspen Series - Global Technology            -38.20%             N/A             -37.32%         01-18-00
Portfolio: Service Shares

Janus Aspen Series - International Growth         -24.51%           8.48%              11.68%         05-02-94
Portfolio: Service Shares

Neuberger Berman AMT Growth Portfolio             -31.34%           5.14%               6.71%         09-10-84

Neuberger Berman AMT Guardian Portfolio            -2.90%             N/A              10.16%         11-03-97

Neuberger Berman AMT Limited Maturity Bond          7.25%           4.13%               3.98%         09-10-84
Portfolio

Neuberger Berman AMT Partners Portfolio            -4.20%           6.02%              10.83%         03-22-94

Oppenheimer Variable Account Funds -              -32.24%           5.55%              10.21%         08-15-86
Oppenheimer Aggressive Growth Fund/VA: Initial
Class

Oppenheimer Variable Account Funds -                6.27%           4.14%              5.15%          04-03-85
Oppenheimer Bond Fund/VA: Initial Class

Oppenheimer Variable Account Funds -              -13.81%          12.59%             13.60%          04-03-85
Oppenheimer Capital Appreciation Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -              -13.28%          13.78%             12.31%          11-12-90
Oppenheimer Global Securities Fund/VA: Initial
Class

Oppenheimer Variable Account Funds -              -11.43%           5.22%             12.08%          07-05-95
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class

Oppenheimer Variable Account Funds -                0.78%           7.22%              8.66%          02-09-87
Oppenheimer Multiple Strategies Fund/VA:
Initial Class

Strong Opportunity Fund II, Inc.                   -5.06%          12.95%             15.01%          05-08-92

Strong Variable Insurance Funds, Inc. - Strong      2.62%           4.92%              7.68%          05-08-92
Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc. -           -23.24%          -7.52%             -4.47%          10-20-95
International Stock II

The Universal Institutional Funds, Inc. -           8.55%             N/A              1.59%          06-16-97
Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc. - U.S.      8.30%             N/A              6.81%          03-03-97
Real Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide      -6.43%          -0.84%              0.79%          09-01-89
Bond Fund

Van Eck Worldwide Insurance Trust - Worldwide      -3.19%          -9.11%             -4.29%          12-21-95
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide     -11.71%          -5.25%              3.45%          09-01-89
Hard Assets Fund



The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios -

Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Quality Bond Fund II: Primary Shares, Fidelity VIP Overseas Portfolio: Initial Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There can be no assurance that the investment objectives will be achieved.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP BALANCED FUND: CLASS I
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities.

     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.


CREDIT SUISSE TRUST

The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. The Portfolio will invest in at least three countries, including the United States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using a this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

       Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH & INCOME PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: INITIAL CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: INITIAL CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND INITIAL CLASS R Investment
     Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.


     VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)
     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE GVIT EMERGING MARKETS FUND:
     CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Subadviser: Gartmore Global Partners Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Subadviser: Gartmore Global Partners Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

         GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
         Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
         Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
         Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.


JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES
     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA: INITIAL CLASS
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS
     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     INTERNATIONAL STOCK FUND II (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital Growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

U. S. REAL ESTATE PORTFOLIO
Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


     WORLDWIDE BOND FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002) Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)

     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for accumulation units outstanding throughout the period.


----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
American Century Variable         17.896947        17.020275           -4.90%         3,993,777         2001
Portfolios, Inc. - American       18.643877        17.896947           -4.01%         4,663,795         2000
Century VP Balanced Fund:         17.180551        18.643877            8.52%         5,334,003         1999
Class I - Q/NQ                    15.050621        17.180551           14.15%         5,996,007         1998
                                  13.180739        15.050621           14.19%         4,838,477         1997
                                  11.914266        13.180739           10.63%         3,661,709         1996
                                   9.975959        11.914266           19.43%         1,591,677         1995
                                  10.055760         9.975959           -0.79%           544,620         1994
                                  10.000000        10.055760            0.56%                 0         1993

American Century Variable         19.368910        13.736351          -29.08%         4,632,303         2001
Portfolios, Inc. - American       18.015046        19.368910            7.52%         7,055,526         2000
Century VP Capital                11.105046        18.015046           62.22%         5,527,904         1999
Appreciation Fund: Class I -      11.511011        11.105046           -3.53%         8,891,042         1998
Q/NQ                              12.067726        11.511011           -4.61%         6,424,116         1997
                                  12.792935        12.067726           -5.67%         6,921,782         1996
                                   9.896469        12.792935           29.27%         4,742,944         1995
                                  10.155359         9.896469           -2.55%         1,565,433         1994
                                  10.000000        10.155359            1.55%                 0         1993

American Century Variable         11.096215        10.026074           -9.64%         3,145,424         2001
Portfolios, Inc. - American       12.589315        11.096215          -11.86%         3,418,902         2000
Century VP Income & Growth        10.818483        12.589315           16.37%         3,162,385         1999
Fund: Class I - Q/NQ              10.000000        10.818483            8.18%         2,046,928         1998

American Century Variable         21.291032        14.866936          -30.17%         5,971,956         2001
Portfolios, Inc. - American       25.959887        21.291032          -17.98%         8,202,456         2000
Century VP International Fund:    16.049229        25.959887           61.75%         8,622,540         1999
Class I - Q/NQ                    13.705793        16.049229           17.10%         8,709,163         1998
                                  11.716901        13.705793           16.97%         6,868,887         1997
                                  10.387676        11.716901           12.80%         3,605,593         1996
                                   9.388381        10.387676           10.64%         1,659,374         1995
                                  10.000000         9.388381           -6.12%           321,080         1994

American Century Variable         14.840550        16.507696           11.23%         6,664,788         2001
Portfolio, Inc. - American        12.738880        14.840550           16.50%         3,695,945         2000
Century VP Value Fund: Class I    13.030493        12.738880           -2.24%         2,562,308         1999
- Q/NQ                            12.608786        13.030493            3.34%         2,332,484         1998
                                  10.142340        12.608786           24.32%         3,080,976         1997
                                  10.000000        10.142340            1.42%            15,433         1996

Credit Suisse Trust - Global      15.370073        10.814008          -29.64%           585,736         2001
Post-Venture Capital Portfolio    19.229243        15.370073          -20.07%           993,737         2000
- Q/NQ                            11.927880        19.229243           61.21%         1,650,674         1999
                                  11.357831        11.927880            5.02%           979,637         1998
                                  10.163549        11.357831           11.75%           580,576         1997
                                  10.000000        10.163549            1.64%           525,441         1996



----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
Credit Suisse Trust -              12.787120         9.798673          -23.37%         5,686,488         2001
International Focus Portfolio      17.499626        12.787120          -26.93%         7,287,295         2000
- Q/NQ                             11.567145        17.499626           51.29%         9,029,739         1999
                                   11.135857        11.567145            3.87%         8,662,434         1998
                                   11.554772        11.135857           -3.63%        14,603,429         1997
                                   10.655759        11.554772            8.44%        11,601,373         1996
                                   10.000000        10.655759            6.56%         2,058,830         1995

Credit Suisse Trust - Small        20.515433        16.988109          -17.19%         6,572,671         2001
Cap Portfolio - Q/NQ               25.407601        20.515433          -19.25%         7,851,571         2000
                                   15.240137        25.407601           66.72%         9,475,778         1999
                                   15.910364        15.240137           -4.21%        10,310,194         1998
                                   13.952718        15.910364           14.03%        12,347,057         1997
                                   12.423899        13.952718           12.31%         8,673,767         1996
                                   10.000000        12.423899           24.24%         2,508,453         1995

Dreyfus Investment Portfolios       9.266641         6.566134          -29.14%           133,528         2001
- European Equity Portfolio:       10.000000         9.266641           -7.33%           113,791         2000
Initial Shares - Q/NQ

The Dreyfus Socially               29.250748        22.328068          -23.67%         3,917,325         2001
Responsible Growth Fund, Inc.:     33.342555        29.250748          -12.27%         5,303,337         2000
Initial Shares - Q/NQ              25.996040        33.342555           28.26%         5,373,686         1999
                                   20.377644        25.996040           27.57%         4,943,293         1998
                                   16.091197        20.377644           26.64%         4,479,872         1997
                                   13.462638        16.091197           19.52%         2,142,586         1996
                                   10.146464        13.462638           32.68%           527,250         1995
                                   10.138790        10.146464            0.08%           162,530         1994
                                   10.000000        10.138790            1.39%                 0         1993

Dreyfus Stock Index Fund,          28.859118        24.986785          -13.42%        24,724,745         2001
Inc.: Initial Shares - Q/NQ        32.260809        28.859118          -10.54%        30,238,514         2000
                                   27.128900        32.260809           18.92%        35,125,234         1999
                                   21.459607        27.128900           26.42%        28,257,153         1998
                                   16.369120        21.459607           31.10%        28,821,679         1997
                                   13.549203        16.369120           20.81%        13,909,952         1996
                                   10.046079        13.549203           34.87%         4,138,495         1995
                                   10.099271        10.046079           -0.53%           418,226         1994
                                   10.000000        10.099271            0.99%                 0         1993

Dreyfus Variable Investment        14.081974        12.591167          -10.59%         3,785,384         2001
Fund - Appreciation Portfolio:     14.374409        14.081974           -2.03%         4,799,695         2000
Initial Shares - Q/NQ              13.079978        14.374409            9.90%         6,998,259         1999
                                   10.187254        13.079978           28.40%         6,377,285         1998
                                   10.000000        10.187254            1.87%           628,991         1997

Dreyfus Variable Investment        13.795345        12.805859           -7.17%         3,495,434         2001
Fund - Growth & Income             14.539855        13.795345           -5.12%         3,534,547         2000
Portfolio: Initial Shares -        12.616052        14.539855           15.25%         3,543,308         1999
Q/NQ                               11.443262        12.616052           10.25%         2,540,933         1998
                                    9.986704        11.443262           14.58%         3,025,163         1997
                                   10.000000         9.986704           -0.13%             3,086         1996



----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
Fidelity VIP Equity - Income       25.167929        23.583739           -6.29%        29,417,442         2001
Portfolio: Initial Class - Q/NQ    23.541057        25.167929            6.91%        35,054,089         2000
                                   22.453988        23.541057            4.84%        45,180,194         1999
                                   20.400657        22.453988           10.07%        40,310,078         1998
                                   16.150507        20.400657           26.32%        51,518,923         1997
                                   14.333670        16.150507           12.68%        38,787,969         1996
                                   10.760332        14.333670           33.21%        21,481,826         1995
                                   10.192462        10.760332            5.57%         5,635,869         1994
                                   10.000000        10.192462            1.92%                 0         1993

Fidelity VIP Growth Portfolio:     30.318476        24.615308          -18.81%        26,873,908         2001
Initial Class - Q/NQ               34.539423        30.318476          -12.22%        34,767,793         2000
                                   25.487577        34.539423           35.51%        38,897,645         1999
                                   18.531166        25.487577           37.54%        28,860,912         1998
                                   15.220265        18.531166           21.75%        33,475,336         1997
                                   13.458405        15.220265           13.09%        29,310,974         1996
                                   10.082986        13.458405           33.48%        16,920,397         1995
                                   10.227729        10.082986           -1.42%         5,335,552         1994
                                   10.000000        10.227729            2.28%                 0         1993

Fidelity VIP High Income           11.743457        10.219726          -12.98%        13,495,201         2001
Portfolio: Initial Class - Q/NQ    15.361833        11.743457          -23.55%        15,572,924         2000
                                   14.405141        15.361833            6.64%        21,726,089         1999
                                   15.270686        14.405141           -5.67%        12,922,102         1998
                                   13.162137        15.270686           16.02%        26,167,989         1997
                                   11.707151        13.162137           12.43%        19,891,852         1996
                                    9.844496        11.707151           18.92%         9,722,480         1995
                                   10.140663         9.844496           -2.92%         2,856,480         1994
                                   10.000000        10.140663            1.41%                 0         1993

Fidelity VIP Overseas              17.446546        13.559712          -22.28%         6,041,209         2001
Portfolio: Initial Class - Q/NQ    21.872670        17.446546          -20.24%         7,907,448         2000
                                   15.553060        21.872670           40.63%         9,306,865         1999
                                   13.990014        15.553060           11.17%        20,601,480         1998
                                   12.718928        13.990014            9.99%        10,741,793         1997
                                   11.394419        12.718928           11.62%         9,514,059         1996
                                   10.536141        11.394419            8.15%         7,342,812         1995
                                   10.504149        10.536141            0.30%         4,529,749         1994
                                   10.000000        10.504149            5.04%                 0         1993

Fidelity VIP II Asset Manager      17.466478        16.516182           -5.44%        10,674,857         2001
Portfolio: Initial Class - Q/NQ    18.437523        17.466478           -5.27%        13,701,685         2000
                                   16.832250        18.437523            9.54%        16,646,117         1999
                                   14.837912        16.832250           13.44%        29,762,582         1998
                                   12.472730        14.837912           18.96%        18,942,848         1997
                                   11.038610        12.472730           12.99%        16,263,063         1996
                                    9.571852        11.038610           15.32%        12,589,947         1995
                                   10.337032         9.571852           -7.40%         8,731,818         1994
                                   10.000000        10.337032            3.37%                 0         1993

Fidelity VIP II Contrafund(R)      23.421775        20.264348          -13.48%        21,232,127         2001
Portfolio: Initial Class - Q/NQ    25.437333        23.421775           -7.92%        26,984,714         2000
                                   20.762500        25.437333           22.52%        31,604,696         1999
                                   16.200355        20.762500           28.16%        26,949,772         1998
                                   13.235075        16.200355           22.40%        30,155,970         1997
                                   11.065996        13.235075           19.60%        19,346,418         1996
                                   10.000000        11.065996           10.66%         4,382,080         1995



----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
Fidelity VIP III Growth            11.288277         9.524258          -15.63%         3,875,276         2001
Opportunities Portfolio:           13.803637        11.288277          -18.22%         5,504,332         2000
Initial Class - Q/NQ               13.426082        13.803637            2.81%         7,627,876         1999
                                   10.926972        13.426082           22.87%         5,126,613         1998
                                   10.000000        10.926972            9.27%         2,544,452         1997

GVIT Dreyfus GVIT Mid Cap          10.419496        10.138634           -2.70%         3,012,171         2001
Index Fund: Class I - Q/NQ         10.000000        10.419496            4.19%         1,646,123         2000

GVIT Gartmore GVIT Emerging         8.682706         8.116661           -6.52%           380,654         2001
Markets Fund: Class I - Q/NQ       10.000000         8.682706          -13.17%             1,097         2000


GVIT Gartmore GVIT Global           5.997100         3.386452          -43.53%           326,287         2001
Technology and Communications      10.000000         5.997100          -40.03%            84,524         2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT Government      14.172885        14.987163            5.75%        11,895,686         2001
Bond Fund: Class I - Q/NQ          12.771605        14.172885           10.97%        10,729,706         2000
                                   13.264325        12.771605           -3.71%        11,751,609         1999
                                   12.352251        13.264325            7.38%         7,555,942         1998
                                   11.423331        12.352251            8.13%         7,189,768         1997
                                   11.196001        11.423331            2.03%         5,771,545         1996
                                    9.562079        11.196001           17.09%         3,220,996         1995
                                   10.021251         9.562079           -4.58%         1,386,360         1994
                                   10.000000        10.021251            0.21%                 0         1993

GVIT Gartmore GVIT Growth          20.166998        14.288621          -29.15%         4,089,367         2001
Fund: Class I - Q/NQ               27.838556        20.166998          -27.56%         5,586,386         2000
                                   27.075632        27.838556            2.82%         8,700,641         1999
                                   21.128614        27.075632           28.15%        12,537,893         1998
                                   15.932775        21.128614           32.61%         8,010,877         1997
                                   12.811228        15.932775           24.37%         3,174,842         1996
                                   10.044095        12.811228           27.55%           541,353         1995
                                   10.278752        10.044095           -2.28%           330,355         1994
                                   10.000000        10.278752            2.79%                 0         1993

GVIT Gartmore GVIT                  9.218392         6.484565          -29.66%            14,123         2001
International Growth Fund:         10.000000         9.218392           -7.82%                 0         2000
Class I - Q/NQ

GVIT Gartmore GVIT Money           12.892122        13.168659            2.15%        33,270,180         2001
Market Fund: Class I * - Q/NQ      12.331041        12.892122            4.55%        30,539,028         2000
                                   11.927856        12.331041            3.38%        47,181,959         1999
                                   11.491365        11.927856            3.80%        23,452,710         1998
                                   11.072205        11.491365            3.79%        28,759,395         1997
                                   10.683538        11.072205            3.64%        31,584,321         1996
                                   10.254838        10.683538            4.18%        18,992,403         1995
                                   10.011385        10.254838            2.43%        11,451,968         1994
                                   10.000000        10.011385            0.11%                 0         1993



*The 7-day yield on the GVIT Gartmore GVIT Market Fund: Class I as of December 31, 2001 was -0.13%.


----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
GVIT Gartmore GVIT Total           23.254233        20.216772          -13.06%        12,851,179         2001
Return Fund: Class I - Q/NQ        24.093443        23.254233           -3.48%        15,733,473         2000
                                   22.849095        24.093443            5.45%        20,333,278         1999
                                   19.626064        22.849095           16.42%         7,755,204         1998
                                   15.378605        19.626064           27.62%        20,546,798         1997
                                   12.801951        15.378605           20.13%        10,778,926         1996
                                   10.057257        12.801951           27.29%         4,230,743         1995
                                   10.091256        10.057257           -0.34%         1,098,831         1994
                                   10.000000        10.091256            0.91%                 0         1993

GVIT GVIT Small Cap Growth          8.043683         7.070735          -12.10%         1,421,798         2001
Fund: Class I - Q/NQ               10.000000         8.043683          -19.56%           488,389         2000

GVIT GVIT Small Cap Value          11.779985        14.898248           26.47%         7,064,522         2001
Fund: Class I - Q/NQ               10.743114        11.779985            9.65%         4,160,552         2000
                                    8.523007        10.743114           26.05%         2,241,394         1999
                                   10.000000         8.523007          -14.77%         1,006,390         1998

GVIT GVIT Small Company Fund:      24.276609        22.329858           -8.02%         6,286,727         2001
Class I - Q/NQ                     22.607920        24.276609            7.38%         7,402,869         2000
                                   15.920417        22.607920           42.01%         7,455,760         1999
                                   15.985143        15.920417           -0.40%         8,113,510         1998
                                   13.815158        15.985143           15.71%         9,467,167         1997
                                   11.408018        13.815158           21.10%         5,288,384         1996
                                   10.000000        11.408018           14.08%           336,064         1995

GVIT MAS GVIT Multi Sector         10.395492        10.678479            2.72%           690,407         2001
Bond Fund: Class I - Q/NQ          10.000000        10.395492            3.95%           419,960         2000

GVIT Strong GVIT Mid Cap            8.075362         5.548405          -31.29%         1,470,638         2001
Growth Fund: Class I - Q/NQ        10.000000         8.075362          -19.25%         3,003,443         2000

GVIT Turner GVIT Growth Focus       6.322639         3.800451          -39.89%           493,404         2001
Fund: Class I - Q/NQ               10.000000         6.322639          -36.77%           123,129         2000

Janus Aspen Series - Capital        7.859711         6.057333          -22.93%         4,595,045         2001
Appreciation Portfolio:            10.000000         7.859711          -21.40%         4,515,627         2000
Service Shares - Q/NQ

Janus Aspen Series - Global         6.715762         4.150252          -38.20%         3,535,659         2001
Technology Portfolio: Service      10.000000         6.715762          -32.84%         3,471,230         2000
Shares - Q/NQ

Janus Aspen Series -                7.877947         5.947123          -24.51%         2,328,161         2001
International Growth               10.000000         7.877947          -21.22%         2,667,393         2000
Portfolio: Service Shares -
Q/NQ

Neuberger Berman AMT-              24.745323        16.989230          -31.34%         5,046,973         2001
Growth Portfolio - Q/NQ            28.406340        24.745323          -12.89%         6,884,675         2000
                                   19.155589        28.406340           48.29%         5,441,181         1999
                                   16.816500        19.155589           13.91%         8,274,573         1998
                                   13.220449        16.816500           27.20%         6,937,182         1997
                                   12.286164        13.220449            7.60%         5,203,362         1996
                                    9.458916        12.286164           29.89%         4,282,476         1995
                                   10.096549         9.458916           -6.32%           881,890         1994
                                   10.000000        10.096549            0.97%                 0         1993



----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
Neuberger Berman AMT -             10.483042        10.179546           -2.90%         2,218,919         2001
Guardian Portfolio - Q/NQ          10.512151        10.483042           -0.28%         1,747,147         2000
                                    9.276124        10.512151           13.32%         2,322,739         1999
                                   10.000000         9.276124           -7.24%         1,710,516         1998

Neuberger Berman AMT - Limited     12.660223        13.578196            7.25%         4,861,455         2001
Maturity Bond Portfolio - Q/NQ     12.023258        12.660223            5.30%         3,932,526         2000
                                   12.016412        12.023258            0.06%         4,837,168         1999
                                   11.674415        12.016412            2.93%         5,856,163         1998
                                   11.092313        11.674415            5.25%         6,540,741         1997
                                   10.786223        11.092313            2.84%         7,598,698         1996
                                    9.860649        10.786223            9.39%         5,344,995         1995
                                   10.015749         9.860649           -1.55%         2,583,392         1994
                                   10.000000        10.015749            0.16%                 0         1993

Neuberger Berman AMT -             24.063356        23.053572           -4.20%         7,321,985         2001
Partners Portfolio - Q/NQ          24.233053        24.063356           -0.70%         8,893,050         2000
                                   22.890094        24.233053            5.87%        12,141,659         1999
                                   22.277405        22.890094            2.75%        12,948,011         1998
                                   17.213970        22.277405           29.41%        19,031,073         1997
                                   13.474969        17.213970           27.75%         9,738,461         1996
                                   10.013591        13.474969           34.57%         2,836,720         1995
                                   10.000000        10.013591            0.14%           123,681         1994

Oppenheimer Variable Account        7.751499         5.252627          -32.24%         2,999,468         2001
Funds - Oppenheimer Aggressive     10.000000         7.751499          -22.49%         5,796,197         2000
Growth Fund/VA: Initial Class
- Q/NQ

Oppenheimer Variable Account       13.370250        14.208574            6.27%        10,022,380         2001
Funds - Oppenheimer Bond           12.779991        13.370250            4.62%        10,077,101         2000
Fund/VA: Initial Class - Q/NQ      13.161293        12.779991           -2.90%        12,126,075         1999
                                   12.497968        13.161293            5.31%         8,020,359         1998
                                   11.601791        12.497968            7.72%        12,023,535         1997
                                   11.228877        11.601791            3.32%         7,924,198         1996
                                    9.733460        11.228877           15.36%         3,860,775         1995
                                   10.066342         9.733460           -3.31%           977,259         1994
                                   10.000000        10.066342            0.66%                 0         1993

Oppenheimer Variable Account       17.511311        15.093160          -13.81%         7,523,230         2001
Funds- Oppenheimer Capital         17.799664        17.511311           -1.62%         9,262,808         2000
Appreciation Fund/VA: Initial      12.743636        17.799664           39.67%         5,845,439         1999
Class - Q/NQ                       10.422959        12.743636           22.27%         2,675,493         1998
                                   10.000000        10.422959            4.23%           755,641         1997

Oppenheimer Variable Account       26.766747        23.212883          -13.28%        11,672,215         2001
Funds - Oppenheimer Global         25.830374        26.766747            3.63%        14,297,315         2000
Securities Fund/VA: Initial        16.529444        25.830374           56.27%         6,498,893         1999
Class - Q/NQ                       14.691771        16.529444           12.51%         9,503,851         1998
                                   12.171005        14.691771           20.71%         6,984,145         1997
                                   10.479380        12.171005           16.14%         4,661,410         1996
                                   10.394970        10.479380            0.81%         2,901,407         1995
                                   11.182167        10.394970           -7.04%         1,500,105         1994
                                   10.000000        11.182167           11.82%                 0         1993



----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
Oppenheimer Variable Account        8.970506         7.945581          -11.43%         1,428,440         2001
Funds - Oppenheimer Main           10.000000         8.970506          -10.29%           752,623         2000
Street Growth & Income
Fund/VA: Initial Class - Q/NQ

Oppenheimer Variable Account       18.837595        18.984226            0.78%         6,189,589         2001
Funds - Oppenheimer Multiple       17.948145        18.837595            4.96%         6,843,486         2000
Strategies Fund/VA: Initial        16.281980        17.948145           10.23%         7,838,754         1999
Class - Q/NQ                       15.482895        16.281980            5.16%         8,118,694         1998
                                   13.395639        15.482895           15.58%         9,663,142         1997
                                   11.763879        13.395639           13.87%         6,016,068         1996
                                    9.830640        11.763879           19.67%         3,208,056         1995
                                   10.167774         9.830640           -3.32%         1,304,759         1994
                                   10.000000        10.167774            1.68%                 0         1993

Strong Opportunity Fund II,        29.902010        28.453690           -4.84%         8,824,221         2001
Inc. - Q/NQ                        28.512432        29.902010            4.87%        10,069,233         2000
                                   21.434632        28.512432           33.02%        11,348,235         1999
                                   19.146013        21.434632           11.95%        17,586,610         1998
                                   15.477893        19.146013           23.70%        13,848,847         1997
                                   13.287288        15.477893           16.49%        11,697,732         1996
                                   10.710138        13.287288           24.06%         7,412,608         1995
                                   10.484543        10.710138            2.15%         3,570,633         1994
                                   10.000000        10.484543            4.85%                 0         1993

Strong Variable Insurance          16.540572        16.973412            2.62%         2,282,279         2001
Funds, Inc. - Strong Discovery     16.068225        16.540572            2.94%         2,727,761         2000
Fund II, Inc. - Q/NQ               15.507147        16.068225            3.62%         3,231,160         1999
                                   14.662845        15.507147            5.76%         5,891,799         1998
                                   13.350547        14.662845            9.83%         5,081,931         1997
                                   13.432714        13.350547           -0.61%         5,552,390         1996
                                   10.071698        13.432714           33.37%         4,371,980         1995
                                   10.796000        10.071698           -6.71%         1,425,618         1994
                                   10.000000        10.796000            7.96%                 0         1993

Strong Variable Insurance           9.805769         7.527207          -23.24%         1,621,681         2001
Funds, Inc. - International        16.443689         9.805769          -40.37%         2,115,299         2000
Stock Fund II - Q/NQ                8.908351        16.443689           84.59%         3,058,669         1999
                                    9.488178         8.908351           -6.11%         1,939,467         1998
                                   11.127252         9.488178          -14.73%        27,533,374         1997
                                   10.224570        11.127252            8.83%         2,816,475         1996
                                   10.000000        10.224570            2.25%            78,695         1995

The Universal Institutional         9.702263        10.531840            8.55%           483,172         2001
Funds, Inc. - Emerging Markets      8.833418         9.702263            9.84%           539,962         2000
Debt Portfolio - Q/NQ               6.924574         8.833418           27.57%           541,812         1999
                                    9.805852         6.924574          -29.38%           701,335         1998
                                   10.000000         9.805852           -1.94%           433,246         1997

The Universal Institutional        18.720543        20.273439            8.30%         3,369,422         2001
Funds, Inc. - U.S. Real Estate     10.000000        18.720543            3.91%         3,431,499         2000
Portfolio - Q/NQ



----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION      ACCUMULATION     PERCENT         NUMBER OF
                                UNIT VALUE AT     UNIT VALUE AT    CHANGE IN       ACCUMULATION          YEAR
                                BEGINNING OF      END OF PERIOD    ACCUMULATION    UNITS AT END OF
                                PERIOD                             UNIT VALUE      PERIOD
---------------------------- ------------------ ---------------- ---------------- ------------------- ----------
Van Eck Worldwide Insurance        11.883303        11.119078           -6.43%         1,524,639         2001
Trust - Worldwide Bond Fund -      11.830291        11.883303            0.45%         2,358,189         2000
Q/NQ                               13.016609        11.830291           -9.11%         1,649,838         1999
                                   11.708039        13.016609           11.18%         3,560,835         1998
                                   11.597396        11.708039            0.95%         3,106,741         1997
                                   11.473340        11.597396            1.08%         2,781,619         1996
                                    9.919400        11.473340           15.67%         1,674,359         1995
                                   10.194477         9.919400           -2.70%           711,389         1994
                                   10.000000        10.194477            1.94%                 0         1993

Van Eck Worldwide Insurance         6.457670         6.251365           -3.19%         3,148,311         2001
Trust - Worldwide Emerging         11.265493         6.457670          -42.68%         3,142,825         2000
Markets Fund - Q/NQ                 5.704452        11.265493           97.49%         5,741,206         1999
                                    8.783348         5.704452          -35.05%         3,256,971         1998
                                   10.077608         8.783348          -12.84%         4,390,845         1997
                                   10.000000        10.077608            0.78%           697,417         1996

Van Eck Worldwide Insurance        11.529334        10.179675          -11.71%         1,177,768         2001
Trust - Worldwide Hard Assets      10.495465        11.529334            9.85%         1,573,717         2000
Fund - Q/NQ                         8.796887        10.495465           19.31%         2,040,168         1999
                                   12.924490         8.796887          -31.94%         3,929,938         1998
                                   13.331794        12.924490           -3.06%         3,341,041         1997
                                   11.453100        13.331794           16.40%         3,200,489         1996
                                   10.464922        11.453100            9.44%         2,034,658         1995
                                   11.147499        10.464922           -6.12%         1,188,229         1994
                                   10.000000        11.147499           11.47%                 0         1993



The American Century Variable Portfolio, Inc. - American Century VP Value Fund:
Class I, Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial Shares, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund and Credit Suisse Trust - Global Post-Venture Capital Portfolio were added to variable account December 23, 1996. Therefore, the condensed financial information reflects the reporting period from December 23, 1996 through December 31, 1996.

The Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares, Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio:
Initial Class, The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio and Oppenheimer Variable Account Funds Oppenheimer Capital Appreciation Fund/VA: Initial Class were added to the variable account July 14, 1997. Therefore, the condensed financial information reflects the reporting period from July 14, 1997 through December 31, 1997.

The American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I and Neuberger & Berman AMT - Guardian Portfolio were added to the variable account May 1, 1998. Therefore, the condensed financial information reflects the reporting period from May 1, 1998 through December 31, 1998.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the condensed financial information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, the GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, the GVIT Gartmore GVIT International Growth Fund: Class I and the GVIT Turner GVIT Growth Focus Fund:
Class I were added to the variable account October 2, 2000. Therefore, the condensed financial information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor

Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders
Fund: Class III and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Quality Bond Fund II: Primary Shares, Fidelity VIP Overseas Portfolio: Initial Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund:
Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VARIABLE ACCOUNT - II


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, 1-RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                        PAGE

General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................2
Underwriters...............................................................2
Calculations of Performance................................................2
Annuity Payments...........................................................3
Financial Statements.......................................................4

GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account - II and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2001, 2000 and 1999 no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2001, the GVIT Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was -0.13%. The GVIT Gartmore GVIT Money Market Fund:
Class I effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2001, the GVIT Gartmore GVIT Money Market Fund: Class I's seven-day effective yield was -0.12%.


The GVIT Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund:
Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.40% Mortality and Expense Risk Charge and an Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge " located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of 25,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per contract.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-II:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

                       NATIONWIDE VARIABLE ACCOUNT-II
             STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:
  Investments at fair value:
American Century VP - American Century VP Balanced (ACVPBal)
  21,435,466 shares (cost $160,029,611) ...............................................................       $  141,259,723
American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
  30,919,420 shares (cost $403,592,323) ...............................................................          231,895,653
American Century VP - American Century VP Income & Growth (ACVPIncGr)
  9,928,633 shares (cost $71,530,844) .................................................................           64,138,972
American Century VP - American Century VP International (ACVPInt)
  27,936,805 shares (cost $216,971,872) ...............................................................          184,103,545
American Century VP - American Century VP Value (ACVPValue)
  28,349,394 shares (cost $197,648,318) ...............................................................          210,919,488
American VIS - Growth Fund (AVISGro)
  587,037 shares (cost $31,107,386) ...................................................................           26,005,734
American VIS - High-Yield Bond Fund (AVISHiYld)
  136,818 shares (cost $1,699,810) ....................................................................            1,611,720
American VIS - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
  249,192 shares (cost $2,779,634) ....................................................................            2,957,910
Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
  1,680,911 shares (cost $18,015,740) .................................................................           16,338,453
Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
  12,056,967 shares (cost $102,104,225) ...............................................................          100,555,102
Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
  16,947,857 shares (cost $309,017,594) ...............................................................          237,439,470
Dreyfus IP - European Equity Portfolio (DryEuroEq)
  172,051 shares (cost $1,807,134) ....................................................................            1,839,220
The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
  8,101,816 shares (cost $282,646,092) ................................................................          216,075,425
Dreyfus Stock Index Fund (DryStkIx)
  40,342,118 shares (cost $1,326,329,387) .............................................................        1,184,444,591
Dreyfus VIF - Appreciation Portfolio (DryAp)
  2,976,585 shares (cost $115,024,670) ................................................................          104,120,945
Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
  3,763,960 shares (cost $88,786,996) .................................................................           81,489,728
Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
  69,777,687 shares (cost $1,588,556,902)                                                                      1,587,442,377
Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
  59,411,951 shares (cost $2,643,312,451) .............................................................        1,996,835,673
Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
  41,129,931 shares (cost $299,224,617) ...............................................................          263,642,857

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
  20,982,185 shares (cost $328,355,900) ...............................................................           291,232,734
Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
  42,073,433 shares (cost $669,917,386) ...............................................................           610,485,511
Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
  43,539,319 shares (cost $1,010,727,895) .............................................................           876,446,488
Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
  4,647,745 shares (cost $89,331,985) .................................................................            70,320,378
Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  2,814,543 shares (cost $63,908,930) .................................................................            57,895,149
Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  7,757,619 shares (cost $29,832,175) .................................................................            31,651,087
Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  1,420,949 shares (cost $32,132,765) .................................................................            33,108,114
Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  14,128,853 shares (cost $236,555,340) ...............................................................           149,059,395
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  4,704,358 shares (cost $62,231,275) .................................................................            61,956,397
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  754,735 shares (cost $5,093,236) ....................................................................             5,343,524
Nationwide(R) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  643,224 shares (cost $2,804,542) ....................................................................             2,707,975
Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  36,964 shares (cost $225,031) .......................................................................               226,960
Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  32,676,201 shares (cost $375,398,362) ...............................................................           381,004,502
Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
  1,435,570 shares (cost $13,329,082) .................................................................            13,121,112
Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  941,112,430 shares (cost $941,112,430) ..............................................................           941,112,430
Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  1,356,101 shares (cost $19,124,305) .................................................................            19,636,347
Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  21,897,914 shares (cost $233,924,580) ...............................................................           226,862,387
Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  15,058,688 shares (cost $308,613,898) ...............................................................           280,693,953
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  1,464,261 shares (cost $17,730,874) .................................................................            16,970,782
Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  64,130,936 shares (cost $938,364,448) ...............................................................           634,254,958
Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
  1,187,146 shares (cost $4,425,824) ..................................................................             4,321,211
Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  26,613,632 shares (cost $428,172,216) ...............................................................           306,589,040

     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
       3,122,432 shares (cost $48,144,894) ............................................................           45,712,401
     Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
       9,840,092 shares (cost $127,993,515) ...........................................................          132,546,039
     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       20,341,353 shares (cost $336,092,841) ..........................................................          307,154,426
     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       900,140 shares (cost $38,304,342) ..............................................................           36,653,681
     Oppenheimer Bond Fund/VA (OppBdFd)
       23,501,694 shares (cost $268,718,102) ..........................................................          263,453,989
     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       6,758,331 shares (cost $306,057,269) ...........................................................          247,219,763
     Oppenheimer Global Securities Fund/VA (OppGlSec)
       25,041,278 shares (cost $692,385,972) ..........................................................          571,942,797
     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       1,235,037 shares (cost $25,353,215) ............................................................           23,453,355
     Oppenheimer Multiple Strategies Fund/VA (OppMult)
       15,936,737 shares (cost $258,487,415) ..........................................................          245,425,749
     Strong Opportunity Fund II, Inc.(StOpp2)
       36,748,738 shares (cost $799,393,986) ..........................................................          714,762,963
     Strong VIF - Strong Discovery Fund II (StDisc2)
       10,249,302 shares (cost $109,670,946) ..........................................................          105,772,797
     Strong VIF - Strong International Stock Fund II (StIntStk2)
       3,304,545 shares (cost $23,972,198) ............................................................           24,585,818
     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       1,439,045 shares (cost $10,456,296) ............................................................            9,986,970
     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       10,801,476 shares (cost $127,611,429) ..........................................................          130,481,824
     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       4,009,683 shares (cost $38,652,099) ............................................................           37,771,212
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       5,271,195 shares (cost $38,755,799) ............................................................           42,907,527
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       3,356,804 shares (cost $37,999,343) ............................................................           35,884,235
                                                                                                            ----------------
          Total investments ...........................................................................       14,643,832,566
   Accounts receivable ................................................................................                 --
                                                                                                            ----------------
          Total assets ................................................................................       14,643,832,566
ACCOUNTS PAYABLE ......................................................................................               64,347
                                                                                                            ----------------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................................................     $ 14,643,768,219
                                                                                                            ================


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                        Total              ACVPBal           ACVPCapAp            ACVPIncGr
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    287,683,041           4,421,073                --               659,515
  Mortality and expense risk charges (note 2) ...       (220,219,618)         (2,065,944)         (3,984,483)           (967,985)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         67,463,423           2,355,129          (3,984,483)           (308,470)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........     10,169,066,707          33,806,479         108,455,866          33,384,674
  Cost of mutual fund shares sold ...............    (11,593,992,027)        (40,905,930)       (122,127,533)        (37,276,122)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........     (1,424,925,320)         (7,099,451)        (13,671,667)         (3,891,448)
  Change in unrealized gain (loss)
    on investments ..............................     (1,954,057,780)         (8,536,268)       (220,847,872)         (3,820,465)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............     (3,378,983,100)        (15,635,719)       (234,519,539)         (7,711,913)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................      1,049,281,591           5,248,329         120,030,377                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (2,262,238,086)         (8,032,261)       (118,473,645)         (8,020,383)
                                                    ================    ================    ================    ================


                                                        ACVPInt            ACVPValue            AVISGro           AVISHiYld
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             244,764           1,320,660             192,400             159,558
  Mortality and expense risk charges (note 2) ...          (3,342,104)         (2,106,967)           (387,323)            (21,088)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................          (3,097,340)           (786,307)           (194,923)            138,470
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         278,205,027         135,349,648           6,216,515           1,064,783
  Cost of mutual fund shares sold ...............        (418,857,404)       (126,128,620)         (4,379,883)         (1,158,173)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........        (140,652,377)          9,221,028           1,836,632             (93,390)
  Change in unrealized gain (loss)
    on investments ..............................          20,198,409           5,786,290         (16,240,542)             62,160
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (120,453,968)         15,007,318         (14,403,910)            (31,230)
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................          27,025,160                --             7,912,626                --
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (96,526,148)         14,221,011          (6,686,207)            107,240
                                                     ================    ================    ================    ================



                                                       AVISGvt             CSWPGPV            CSWPIntEq          CSWPSmCoGr
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        171,598                --                  --                  --
  Mortality and expense risk charges (note 2) ...            (40,189)           (299,564)         (1,706,279)         (3,307,263)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................            131,409            (299,564)         (1,706,279)         (3,307,263)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........            510,990          27,110,584         154,877,600         141,201,738
  Cost of mutual fund shares sold ...............           (471,988)        (49,875,769)       (234,696,338)       (279,356,368)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........             39,002         (22,765,185)        (79,818,738)       (138,154,630)
  Change in unrealized gain (loss)
    on investments ..............................              2,994          13,573,928          45,758,832          83,925,609
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............             41,996          (9,191,257)        (34,059,906)        (54,229,021)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --                  --                  --                  --
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        173,405          (9,490,821)        (35,766,185)        (57,536,284)
                                                    ================    ================    ================    ================

                                                     DryEuroEq             DrySRGro           DryStkIx              DryAp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             15,859             159,847          14,452,223             903,282
  Mortality and expense risk charges (note 2) ...            (30,850)         (3,643,993)        (18,448,439)         (1,589,043)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................            (14,991)         (3,484,146)         (3,996,216)           (685,761)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         55,466,799          77,836,174         519,572,444          51,396,020
  Cost of mutual fund shares sold ...............        (55,795,565)        (77,666,467)       (492,619,541)        (54,471,713)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........           (328,766)            169,707          26,952,903          (3,075,693)
  Change in unrealized gain (loss)
    on investments ..............................            (10,038)        (75,205,006)       (241,252,004)        (10,282,440)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............           (338,804)        (75,035,299)       (214,299,101)        (13,358,133)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --                  --             6,331,855                --
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           (353,795)        (78,519,445)       (211,963,462)        (14,043,894)
                                                    ================    ================    ================    ================




NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                       DryGrInc            FidVIPEI            FidVIPGr            FidVIPHI
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        400,698          31,766,291           2,043,908          48,692,862
  Mortality and expense risk charges (note 2) ...         (1,101,860)        (23,735,699)        (31,593,429)         (4,312,660)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (701,162)          8,030,592         (29,549,521)         44,380,202
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         18,644,854         321,010,248         678,269,126         343,050,162
  Cost of mutual fund shares sold ...............        (18,098,063)       (272,815,672)       (694,720,791)       (487,653,207)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........            546,791          48,194,576         (16,451,665)       (144,603,045)
  Change in unrealized gain (loss)
    on investments ..............................         (7,483,395)       (268,569,663)       (690,323,855)         59,548,303
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         (6,936,604)       (220,375,087)       (706,775,520)        (85,054,742)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................          1,238,795          89,248,151         192,127,379                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (6,398,971)       (123,096,344)       (544,197,662)        (40,674,540)
                                                    ================    ================    ================    ================
                                                      FidVIPOv             FidVIPAM            FidVIPCon         FidVIPGrOp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         21,808,313          31,269,361           8,673,291             364,492
  Mortality and expense risk charges (note 2) ...         (4,939,480)         (9,130,743)        (13,429,512)         (1,158,287)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         16,868,833          22,138,618          (4,756,221)           (793,795)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        379,253,356         151,395,030         243,641,552          44,597,644
  Cost of mutual fund shares sold ...............       (554,345,733)       (147,451,876)       (206,769,112)        (64,326,029)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........       (175,092,377)          3,943,154          36,872,440         (19,728,385)
  Change in unrealized gain (loss)
    on investments ..............................         28,267,282         (80,710,590)       (225,565,521)          4,442,885
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............       (146,825,095)        (76,767,436)       (188,693,081)        (15,285,500)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         34,471,204          11,726,011          30,611,614                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (95,485,058)        (42,902,807)       (162,837,688)        (16,079,295)
                                                    ================    ================    ================    ================


                                                       JanCapAp           JanGlTech           JanIntGro          NSATCapAp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        553,024             209,516             281,603                --
  Mortality and expense risk charges (note 2) ...           (870,536)           (467,906)           (545,356)         (2,455,524)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (317,512)           (258,390)           (263,753)         (2,455,524)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         68,772,723          90,367,650         218,063,092         106,725,083
  Cost of mutual fund shares sold ...............        (89,893,707)       (130,182,912)       (234,016,885)       (240,846,192)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........        (21,120,984)        (39,815,262)        (15,953,793)       (134,121,109)
  Change in unrealized gain (loss)
    on investments ..............................          2,869,732          20,298,330           5,043,862          61,808,298
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (18,251,252)        (19,516,932)        (10,909,931)        (72,312,811)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --                  --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (18,568,764)        (19,775,322)        (11,173,684)        (74,768,335)
                                                    ================    ================    ================    ================


                                                    NSATMidCapIx           NSATEmMkt           NSATGlobTC         NSATIntGr
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            250,966              12,275                --                   502
  Mortality and expense risk charges (note 2) ...           (644,939)            (31,782)            (40,127)             (3,507)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (393,973)            (19,507)            (40,127)             (3,005)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         62,777,262          19,219,995          41,394,173          12,443,358
  Cost of mutual fund shares sold ...............        (66,434,235)        (19,485,816)        (42,884,762)        (12,449,247)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         (3,656,973)           (265,821)         (1,490,589)             (5,889)
  Change in unrealized gain (loss)
    on investments ..............................            712,334             249,207             173,244               1,378
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         (2,944,639)            (16,614)         (1,317,345)             (4,511)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................            514,545                --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (2,824,067)            (36,121)         (1,357,472)             (7,516)
                                                    ================    ================    ================    ================


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                      NSATGvtBd          NSATMSecBd           NSATMyMkt           NSATSmCapG
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     18,794,539             707,046          34,392,260                --
  Mortality and expense risk charges (note 2) ...         (5,059,523)           (165,739)        (13,391,320)           (171,125)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         13,735,016             541,307          21,000,940            (171,125)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        192,868,976          13,286,115       2,864,037,610          23,233,581
  Cost of mutual fund shares sold ...............       (191,549,486)        (13,338,544)     (2,864,037,610)        (25,802,321)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........          1,319,490             (52,429)               --            (2,568,740)
  Change in unrealized gain (loss)
    on investments ..............................          3,831,072            (245,446)               --             1,206,945
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............          5,150,562            (297,875)               --            (1,361,795)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................            514,449                --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     19,400,027             243,432          21,000,940          (1,532,920)
                                                    ================    ================    ================    ================



                                                     NSATSmCapV            NSATSmCo            NSATStMCap         NSATTotRe
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             58,334             317,765                --             5,401,007
  Mortality and expense risk charges (note 2) ...         (2,371,100)         (4,038,649)           (272,948)         (9,683,547)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         (2,312,766)         (3,720,884)           (272,948)         (4,282,540)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        254,428,734         176,581,200          89,719,875         145,348,119
  Cost of mutual fund shares sold ...............       (253,993,119)       (210,502,414)       (107,617,695)       (191,253,139)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........            435,615         (33,921,214)        (17,897,820)        (45,905,020)
  Change in unrealized gain (loss)
    on investments ..............................          9,856,905           8,532,676           9,390,826         (80,049,573)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         10,292,520         (25,388,538)         (8,506,994)       (125,954,593)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         15,891,349                --                  --            18,995,468
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         23,871,103         (29,109,422)         (8,779,942)       (111,241,665)
                                                    ================    ================    ================    ================



                                                      NSATGrFoc            NBAMTGro          NBAMTGuard           NBAMTLMat
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $           --                  --               247,645           7,183,887
  Mortality and expense risk charges (note 2) ...            (63,042)         (4,988,905)           (687,620)         (1,719,595)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................            (63,042)         (4,988,905)           (439,975)          5,464,292
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         51,020,060         229,556,134          33,686,917          77,614,032
  Cost of mutual fund shares sold ...............        (53,811,493)       (593,354,615)        (36,761,623)        (80,011,017)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         (2,791,433)       (363,798,481)         (3,074,706)         (2,396,985)
  Change in unrealized gain (loss)
    on investments ..............................            155,614           8,220,672          (2,463,476)          5,456,547
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         (2,635,819)       (355,577,809)         (5,538,182)          3,059,562
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --           198,293,271           3,537,781                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (2,698,861)       (162,273,443)         (2,440,376)          8,523,854
                                                    ================    ================    ================    ================


                                                      NBAMTPart             OppAggGro             OppBdFd          OppCapAp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          1,370,845             543,342          19,079,611           1,879,992
  Mortality and expense risk charges (note 2) ...         (4,579,887)           (685,016)         (3,639,049)         (3,808,306)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         (3,209,042)           (141,674)         15,440,562          (1,928,314)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         98,619,399         101,929,569          90,510,790         135,784,330
  Cost of mutual fund shares sold ...............       (130,138,513)       (163,875,158)        (96,900,618)       (156,307,092)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........        (31,519,114)        (61,945,589)         (6,389,828)        (20,522,762)
  Change in unrealized gain (loss)
    on investments ..............................          4,790,368          30,319,868           6,030,326         (51,979,681)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (26,728,746)        (31,625,721)           (359,502)        (72,502,443)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         13,023,030           8,477,879                --            28,211,592
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (16,914,758)        (23,289,516)         15,081,060         (46,219,165)
                                                    ================    ================    ================    ================



NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                       OppGlSec          OppMSGrInc           OppMult               StOpp2
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      4,873,000              87,243          10,049,083           4,507,730
  Mortality and expense risk charges (note 2) ...         (8,684,124)           (265,784)         (3,548,625)        (10,362,526)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         (3,811,124)           (178,541)          6,500,458          (5,854,796)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        233,927,821           5,102,552          54,728,152         152,672,856
  Cost of mutual fund shares sold ...............       (210,600,230)         (6,335,808)        (52,053,254)       (126,912,186)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         23,327,591          (1,233,256)          2,674,898          25,760,670
  Change in unrealized gain (loss)
    on investments ..............................       (213,722,128)           (666,772)        (21,319,560)       (171,004,754)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............       (190,394,537)         (1,900,028)        (18,644,662)       (145,244,084)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         90,344,262                --            13,422,366         109,245,448
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (103,861,399)         (2,078,569)          1,278,162         (41,853,432)
                                                    ================    ================    ================    ================

                                                       StDisc2            StIntStk2             UIFEmMkt          UIFUSRE
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            788,350                --               880,547           4,796,435
  Mortality and expense risk charges (note 2) ...         (1,510,637)           (438,425)           (131,018)         (1,700,005)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (722,287)           (438,425)            749,529           3,096,430
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         36,332,138         216,963,441          26,196,820          78,197,438
  Cost of mutual fund shares sold ...............        (42,390,413)       (228,885,681)        (26,762,979)        (74,626,102)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         (6,058,275)        (11,922,240)           (566,159)          3,571,336
  Change in unrealized gain (loss)
    on investments ..............................        (12,015,504)          3,163,891             550,963             896,242
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (18,073,779)         (8,758,349)            (15,196)          4,467,578
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         20,374,721           1,395,153                --             1,068,776
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          1,578,655          (7,801,621)            734,333           8,632,784
                                                    ================    ================    ================    ================


                                                      VEWrldBd           VEWrldEMkt          VEWrldHAs
                                                  ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................  $      2,160,923                --               535,576
  Mortality and expense risk charges (note 2) ....          (631,301)           (628,845)           (590,096)
                                                    ----------------    ----------------    ----------------
    Net investment activity ......................         1,529,622            (628,845)            (54,520)
                                                    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold .........        85,303,864         168,740,038         108,595,497
  Cost of mutual fund shares sold ................       (86,584,489)       (179,957,369)       (111,467,406)
                                                    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........        (1,280,625)        (11,217,331)         (2,871,909)
  Change in unrealized gain (loss)
    on investments ...............................        (3,167,993)          9,410,111          (3,111,337)
                                                    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............        (4,448,618)         (1,807,220)         (5,983,246)
                                                    ----------------    ----------------    ----------------
  Reinvested capital gains .......................              --                  --                  --
                                                    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........  $     (2,918,996)         (2,436,065)         (6,037,766)
                                                    ================    ================    ================


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                  Total                                  ACVPBal
                                                  ------------------------------------    ------------------------------------
                                                         2001               2000                2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     67,463,423          42,661,049           2,355,129           2,398,844
  Realized gain (loss) on investments .........     (1,424,925,320)      1,595,269,221          (7,099,451)          1,185,984
  Change in unrealized gain (loss)
    on investments ............................     (1,954,057,780)     (5,003,649,641)         (8,536,268)        (13,792,135)
  Reinvested capital gains ....................      1,049,281,591       1,946,976,470           5,248,329           3,115,066
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (2,262,238,086)     (1,418,742,901)         (8,032,261)         (7,092,241)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        619,484,240       1,059,364,499           4,996,328           8,527,067
  Transfers between funds .....................               --                  --             1,620,142          (7,015,872)
  Redemptions .................................     (2,766,989,098)     (3,887,748,475)        (26,005,013)        (31,482,743)
  Annuity benefits ............................         (3,654,072)         (4,060,823)            (49,126)            (37,053)
  Annual contract maintenance charges
    (note 2) ..................................         (7,477,297)         (8,168,521)            (66,739)            (69,439)
  Contingent deferred sales charges
    (note 2) ..................................        (24,161,467)        (43,763,514)           (245,182)           (340,810)
  Adjustments to maintain reserves ............         (2,043,997)        (21,377,185)            (15,211)             (4,311)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................     (2,184,841,691)     (2,905,754,019)        (19,764,801)        (30,423,161)
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (4,447,079,777)     (4,324,496,920)        (27,797,062)        (37,515,402)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     19,090,847,996      23,415,344,916         169,055,106         206,570,508
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 14,643,768,219      19,090,847,996         141,258,044         169,055,106
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................        771,858,448         861,079,261           9,044,849          10,612,205
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         62,521,368         686,223,855             378,294           1,357,021
  Units redeemed ..............................       (146,208,626)       (775,444,668)         (1,486,826)         (2,924,377)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................        688,171,190         771,858,448           7,936,317           9,044,849
                                                  ================    ================    ================    ================


                                                                ACVPCapAp                               ACVPIncGr
                                                  ------------------------------------    ------------------------------------
                                                         2001                2000                2001                2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................         (3,984,483)         (6,362,673)           (308,470)           (683,254)
  Realized gain (loss) on investments .........        (13,671,667)         84,327,765          (3,891,448)          4,692,454
  Change in unrealized gain (loss)
    on investments ............................       (220,847,872)        (71,949,602)         (3,820,465)        (14,589,166)
  Reinvested capital gains ....................        120,030,377          13,797,979                --                  --
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (118,473,645)         19,813,469          (8,020,383)        (10,579,966)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          9,703,763          16,247,133           3,728,528           7,275,267
  Transfers between funds .....................        (52,663,996)        114,306,526           3,865,344          11,636,255
  Redemptions .................................        (47,581,452)        (86,494,032)        (12,905,711)        (14,382,558)
  Annuity benefits ............................            (61,486)            (79,237)             (4,828)               --
  Annual contract maintenance charges
    (note 2) ..................................           (185,921)           (229,741)            (31,777)            (28,774)
  Contingent deferred sales charges
    (note 2) ..................................           (355,382)           (884,203)           (103,631)           (152,567)
  Adjustments to maintain reserves ............            225,903             (76,088)             (2,657)              2,019
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................        (90,918,571)         42,790,358          (5,454,732)          4,349,642
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (209,392,216)         62,603,827         (13,475,115)         (6,230,324)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        441,520,312         378,916,485          77,612,740          83,843,064
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        232,128,096         441,520,312          64,137,625          77,612,740
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         15,066,723          13,411,163           6,984,800           6,653,902
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            449,990          16,993,215             859,557           6,142,015
  Units redeemed ..............................         (4,648,659)        (15,337,655)         (1,460,809)         (5,811,117)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         10,868,054          15,066,723           6,383,548           6,984,800
                                                  ================    ================    ================    ================




NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               ACVPInt                             ACVPValue
                                                  --------------------------------    --------------------------------
                                                       2001               2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (3,097,340)       (5,486,942)         (786,307)         (168,223)
  Realized gain (loss) on investments .........     (140,652,377)      108,431,689         9,221,028        (5,274,053)
  Change in unrealized gain (loss)
    on investments ............................       20,198,409      (197,284,487)        5,786,290        14,392,026
  Reinvested capital gains ....................       27,025,160         8,963,259              --           1,729,062
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (96,526,148)      (85,376,481)       14,221,011        10,678,812
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        9,789,713        22,841,373         6,253,977         3,770,820
  Transfers between funds .....................      (40,372,359)       44,636,984       116,241,421        34,964,668
  Redemptions .................................      (39,873,893)      (73,855,111)      (23,452,324)       (9,545,139)
  Annuity benefits ............................          (82,888)         (112,426)          (56,845)          (30,410)
  Annual contract maintenance charges
    (note 2) ..................................          (90,155)         (115,576)          (48,910)          (19,067)
  Contingent deferred sales charges
    (note 2) ..................................         (361,804)         (831,697)         (201,581)         (147,698)
  Adjustments to maintain reserves ............          (69,562)           (7,746)            9,300           (13,188)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (71,060,948)       (7,444,199)       98,745,038        28,979,986
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (167,587,096)      (92,820,680)      112,966,049        39,658,798
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      351,676,258       444,496,938        97,953,748        58,294,950
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  184,089,162       351,676,258       210,919,797        97,953,748
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       16,440,926        17,059,506         6,581,121         4,565,160
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          573,389        29,205,948         7,145,464        18,040,408
  Units redeemed ..............................       (4,700,067)      (29,824,528)         (989,243)      (16,024,447)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       12,314,248        16,440,926        12,737,342         6,581,121
                                                  ==============    ==============    ==============    ==============


                                                                AVISGro                         AVISHiYld
                                                 --------------------------------    --------------------------------
                                                      2001               2000             2001              2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        (194,923)         (564,005)          138,470            (7,207)
  Realized gain (loss) on investments .........       1,836,632         4,240,937           (93,390)         (134,899)
  Change in unrealized gain (loss)
    on investments ............................     (16,240,542)       (2,180,702)           62,160            73,417
  Reinvested capital gains ....................       7,912,626           279,311              --                --
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (6,686,207)        1,775,541           107,240           (68,689)
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         402,894           546,412            33,433            51,406
  Transfers between funds .....................        (595,939)          (15,243)          116,475           (88,959)
  Redemptions .................................      (4,517,550)       (6,436,507)         (350,035)         (314,108)
  Annuity benefits ............................         (14,270)             (871)           (6,147)           (6,447)
  Annual contract maintenance charges
    (note 2) ..................................         (11,422)          (13,351)           (1,022)           (1,028)
  Contingent deferred sales charges
    (note 2) ..................................          (5,935)           (8,022)             (121)             (566)
  Adjustments to maintain reserves ............          (2,941)            2,077               189               212
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................      (4,745,163)       (5,925,505)         (207,228)         (359,490)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (11,431,370)       (4,149,964)          (99,988)         (428,179)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      37,436,411        41,586,375         1,712,146         2,140,325
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      26,005,041        37,436,411         1,612,158         1,712,146
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................         553,384           635,473            65,619            78,579
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................           6,813            23,527             5,710            18,384
  Units redeemed ..............................         (86,470)         (105,616)          (13,333)          (31,344)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................         473,727           553,384            57,996            65,619
                                                 ==============    ==============    ==============    ==============





                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               AVISGvt                            CSWPGPV
                                                  --------------------------------    --------------------------------
                                                        2001              2000             2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $      131,409           (23,277)         (299,564)         (729,116)
  Realized gain (loss) on investments .........           39,002           (28,979)      (22,765,185)       12,658,461
  Change in unrealized gain (loss)
    on investments ............................            2,994           355,766        13,573,928       (27,569,954)
  Reinvested capital gains ....................             --                --                --           4,611,094
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          173,405           303,510        (9,490,821)      (11,029,515)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           35,491            64,579         1,020,324         2,134,718
  Transfers between funds .....................            2,173          (157,775)       (7,415,106)       (1,479,771)
  Redemptions .................................         (257,142)         (719,337)       (2,962,981)      (12,567,171)
  Annuity benefits ............................           (5,260)           (4,917)           (1,136)             --
  Annual contract maintenance charges
    (note 2) ..................................           (2,222)           (2,259)          (10,550)          (16,054)
  Contingent deferred sales charges
    (note 2) ..................................             (144)           (1,067)          (28,902)         (157,536)
  Adjustments to maintain reserves ............               63               178            (3,841)              176
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................         (227,041)         (820,598)       (9,402,192)      (12,085,638)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          (53,636)         (517,088)      (18,893,013)      (23,115,153)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        3,011,672         3,528,760        35,233,536        58,348,689
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    2,958,036         3,011,672        16,340,523        35,233,536
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          130,826           169,204         2,286,967         3,030,097
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................            1,596             9,498            85,161         6,144,579
  Units redeemed ..............................          (10,899)          (47,876)         (866,208)       (6,887,709)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          121,523           130,826         1,505,920         2,286,967
                                                  ==============    ==============    ==============    ==============


                                                              CSWPIntEq                          CSWPSmCoGr
                                                  --------------------------------    --------------------------------
                                                       2001               2000             2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................       (1,706,279)       (2,213,978)       (3,307,263)       (6,563,221)
  Realized gain (loss) on investments .........      (79,818,738)       38,658,925      (138,154,630)      141,024,067
  Change in unrealized gain (loss)
    on investments ............................       45,758,832      (123,736,849)       83,925,609      (312,564,956)
  Reinvested capital gains ....................             --          21,145,657              --          76,071,382
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (35,766,185)      (66,146,245)      (57,536,284)     (102,032,728)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        4,198,407         7,893,683         9,838,758        19,704,771
  Transfers between funds .....................      (14,975,548)      (34,133,518)      (21,097,654)       20,272,607
  Redemptions .................................      (17,676,769)      (28,066,807)      (35,088,716)      (75,140,772)
  Annuity benefits ............................          (30,659)          (55,129)          (31,627)          (37,810)
  Annual contract maintenance charges
    (note 2) ..................................          (45,258)          (63,851)         (112,519)         (155,283)
  Contingent deferred sales charges
    (note 2) ..................................         (185,875)         (385,922)         (381,709)         (934,738)
  Adjustments to maintain reserves ............           29,174            (6,032)          (15,702)            2,684
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (28,686,528)      (54,817,576)      (46,889,169)      (36,288,541)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (64,452,713)     (120,963,821)     (104,425,453)     (138,321,269)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      165,002,809       285,966,630       341,857,684       480,178,953
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      100,550,096       165,002,809       237,432,231       341,857,684
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       12,854,476        16,297,013        16,612,117        18,854,016
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          389,048        10,421,256           570,621        23,173,813
  Units redeemed ..............................       (3,025,744)      (13,863,793)       (3,258,657)      (25,415,712)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       10,217,780        12,854,476        13,924,081        16,612,117
                                                  ==============    ==============    ==============    ==============



NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                              DryEuroEq                           DrySRGro
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $      (14,991)          (10,019)       (3,484,146)       (2,570,687)
  Realized gain (loss) on investments .........         (328,766)             (620)          169,707        16,219,498
  Change in unrealized gain (loss)
    on investments ............................          (10,038)           42,124       (75,205,006)      (62,886,177)
  Reinvested capital gains ....................             --              21,380              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         (353,795)           52,865       (78,519,445)      (49,237,366)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          213,099           138,387        16,095,914        31,950,463
  Transfers between funds .....................          157,771         1,905,481       (36,045,164)       33,742,334
  Redemptions .................................         (155,815)         (113,891)      (36,284,827)      (57,231,777)
  Annuity benefits ............................             --                --             (54,389)          (73,180)
  Annual contract maintenance charges
    (note 2) ..................................             (875)             (168)         (179,024)         (189,350)
  Contingent deferred sales charges
    (note 2) ..................................           (1,242)           (2,605)         (456,051)         (821,264)
  Adjustments to maintain reserves ............           (5,278)               18           (28,455)          190,260
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................          207,660         1,927,222       (56,951,996)        7,567,486
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (146,135)        1,980,087      (135,471,441)      (41,669,880)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        1,980,087              --         351,521,180       393,191,060
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    1,833,952         1,980,087       216,049,739       351,521,180
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          213,611              --          11,621,929        11,427,105
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................           84,775           310,046           655,575         5,118,572
                                                  --------------    --------------    --------------    --------------
  Units redeemed ..............................          (19,354)          (96,435)       (2,945,949)       (4,923,748)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          279,032           213,611         9,331,555        11,621,929
                                                  ==============    ==============    ==============    ==============



                                                               DryStkIx                             DryAp
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................       (3,996,216)       (8,316,960)         (685,761)       (1,270,806)
  Realized gain (loss) on investments .........       26,952,903       161,450,547        (3,075,693)       18,305,618
  Change in unrealized gain (loss)
    on investments ............................     (241,252,004)     (379,329,471)      (10,282,440)      (22,870,820)
  Reinvested capital gains ....................        6,331,855        26,620,604              --           1,595,808
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (211,963,462)     (199,575,280)      (14,043,894)       (4,240,200)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       56,779,910       107,650,090         6,040,500        10,844,689
  Transfers between funds .....................      (84,678,599)      (84,306,975)      (11,651,456)      (35,364,746)
  Redemptions .................................     (187,691,308)     (289,969,176)      (17,267,221)      (30,678,960)
  Annuity benefits ............................         (458,045)         (501,706)          (32,968)          (37,828)
  Annual contract maintenance charges
    (note 2) ..................................         (596,408)         (654,662)          (53,215)          (56,528)
  Contingent deferred sales charges
    (note 2) ..................................       (2,031,805)       (4,069,893)         (176,284)         (397,911)
  Adjustments to maintain reserves ............          (28,742)          (36,987)            2,970          (158,189)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................     (218,704,997)     (271,889,309)      (23,137,674)      (55,849,473)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (430,668,459)     (471,464,589)      (37,181,568)      (60,089,673)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................    1,615,088,831     2,086,553,420       141,303,087       201,392,760
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    1,184,420,372     1,615,088,831       104,121,519       141,303,087
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       55,652,644        64,392,991        10,006,977        13,989,497
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................        2,251,597        25,502,607           466,005         3,410,945
                                                  --------------    --------------    --------------    --------------
  Units redeemed ..............................      (10,800,781)      (34,242,954)       (2,230,981)       (7,393,465)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       47,103,460        55,652,644         8,242,001        10,006,977
                                                  ==============    ==============    ==============    ==============





                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               DryGrInc                           FidVIPEI
                                                  --------------------------------    --------------------------------
                                                        2001             2000              2001               2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (701,162)         (732,641)        8,030,592        11,372,637
  Realized gain (loss) on investments .........          546,791         4,633,825        48,194,576       150,422,756
  Change in unrealized gain (loss)
    on investments ............................       (7,483,395)      (11,855,217)     (268,569,663)     (198,469,780)
  Reinvested capital gains ....................        1,238,795         3,140,839        89,248,151       146,286,807
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (6,398,971)       (4,813,194)     (123,096,344)      109,612,420
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        3,998,531         7,186,203        48,439,902        74,208,838
  Transfers between funds .....................        8,420,323         8,087,970       (28,976,366)     (275,599,024)
  Redemptions .................................      (10,743,848)      (11,406,410)     (279,376,867)     (362,107,576)
  Annuity benefits ............................             (302)             (306)         (360,905)         (337,884)
  Annual contract maintenance charges
    (note 2) ..................................          (42,203)          (40,569)         (743,240)         (774,364)
  Contingent deferred sales charges
    (note 2) ..................................         (147,468)         (165,319)       (2,229,709)       (3,793,102)
  Adjustments to maintain reserves ............           (3,760)            3,330           (85,148)            3,130
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        1,481,273         3,664,899      (263,332,333)     (568,399,982)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (4,917,698)       (1,148,295)     (386,428,677)     (458,787,562)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       86,405,082        87,553,377     1,973,780,145     2,432,567,707
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   81,487,384        86,405,082     1,587,351,468     1,973,780,145
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        6,251,143         6,013,078        59,929,592        78,576,059
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          141,453         3,875,318         1,639,242        14,120,451
  Units redeemed ..............................          (44,822)       (3,637,253)      (10,434,903)      (32,766,918)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        6,347,774         6,251,143        51,133,931        59,929,592
                                                  ==============    ==============    ==============    ==============


                                                                FidVIPGr                           FidVIPHI
                                                 --------------------------------    --------------------------------
                                                      2001              2000              2001               2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................     (29,549,521)      (45,598,473)       44,380,202        32,374,175
  Realized gain (loss) on investments .........     (16,451,665)      316,470,409      (144,603,045)      (45,040,609)
  Change in unrealized gain (loss)
    on investments ............................    (690,323,855)   (1,116,288,993)       59,548,303      (102,409,099)
  Reinvested capital gains ....................     192,127,379       424,521,957              --                --
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    (544,197,662)     (420,895,100)      (40,674,540)     (115,075,533)
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      86,766,808       161,308,102         9,245,802        16,996,455
  Transfers between funds .....................    (203,986,275)       68,932,029         9,584,714       (90,405,155)
  Redemptions .................................    (357,620,105)     (634,373,968)      (56,799,244)      (88,661,923)
  Annuity benefits ............................        (608,611)         (792,975)          (76,716)          (80,581)
  Annual contract maintenance charges
    (note 2) ..................................      (1,229,844)       (1,454,322)         (121,402)         (148,743)
  Contingent deferred sales charges
    (note 2) ..................................      (2,892,615)       (6,523,265)         (506,479)       (1,058,548)
  Adjustments to maintain reserves ............         498,906           171,181            (6,819)           25,594
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................    (479,071,736)     (412,733,218)      (38,680,144)     (163,332,901)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........  (1,023,269,398)     (833,628,318)      (79,354,684)     (278,408,434)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   3,020,236,057     3,853,864,375       342,986,029       621,394,463
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   1,996,966,659     3,020,236,057       263,631,345       342,986,029
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................      60,371,162        67,613,846        22,851,138        31,737,438
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................       2,212,902        25,906,143         1,386,576        14,726,507
  Units redeemed ..............................     (14,323,219)      (33,148,827)       (4,182,385)      (23,612,807)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................      48,260,845        60,371,162        20,055,329        22,851,138
                                                 ==============    ==============    ==============    ==============



NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 FidVIPOv                                 FidVIPAM
                                                  ------------------------------------    ------------------------------------
                                                        2001                2000                 2001               2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     16,868,833           1,670,281          22,138,618          20,392,743
  Realized gain (loss) on investments .........       (175,092,377)         11,731,713           3,943,154          25,964,839
  Change in unrealized gain (loss)
    on investments ............................         28,267,282        (198,181,756)        (80,710,590)       (170,721,604)
  Reinvested capital gains ....................         34,471,204          60,969,217          11,726,011          77,152,846
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        (95,485,058)       (123,810,545)        (42,902,807)        (47,211,176)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         12,349,864          22,740,985          21,817,056          33,846,064
  Transfers between funds .....................        (33,655,110)        (26,568,275)        (27,894,552)        (67,391,149)
  Redemptions .................................        (64,022,543)       (101,162,133)       (134,114,337)       (185,379,446)
  Annuity benefits ............................            (93,200)           (133,225)           (138,418)           (184,847)
  Annual contract maintenance charges
    (note 2) ..................................           (191,975)           (245,840)           (371,956)           (437,360)
  Contingent deferred sales charges
    (note 2) ..................................           (375,540)           (808,148)           (751,795)         (1,401,511)
  Adjustments to maintain reserves ............             10,703               6,161             (17,978)           (134,924)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................        (85,977,801)       (106,170,475)       (141,471,980)       (221,083,173)
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (181,462,859)       (229,981,020)       (184,374,787)       (268,294,349)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        472,682,578         702,663,598         794,857,947       1,063,152,296
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    291,219,719         472,682,578         610,483,160         794,857,947
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         22,555,451          26,744,723          33,039,586          41,605,682
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            686,531          37,692,359             995,865           2,775,219
  Units redeemed ..............................         (5,429,915)        (41,881,631)         (7,395,086)        (11,341,315)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         17,812,067          22,555,451          26,640,365          33,039,586
                                                  ================    ================    ================    ================


                                                                  FidVIPCon                              FidVIPGrOp
                                                  ------------------------------------    ------------------------------------
                                                        2001                 2000               2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................         (4,756,221)        (13,781,571)           (793,795)            171,611
  Realized gain (loss) on investments .........         36,872,440         104,987,074         (19,728,385)         (2,281,832)
  Change in unrealized gain (loss)
    on investments ............................       (225,565,521)       (392,414,348)          4,442,885         (36,526,452)
  Reinvested capital gains ....................         30,611,614         190,676,735                --            10,773,968
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (162,837,688)       (110,532,110)        (16,079,295)        (27,862,705)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         36,002,786          68,639,346           5,023,434          10,981,617
  Transfers between funds .....................        (80,409,181)        (39,246,228)        (13,075,026)        (29,971,684)
  Redemptions .................................       (139,686,864)       (217,473,510)        (15,943,151)        (25,445,667)
  Annuity benefits ............................           (211,006)           (232,101)             (9,312)             (1,659)
  Annual contract maintenance charges
    (note 2) ..................................           (421,296)           (468,015)            (46,652)            (55,536)
  Contingent deferred sales charges
    (note 2) ..................................         (1,602,981)         (3,071,977)           (227,973)           (370,032)
  Adjustments to maintain reserves ............            (56,323)            204,524              27,338            (146,787)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................       (186,384,865)       (191,647,961)        (24,251,342)        (45,009,748)
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (349,222,553)       (302,180,071)        (40,330,637)        (72,872,453)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      1,225,646,637       1,527,826,708         110,664,685         183,537,138
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        876,424,084       1,225,646,637          70,334,048         110,664,685
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         52,155,447          59,904,173           9,785,417          13,267,253
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,775,959          13,582,884             507,393           8,008,606
  Units redeemed ..............................        (10,856,980)        (21,331,610)         (2,930,987)        (11,490,442)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         43,074,426          52,155,447           7,361,823           9,785,417
                                                  ================    ================    ================    ================




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                              JanCapAp                             JanGlTech
                                                  --------------------------------    --------------------------------
                                                        2001             2000               2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (317,512)            4,575          (258,390)          (84,833)
  Realized gain (loss) on investments .........      (21,120,984)       (4,830,695)      (39,815,262)       (3,132,706)
  Change in unrealized gain (loss)
    on investments ............................        2,869,732        (8,883,513)       20,298,330       (18,479,419)
  Reinvested capital gains ....................             --                --                --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (18,568,764)      (13,709,633)      (19,775,322)      (21,696,958)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        5,704,500         5,945,786         3,650,706         4,043,794
  Transfers between funds .....................       11,372,530        80,885,718         7,051,234        67,987,874
  Redemptions .................................       (7,694,198)       (5,787,914)       (3,999,636)       (5,408,156)
  Annuity benefits ............................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..................................          (27,438)           (8,638)          (15,303)           (7,030)
  Contingent deferred sales charges
    (note 2) ..................................          (75,015)          (79,495)          (43,404)          (75,417)
  Adjustments to maintain reserves ............              526           (56,978)            2,933           (62,618)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        9,280,905        80,898,479         6,646,530        66,478,447
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (9,287,859)       67,188,846       (13,128,792)       44,781,489
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       67,188,846              --          44,781,489              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   57,900,987        67,188,846        31,652,697        44,781,489
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        8,545,715              --           6,665,928              --
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................        1,314,672        12,761,083         1,213,240        10,479,996
  Units redeemed ..............................         (311,573)       (4,215,368)         (259,476)       (3,814,068)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        9,548,814         8,545,715         7,619,692         6,665,928
                                                  ==============    ==============    ==============    ==============


                                                              JanIntGro                           NSATCapAp
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................         (263,753)        1,138,324        (2,455,524)       (4,652,399)
  Realized gain (loss) on investments .........      (15,953,793)       (6,135,778)     (134,121,109)       12,104,689
  Change in unrealized gain (loss)
    on investments ............................        5,043,862        (4,068,513)       61,808,298      (177,949,935)
  Reinvested capital gains ....................             --                --                --          59,008,658
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (11,173,684)       (9,065,967)      (74,768,335)     (111,488,987)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        3,765,579         3,791,484        10,646,866        23,122,348
  Transfers between funds .....................        2,105,291        56,127,529       (22,422,753)     (141,081,622)
  Redemptions .................................       (5,479,762)       (6,785,812)      (26,155,882)      (68,934,884)
  Annuity benefits ............................           (5,500)             --             (74,990)         (119,788)
  Annual contract maintenance charges
    (note 2) ..................................          (16,780)           (6,286)         (140,732)         (215,726)
  Contingent deferred sales charges
    (note 2) ..................................          (54,051)          (69,288)         (314,320)         (984,867)
  Adjustments to maintain reserves ............           27,327           (50,768)          (10,408)           (1,435)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................          342,104        53,006,859       (38,472,219)     (188,215,974)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (10,831,580)       43,940,892      (113,240,554)     (299,704,961)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       43,940,892              --         262,292,577       561,997,538
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       33,109,312        43,940,892       149,052,023       262,292,577
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        5,575,706              --          12,153,485        18,882,447
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          210,789         9,152,773           689,463         4,665,995
  Units redeemed ..............................         (226,990)       (3,577,067)       (3,145,825)      (11,394,957)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        5,559,505         5,575,706         9,697,123        12,153,485
                                                  ==============    ==============    ==============    ==============






NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             NSATMidCapIx                         NSATEmMkt
                                                  --------------------------------    --------------------------------
                                                         2001            2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (393,973)          (32,193)          (19,507)           (1,513)
  Realized gain (loss) on investments .........       (3,656,973)       (1,487,020)         (265,821)         (150,520)
  Change in unrealized gain (loss)
    on investments ............................          712,334          (987,211)          249,207             1,081
  Reinvested capital gains ....................          514,545         1,086,470              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (2,824,067)       (1,419,954)          (36,121)         (150,952)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        2,958,338         1,115,977            58,429            16,876
  Transfers between funds .....................       34,891,005        36,264,135         5,599,879           198,887
  Redemptions .................................       (7,234,125)       (1,701,756)         (339,523)             (645)
  Annuity benefits ............................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..................................          (15,303)           (2,253)             (847)              (21)
  Contingent deferred sales charges
    (note 2) ..................................          (57,965)          (16,851)           (3,667)             --
  Adjustments to maintain reserves ............           (1,225)             (734)              758               577
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................       30,540,725        35,658,518         5,315,029           215,674
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       27,716,658        34,238,564         5,278,908            64,722
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       34,238,564              --              64,722              --

CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   61,955,222        34,238,564         5,343,630            64,722
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        3,284,843              --               7,451              --

  Units purchased .............................        3,272,953         5,268,708           687,371             7,725
  Units redeemed ..............................         (452,562)       (1,983,865)          (36,826)             (274)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        6,105,234         3,284,843           657,996             7,451
                                                  ==============    ==============    ==============    ==============


                                                              NSATGlobTC                          NSATIntGr
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................          (40,127)           (7,094)           (3,005)           (1,419)
  Realized gain (loss) on investments .........       (1,490,589)         (666,792)           (5,889)          (44,806)
  Change in unrealized gain (loss)
    on investments ............................          173,244          (269,811)            1,378               552
  Reinvested capital gains ....................             --              37,037              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (1,357,472)         (906,660)           (7,516)          (45,673)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          228,966            62,797            20,268            10,547
  Transfers between funds .....................        2,564,472         2,610,774           210,787            73,704
  Redemptions .................................         (474,074)          (13,333)          (33,125)           (1,003)
  Annuity benefits ............................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..................................           (1,172)             (159)             (114)              (19)
  Contingent deferred sales charges
    (note 2) ..................................           (2,557)               (7)             (943)             --
  Adjustments to maintain reserves ............           (1,251)           (2,719)              112                42
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        2,314,384         2,657,353           196,985            83,271
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          956,912         1,750,693           189,469            37,598
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        1,750,693              --              37,598              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        2,707,605         1,750,693           227,067            37,598
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          291,857              --               4,076              --
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          580,536           342,970            34,779             4,430
  Units redeemed ..............................          (73,556)          (51,113)           (3,875)             (354)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          798,837           291,857            34,980             4,076
                                                  ==============    ==============    ==============    ==============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               NSATGvtBd                                NSATMSecBd
                                                  ------------------------------------    ------------------------------------
                                                        2001                2000                2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     13,735,016          14,423,072             541,307             163,272
  Realized gain (loss) on investments .........          1,319,490         (12,422,436)            (52,429)             12,751
  Change in unrealized gain (loss)
    on investments ............................          3,831,072          30,923,586            (245,446)             37,475
  Reinvested capital gains ....................            514,449                --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         19,400,027          32,924,222             243,432             213,498
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         13,910,001          12,898,393             524,757             114,661
  Transfers between funds .....................         80,627,100           8,155,023           6,878,958           7,714,710
  Redemptions .................................        (78,102,232)        (66,556,621)         (2,344,252)           (202,253)
  Annuity benefits ............................            (59,190)            (39,947)               --                  --
  Annual contract maintenance charges
    (note 2) ..................................           (141,827)           (123,151)             (3,092)               (286)
  Contingent deferred sales charges
    (note 2) ..................................           (536,096)           (604,961)            (18,476)               (629)
  Adjustments to maintain reserves ............             23,452               8,234                 (36)                 51
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         15,721,208         (46,263,030)          5,037,859           7,626,254
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         35,121,235         (13,338,808)          5,281,291           7,839,752
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        345,881,047         359,219,855           7,839,752                --
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    381,002,282         345,881,047          13,121,043           7,839,752
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         15,898,580          17,934,615             753,923                --
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,601,762          11,353,116             587,863           1,235,074
  Units redeemed ..............................           (498,925)        (13,389,151)           (113,966)           (481,151)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         17,001,417          15,898,580           1,227,820             753,923
                                                  ================    ================    ================    ================


                                                                 NSATMyMkt                              NSATSmCapG
                                                  ------------------------------------    ------------------------------------
                                                        2001                 2000               2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................         21,000,940          45,451,893            (171,125)            (58,586)
  Realized gain (loss) on investments .........               --                  --            (2,568,740)         (2,088,074)
  Change in unrealized gain (loss)
    on investments ............................               --                  --             1,206,945            (694,904)
  Reinvested capital gains ....................               --                  --                  --                31,939
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         21,000,940          45,451,893          (1,532,920)         (2,809,625)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         53,110,487         110,433,202             815,658             567,409
  Transfers between funds .....................        318,595,458        (152,174,871)         13,210,508          11,770,408
  Redemptions .................................       (362,119,337)       (384,141,359)         (1,812,847)           (527,774)
  Annuity benefits ............................            (56,250)            (28,500)               --                  --
  Annual contract maintenance charges
    (note 2) ..................................           (333,612)           (326,295)             (5,031)             (1,235)
  Contingent deferred sales charges
    (note 2) ..................................         (3,058,154)         (4,393,475)            (14,892)             (6,866)
  Adjustments to maintain reserves ............             69,090              26,232               3,382             (18,430)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          6,207,682        (430,605,066)         12,196,778          11,783,512
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         27,208,622        (385,153,173)         10,663,858           8,973,887
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        913,908,289       1,299,061,462           8,973,887                --
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        941,116,911         913,908,289          19,637,745           8,973,887
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         50,718,825          76,321,484           1,115,196                --
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          2,473,137          89,756,741           1,849,737           1,652,614
  Units redeemed ..............................           (817,168)       (115,359,400)           (189,968)           (537,418)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         52,374,794          50,718,825           2,774,965           1,115,196
                                                  ================    ================    ================    ================





NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                              NSATSmCapV                           NSATSmCo
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (2,312,766)         (985,007)       (3,720,884)       (4,872,452)
  Realized gain (loss) on investments .........          435,615         1,069,734       (33,921,214)       77,654,310
  Change in unrealized gain (loss)
    on investments ............................        9,856,905       (14,334,385)        8,532,676      (111,734,964)
  Reinvested capital gains ....................       15,891,349        17,275,169              --          60,835,212
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       23,871,103         3,025,511       (29,109,422)       21,882,106
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        6,872,616         4,209,501        10,694,880        18,519,351
  Transfers between funds .....................      128,798,355        49,241,577        (6,377,842)       44,182,558
  Redemptions .................................      (29,142,463)      (11,255,256)      (42,248,717)      (57,810,368)
  Annuity benefits ............................           (9,655)           (2,436)          (84,985)          (82,654)
  Annual contract maintenance charges
    (note 2) ..................................          (63,165)          (20,657)         (127,945)         (123,412)
  Contingent deferred sales charges
    (note 2) ..................................         (240,692)         (130,591)         (439,503)         (711,384)
  Adjustments to maintain reserves ............           (2,616)          (42,402)          (69,487)           27,586
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      106,212,380        41,999,736       (38,653,599)        4,001,677
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      130,083,483        45,025,247       (67,763,021)       25,883,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       96,748,069        51,722,822       348,444,350       322,560,567
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  226,831,552        96,748,069       280,681,329       348,444,350
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        8,200,472         4,810,078        14,297,584        14,227,024
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................        8,224,624        17,470,899           503,491        16,304,158
  Units redeemed ..............................       (1,235,775)      (14,080,505)       (2,289,228)      (16,233,598)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       15,189,321         8,200,472        12,511,847        14,297,584
                                                  ==============    ==============    ==============    ==============


                                                             NSATStMCap                          NSATTotRe
                                                 --------------------------------    --------------------------------
                                                      2001               2000             2001              2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        (272,948)         (186,031)       (4,282,540)       (7,301,627)
  Realized gain (loss) on investments .........     (17,897,820)         (975,240)      (45,905,020)      112,525,311
  Change in unrealized gain (loss)
    on investments ............................       9,390,826       (10,150,918)      (80,049,573)     (463,580,827)
  Reinvested capital gains ....................            --             326,797        18,995,468       324,128,385
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (8,779,942)      (10,985,392)     (111,241,665)      (34,228,758)
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       1,114,179           517,066        24,607,440        41,693,697
  Transfers between funds .....................     (15,327,508)       58,098,955       (38,498,349)     (131,948,139)
  Redemptions .................................      (3,426,847)       (4,144,902)     (110,217,090)     (165,266,764)
  Annuity benefits ............................            --                --            (209,486)         (285,658)
  Annual contract maintenance charges
    (note 2) ..................................          (6,195)           (3,963)         (433,694)         (493,835)
  Contingent deferred sales charges
    (note 2) ..................................         (26,214)          (55,731)       (1,085,377)       (2,102,342)
  Adjustments to maintain reserves ............            (972)           (2,309)          (75,364)          (25,765)
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................     (17,673,557)       54,409,116      (125,911,920)     (258,428,806)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (26,453,499)       43,423,724      (237,153,585)     (292,657,564)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      43,423,724              --         871,317,930     1,163,975,494
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      16,970,225        43,423,724       634,164,345       871,317,930
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       5,375,674              --          21,330,800        27,501,529
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................         146,529        10,155,124           727,548         4,072,109
  Units redeemed ..............................      (2,466,443)       (4,779,450)       (4,396,946)      (10,242,838)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................       3,055,760         5,375,674        17,661,402        21,330,800
                                                 ==============    ==============    ==============    ==============




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               NSATGrFoc                           NBAMTGro
                                                  --------------------------------    --------------------------------
                                                       2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $      (63,042)           (6,351)       (4,988,905)       (9,756,290)
  Realized gain (loss) on investments .........       (2,791,433)         (472,318)     (363,798,481)      161,222,780
  Change in unrealized gain (loss)
    on investments ............................          155,614          (260,227)        8,220,672      (316,766,270)
  Reinvested capital gains ....................             --                --         198,293,271        58,133,678
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (2,698,861)         (738,896)     (162,273,443)     (107,166,102)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          117,774            21,242        14,026,066        26,057,290
  Transfers between funds .....................        5,526,691         2,804,184       (48,378,512)      180,638,275
  Redemptions .................................         (677,754)           (8,171)      (57,149,283)     (128,150,376)
  Annuity benefits ............................             --                --             (97,392)         (156,825)
  Annual contract maintenance charges
    (note 2) ..................................           (1,409)              (63)         (207,185)         (281,123)
  Contingent deferred sales charges
    (note 2) ..................................           (2,960)              (18)         (421,197)       (1,035,806)
  Adjustments to maintain reserves ............           (1,127)          (19,837)       (2,801,335)        2,966,858
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        4,961,215         2,797,337       (95,028,838)       80,038,293
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        2,262,354         2,058,441      (257,302,281)      (27,127,809)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        2,058,441              --         563,699,785       590,827,594
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    4,320,795         2,058,441       306,397,504       563,699,785
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          325,514              --          13,936,460        12,251,818
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          897,455           415,939           480,926        21,747,329
  Units redeemed ..............................          (86,894)          (90,425)       (3,618,337)      (20,062,687)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        1,136,075           325,514        10,799,049        13,936,460
                                                  ==============    ==============    ==============    ==============


                                                             NBAMTGuard                          NBAMTLMat
                                                 --------------------------------    --------------------------------
                                                       2001              2000              2001              2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        (439,975)         (299,941)        5,464,292         6,979,893
  Realized gain (loss) on investments .........      (3,074,706)        2,366,098        (2,396,985)       (3,922,677)
  Change in unrealized gain (loss)
    on investments ............................      (2,463,476)       (2,749,827)        5,456,547         3,046,369
  Reinvested capital gains ....................       3,537,781              --                --                --
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (2,440,376)         (683,670)        8,523,854         6,103,585
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       1,966,251         2,631,995         3,851,164         3,513,872
  Transfers between funds .....................      17,409,891        (5,343,030)       27,239,745        (4,280,007)
  Redemptions .................................      (8,522,657)       (6,836,772)      (26,051,983)      (26,304,858)
  Annuity benefits ............................            --                --             (40,735)          (39,050)
  Annual contract maintenance charges
    (note 2) ..................................         (19,961)          (14,357)          (43,951)          (40,212)
  Contingent deferred sales charges
    (note 2) ..................................         (72,621)          (98,856)         (154,426)         (186,195)
  Adjustments to maintain reserves ............          18,839             1,634           105,183           (84,157)
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................      10,779,742        (9,659,386)        4,904,997       (27,420,607)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       8,339,366       (10,343,056)       13,428,851       (21,317,022)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      37,395,138        47,738,194       119,116,070       140,433,092
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      45,734,504        37,395,138       132,544,921       119,116,070
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       3,562,208         4,537,424         7,529,063         9,336,870
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................       1,203,519         4,557,908           803,270         3,481,375
  Units redeemed ..............................        (281,625)       (5,533,124)         (251,539)       (5,289,182)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................       4,484,102         3,562,208         8,080,794         7,529,063
                                                 ==============    ==============    ==============    ==============




NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               NBAMTPart                          OppAggGro
                                                  --------------------------------    --------------------------------
                                                       2001               2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (3,209,042)       (2,159,706)         (141,674)         (599,214)
  Realized gain (loss) on investments .........      (31,519,114)      (46,883,775)      (61,945,589)       (3,990,201)
  Change in unrealized gain (loss)
    on investments ............................        4,790,368       (34,016,160)       30,319,868       (31,970,529)
  Reinvested capital gains ....................       13,023,030        77,462,093         8,477,879              --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (16,914,758)       (5,597,548)      (23,289,516)      (36,559,944)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       11,492,775        18,357,180         4,942,600         4,817,207
  Transfers between funds .....................      (14,026,961)      (93,193,847)      (27,533,758)      130,005,890
  Redemptions .................................      (49,081,721)      (62,744,678)       (8,087,383)       (7,209,683)
  Annuity benefits ............................          (84,435)          (58,189)             --                --
  Annual contract maintenance charges
    (note 2) ..................................         (140,819)         (154,158)          (26,399)          (12,684)
  Contingent deferred sales charges
    (note 2) ..................................         (608,149)         (942,253)          (69,342)          (81,134)
  Adjustments to maintain reserves ............           (3,260)           16,063            66,516          (284,032)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (52,452,570)     (138,719,882)      (30,707,766)      127,235,564
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (69,367,328)     (144,317,430)      (53,997,282)       90,675,620
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      376,509,048       520,826,478        90,675,620              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  307,141,720       376,509,048        36,678,338        90,675,620
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       15,596,919        21,442,631        11,693,759              --
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          517,798         5,493,330           760,094        18,703,742
  Units redeemed ..............................       (2,843,313)      (11,339,042)       (5,477,973)       (7,009,983)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       13,271,404        15,596,919         6,975,880        11,693,759
                                                  ==============    ==============    ==============    ==============


                                                               OppBdFd                              OppCapAp
                                                  --------------------------------    --------------------------------
                                                       2001               2000             2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................       15,440,562        17,817,962        (1,928,314)       (4,035,648)
  Realized gain (loss) on investments .........       (6,389,828)       (3,503,498)      (20,522,762)       19,759,469
  Change in unrealized gain (loss)
    on investments ............................        6,030,326        (2,972,753)      (51,979,681)      (46,441,022)
  Reinvested capital gains ....................             --                --          28,211,592        18,886,990
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       15,081,060        11,341,711       (46,219,165)      (11,830,211)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        8,500,638        11,361,432        15,138,058        28,339,519
  Transfers between funds .....................       40,776,617       (20,130,935)      (12,795,521)      168,359,249
  Redemptions .................................      (46,300,141)      (44,423,564)      (37,568,517)      (63,425,378)
  Annuity benefits ............................          (75,824)          (44,219)          (34,952)          (24,885)
  Annual contract maintenance charges
    (note 2) ..................................          (85,306)          (75,096)         (131,843)         (110,754)
  Contingent deferred sales charges
    (note 2) ..................................         (429,035)         (513,519)         (386,490)         (869,369)
  Adjustments to maintain reserves ............            4,927            17,961           173,325            26,296
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        2,391,876       (53,807,940)      (35,605,940)      132,294,678
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       17,472,936       (42,466,229)      (81,825,105)      120,464,467
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      245,982,059       288,448,288       329,217,939       208,753,472
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      263,454,995       245,982,059       247,392,834       329,217,939
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       15,613,184        19,088,515        18,754,596        11,706,337
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          114,498         3,281,410         1,043,322        21,416,415
  Units redeemed ..............................          (37,365)       (6,756,741)       (3,471,112)      (14,368,156)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       15,690,317        15,613,184        16,326,806        18,754,596
                                                  ==============    ==============    ==============    ==============






                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               OppGlSec                           OppMSGrInc
                                                  --------------------------------    --------------------------------
                                                        2001             2000              2001               2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (3,811,124)       (9,497,905)         (178,541)          (63,915)
  Realized gain (loss) on investments .........       23,327,591        88,151,651        (1,233,256)          (70,499)
  Change in unrealized gain (loss)
    on investments ............................     (213,722,128)     (176,946,955)         (666,772)       (1,233,088)
  Reinvested capital gains ....................       90,344,262       129,198,733              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (103,861,399)       30,905,524        (2,078,569)       (1,367,502)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       21,329,171        34,741,674         2,922,255         1,660,840
  Transfers between funds .....................      (29,143,488)       49,479,272        12,877,924        14,231,872
  Redemptions .................................     (104,586,710)     (137,477,088)       (3,390,699)       (1,332,873)
  Annuity benefits ............................         (168,231)         (169,049)             --                --
  Annual contract maintenance charges
    (note 2) ..................................         (239,147)         (253,205)           (7,189)             (972)
  Contingent deferred sales charges
    (note 2) ..................................         (899,446)       (1,490,451)          (35,902)          (12,100)
  Adjustments to maintain reserves ............           18,047            46,305             1,442           (14,454)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................     (113,689,804)      (55,122,542)       12,367,831        14,532,313
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (217,551,203)      (24,217,018)       10,289,262        13,164,811
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      789,487,530       813,704,548        13,164,811              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  571,936,327       789,487,530        23,454,073        13,164,811
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       28,160,751        30,115,619         1,467,079              --
                                                                    --------------    --------------    --------------
  Units purchased .............................          887,557        13,821,576         1,743,977         2,120,258
  Units redeemed ..............................       (5,564,826)      (15,776,444)         (261,864)         (653,179)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       23,483,482        28,160,751         2,949,192         1,467,079
                                                  ==============    ==============    ==============    ==============

                                                                OppMult                             StOpp2
                                                  --------------------------------    --------------------------------
                                                       2001               2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        6,500,458         9,482,004        (5,854,796)      (12,067,686)
  Realized gain (loss) on investments .........        2,674,898        11,689,162        25,760,670        60,117,051
  Change in unrealized gain (loss)
    on investments ............................      (21,319,560)      (26,097,733)     (171,004,754)     (113,708,446)
  Reinvested capital gains ....................       13,422,366        19,342,890       109,245,448       109,148,007
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        1,278,162        14,416,323       (41,853,432)       43,488,926
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        7,815,482        10,403,792        22,864,601        32,548,031
  Transfers between funds .....................       12,451,190        (7,978,151)       10,010,347         7,798,254
  Redemptions .................................      (44,014,061)      (47,337,976)     (127,338,091)     (150,417,377)
  Annuity benefits ............................          (74,741)          (75,509)         (105,003)         (115,482)
  Annual contract maintenance charges
    (note 2) ..................................         (109,928)         (107,126)         (331,383)         (331,361)
  Contingent deferred sales charges
    (note 2) ..................................         (367,577)         (495,651)         (891,603)       (1,492,196)
  Adjustments to maintain reserves ............           (1,827)           (8,284)           12,746            48,004
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (24,301,462)      (45,598,905)      (95,778,386)     (111,962,127)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (23,023,300)      (31,182,582)     (137,631,818)      (68,473,201)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      268,446,490       299,629,072       852,390,838       920,864,039
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      245,423,190       268,446,490       714,759,020       852,390,838
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       12,317,917        14,388,482        23,556,579        26,685,317
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          982,031         2,440,645           981,693         6,947,813
  Units redeemed ..............................       (2,132,722)       (4,511,210)       (3,802,499)      (10,076,551)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       11,167,226        12,317,917        20,735,773        23,556,579
                                                  ==============    ==============    ==============    ==============






NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               StDisc2                             StIntStk2
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (722,287)       (1,784,727)         (438,425)       (1,113,146)
  Realized gain (loss) on investments .........       (6,058,275)         (658,639)      (11,922,240)       (2,574,089)
  Change in unrealized gain (loss)
    on investments ............................      (12,015,504)        7,774,816         3,163,891       (24,695,898)
  Reinvested capital gains ....................       20,374,721              --           1,395,153              --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        1,578,655         5,331,450        (7,801,621)      (28,383,133)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        2,975,412         4,130,307         1,359,085         3,641,000
  Transfers between funds .....................        1,453,029        (5,550,833)       (6,388,182)      (19,680,428)
  Redemptions .................................      (17,907,309)      (20,722,473)       (4,357,135)      (13,768,132)
  Annuity benefits ............................          (21,747)          (16,888)           (4,563)           (8,305)
  Annual contract maintenance charges
    (note 2) ..................................          (58,622)          (60,236)          (15,496)          (26,429)
  Contingent deferred sales charges
    (note 2) ..................................         (135,803)         (210,491)          (51,925)         (155,800)
  Adjustments to maintain reserves ............           (2,209)            4,109             6,432             5,889
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (13,697,249)      (22,426,505)       (9,451,784)      (29,992,205)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (12,118,594)      (17,095,055)      (17,253,405)      (58,375,338)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      117,887,042       134,982,097        41,836,831       100,212,169
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  105,768,448       117,887,042        24,583,426        41,836,831
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        6,350,092         7,493,723         4,251,346         6,077,598
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          269,344         2,265,956           144,676        49,933,592
  Units redeemed ..............................       (1,089,147)       (3,409,587)       (1,143,852)      (51,759,844)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        5,530,289         6,350,092         3,252,170         4,251,346
                                                  ==============    ==============    ==============    ==============


                                                               UIFEmMkt                             UIFUSRE
                                                  --------------------------------    --------------------------------
                                                        2001             2000               2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................          749,529           977,830         3,096,430        31,478,567
  Realized gain (loss) on investments .........         (566,159)          453,963         3,571,336        (2,786,892)
  Change in unrealized gain (loss)
    on investments ............................          550,963          (673,802)          896,242        19,366,953
  Reinvested capital gains ....................             --                --           1,068,776           601,441
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          734,333           757,991         8,632,784        48,660,069
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          452,752           728,070         3,661,129         4,028,663
  Transfers between funds .....................          158,808         1,210,281        13,753,415         8,681,768
  Redemptions .................................       (2,146,346)       (1,348,998)      (18,073,860)      (15,485,039)
  Annuity benefits ............................           (2,857)             --             (14,173)           (7,168)
  Annual contract maintenance charges
    (note 2) ..................................           (5,037)           (3,677)          (44,133)          (33,942)
  Contingent deferred sales charges
    (note 2) ..................................          (43,952)          (17,669)         (168,794)         (190,634)
  Adjustments to maintain reserves ............          (12,486)          (23,081)          (41,978)      (23,887,328)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................       (1,599,118)          544,926          (928,394)      (26,893,680)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (864,785)        1,302,917         7,704,390        21,766,389
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       10,839,640         9,536,723       122,735,571       100,969,182
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        9,974,855        10,839,640       130,439,961       122,735,571
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        1,115,156         1,078,274         6,536,816         6,794,104
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................           67,799           761,145         3,274,373        10,800,445
  Units redeemed ..............................         (237,949)         (724,263)       (3,398,341)      (11,057,733)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          945,006         1,115,156         6,412,848         6,536,816
                                                  ==============    ==============    ==============    ==============






                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                        VEWrldBd                       VEWrldEMkt
                                             ------------------------------  ------------------------------
                                                   2001            2000           2001            2000
                                             --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income ..................   $    1,529,622       2,452,512        (628,845)     (1,415,017)
  Realized gain (loss) on investments ....       (1,280,625)     (8,868,923)    (11,217,331)     (3,823,213)
  Change in unrealized gain (loss)
    on investments .......................       (3,167,993)      6,299,160       9,410,111     (39,685,719)
  Reinvested capital gains ...............             --              --              --              --
                                             --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................       (2,918,996)       (117,251)     (2,436,065)    (44,923,949)
                                             --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................          969,678       1,751,377       2,415,641       6,015,638
  Transfers between funds ................      (10,732,118)       (183,531)      1,049,739     (45,831,549)
  Redemptions ............................       (7,980,525)     (9,690,291)     (5,947,287)    (19,267,027)
  Annuity benefits .......................          (20,863)        (13,291)         (9,710)        (20,169)
  Annual contract maintenance charges
    (note 2) .............................          (20,001)        (21,499)        (26,071)        (39,865)
  Contingent deferred sales charges
    (note 2) .............................          (60,594)        (85,017)        (66,788)       (227,812)
  Adjustments to maintain reserves .......           10,131          (3,871)        (17,910)           (743)
                                             --------------  --------------  --------------  --------------
      Net equity transactions ............      (17,834,292)     (8,246,123)     (2,602,386)    (59,371,527)
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      (20,753,288)     (8,363,374)     (5,038,451)   (104,295,476)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       58,525,199      66,888,573      47,930,088     152,225,564
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $   37,771,911      58,525,199      42,891,637      47,930,088
                                             ==============  ==============  ==============  ==============


CHANGES IN UNITS:
  Beginning units ........................        4,384,244       4,986,867       7,394,989      13,485,153
                                             --------------  --------------  --------------  --------------
  Units purchased ........................           75,775       6,946,695         779,224      38,726,585
  Units redeemed .........................       (1,462,291)     (7,549,318)     (1,337,305)    (44,816,749)
                                             --------------  --------------  --------------  --------------
  Ending units ...........................        2,997,728       4,384,244       6,836,908       7,394,989
                                             ==============  ==============  ==============  ==============


                                                         VEWrldHAs
                                              ------------------------------
                                                    2001            2000
                                              --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income ..................           (54,520)        (23,393)
  Realized gain (loss) on investments ....        (2,871,909)      4,985,474
  Change in unrealized gain (loss)
    on investments .......................        (3,111,337)       (988,569)
  Reinvested capital gains ...............              --              --
                                              --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................        (6,037,766)      3,973,512
                                              --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................         1,224,816       2,004,013
  Transfers between funds ................        (5,504,013)     (5,884,434)
  Redemptions ............................        (6,605,810)    (10,250,199)
  Annuity benefits .......................           (10,646)        (12,219)
  Annual contract maintenance charges
    (note 2) .............................           (26,582)        (28,916)
  Contingent deferred sales charges
    (note 2) .............................           (53,329)        (98,238)
  Adjustments to maintain reserves .......            (7,803)        (10,373)
                                              --------------  --------------
      Net equity transactions ............       (10,983,367)    (14,280,366)
                                              --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       (17,021,133)    (10,306,854)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        52,892,660      63,199,514
                                              --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....        35,871,527      52,892,660
                                              ==============  ==============


CHANGES IN UNITS:
  Beginning units ........................         4,035,756       5,295,189
                                              --------------  --------------
  Units purchased ........................           106,027      11,118,861
  Units redeemed .........................        (1,048,293)    (12,378,294)
                                              --------------  --------------
  Ending units ...........................         3,093,490       4,035,756
                                              ==============  ==============



See accompanying notes to financial statements.


                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                            December 31,2001 and 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
               American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                 (ACVPCapAp)
               American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
               American Century VP - American Century VP International
                 (ACVPInt)
               American Century VP - American Century VP Value (ACVPValue)

           Funds of the American Variable Insurance Series (American VIS) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
               American VIS - Growth Fund (AVISGro)
               American VIS - High-Yield Bond Fund (AVISHiYld)
               American VIS - U.S.Government/AAA-Rated Securities Fund (AVISGvt)

           Portfolios of the Credit Suisse Trust;
               Credit Suisse Trust - Global Post-Venture Capital Portfolio
                 (CSWPGPV)
               Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
               Dreyfus IP - European Equity Portfolio (DryEuroEq)

           The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
               Dreyfus VIF - Appreciation Portfolio (DryAp)
               Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
               Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
                 (FidVIPEI)
               Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class
                 (FidVIPOv)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued


Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity VIP-II);
  Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
  Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity VIP-III);
  Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
Portfolios of the Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
Funds of the Nationwide Separate Account Trust (Nationwide SAT)
(managed for a fee by an affiliated investment advisor);
  Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg)*
  Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon)*
  Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod)*
  Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund (NSATIDModAgg)*
  Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)*
  Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
  Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
     (formerly Nationwide(R) Separate Account Trust - Strategic Growth Fund)
  Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
  Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
Funds of the Oppenheimer Variable Account Funds;
  Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  Oppenheimer Bond Fund/VA (OppBdFd)
  Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  Oppenheimer Global Securities Fund/VA (OppGlSec)
  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
  Oppenheimer Multiple Strategies Fund/VA (OppMult)
Strong Opportunity Fund II, Inc. (StOpp2)
Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
  Strong VIF - Strong Discovery Fund II (StDisc2)
  Strong VIF - Strong International Stock Fund II (StIntStk2)
The Universal Institutional Funds, Inc. (UIF);
  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
  UIF - U.S. Real Estate Portfolio (UIFUSRE)

       Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
          Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         *At December 31, 2001, contract owners have not invested in this fund.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

    The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.


                                               CONTRACT                    UNIT             CONTRACT        TOTAL
                                             EXPENSE RATE*     UNITS     FAIR VALUE      OWNERS' EQUITY    RETURN**
                                             -------------     -----     ----------      --------------    --------
    American Century Variable Portfolios, Inc.-
    American Century VP Balanced
         2001  ................................. 0.80%            18,914   $ 15.136400   $      286,295      -4.32%
                                                 1.30%         3,923,625     18.559606       72,820,937      -4.80%
                                                 1.40%         3,993,777     17.020275       67,975,191      -4.90%
         2000  ................................. 0.80%            19,522     15.819174          308,822      -3.43%
                                                 1.30%         4,361,533     19.495665       85,030,986      -3.91%
                                                 1.40%         4,663,795     17.896947       83,467,692      -4.01%
         1999  ................................. 0.80%            22,159     16.380267          362,970       9.18%
                                                 1.30%         5,256,044     20.288854      106,639,109       8.63%
                                                 1.40%         5,334,003     18.643877       99,446,496       8.52%
         1998  ................................. 0.80%            23,530     15.003357          353,029      14.85%
                                                 1.30%         5,996,007     18.677491      111,990,367      14.27%
                                                 1.40%         5,583,901     17.180551       95,934,496      14.15%
         1997  ................................. 0.80%            13,088     13.063915          170,981      14.88%
                                                 1.30%         5,856,813     16.345418       95,732,057      14.30%
                                                 1.40%         4,838,477     15.050621       72,822,084      14.19%

    American Century Variable Portfolios, Inc.-
    American Century VP Capital Appreciation
         2001  ................................. 0.80%            41,673     11.002785          458,518     -28.65%
                                                 1.30%         6,194,078     27.088550      167,788,591     -29.01%
                                                 1.40%         4,632,303     13.736351       63,630,940     -29.08%
         2000  ................................. 0.80%            51,447     15.419843          793,305       8.17%
                                                 1.30%         7,959,747     38.157123      303,721,045       7.62%
                                                 1.40%         7,055,526     19.368910      136,657,848       7.52%
         1999  ................................. 0.80%            20,557     14.255724          293,055      63.21%
                                                 1.30%         7,862,693     35.454211      278,765,577      62.39%
                                                 1.40%         5,527,913     18.015046       99,585,607      62.22%
         1998  ................................. 0.80%            18,219      8.734621          159,136      -2.94%
                                                 1.30%         8,891,042     21.832994      194,118,067      -3.43%
                                                 1.40%         5,094,616     11.105046       56,575,945      -3.53%
         1997  ................................. 0.80%            19,350      8.999141          174,133      -4.03%
                                                 1.30%        11,745,644     22.608168      265,547,493      -4.52%
                                                 1.40%         6,424,116     11.511011       73,948,070      -4.61%

    American Century Variable Portfolios, Inc.-
    American Century VP Income & Growth
         2001  ................................. 0.80%             8,180     10.251735           83,858      -9.09%
                                                 1.30%         3,229,945     10.063450       32,504,386      -9.55%
                                                 1.40%         3,145,423     10.026074       31,536,246      -9.64%
         2000  ................................. 0.80%             5,868     11.276864           66,173     -11.33%
                                                 1.30%         3,560,031     11.126222       39,609,695     -11.77%
                                                 1.40%         3,418,902     11.096215       37,936,872     -11.86%
         1999  ................................. 0.80%             5,509     12.717310           70,060      17.08%
                                                 1.30%         3,486,007     12.610627       43,960,734      16.49%
                                                 1.40%         3,162,385     12.589315       39,812,261      16.37%
         1998  ................................. 0.80%             2,541     10.862433           27,601       8.62% 05/01/98
                                                 1.30%         2,046,928     10.825822       22,159,678       8.26% 05/01/98
                                                 1.40%         1,527,644     10.818483       16,526,791       8.18% 05/01/98

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                       UNIT           CONTRACT          TOTAL
                                         EXPENSE RATE*      UNITS      FAIR VALUE     OWNERS' EQUITY      RETURN**
                                         -------------      -----      ----------     --------------      --------
American Century Variable Portfolios, Inc.-
American Century VP International
     2001  ................................. 0.80%           23,935     15.371394            367,920        -29.74%
                                             1.30%        6,318,356     14.979094         94,643,253        -30.10%
                                             1.40%        5,971,956     14.866936         88,784,689        -30.17%
     2000  ................................. 0.80%           27,765     21.879287            607,478        -17.49%
                                             1.30%        8,210,709     21.429753        175,953,466        -17.90%
                                             1.40%        8,202,456     21.291032        174,638,753        -17.98%
     1999  ................................. 0.80%           18,049     26.516535            478,597         62.73%
                                             1.30%        8,418,918     26.102697        219,756,466         61.92%
                                             1.40%        8,622,540     25.959887        223,840,164         61.75%
     1998  ................................. 0.80%           15,993     16.294485            260,598         17.81%
                                             1.30%        8,709,163     16.121219        140,402,324         17.22%
                                             1.40%        9,416,993     16.049229        151,135,477         17.10%
     1997  ................................. 0.80%           12,542     13.831167            173,470         17.69%
                                             1.30%        6,327,934     13.753336         87,030,202         17.09%
                                             1.40%        6,868,887     13.705793         94,143,543         16.97%

American Century Variable Portfolios, Inc.-
American Century VP Value
     2001  ................................. 0.80%           21,820     17.018183            371,333         11.91%
                                             1.30%        6,050,734     16.591903        100,393,194         11.35%
                                             1.40%        6,664,788     16.507696        110,020,288         11.23%
     2000  ................................. 0.80%            8,057     15.206417            122,518         17.20%
                                             1.30%        2,877,118     14.901045         42,872,065         16.62%
                                             1.40%        3,695,945     14.840550         54,849,857         16.50%
     1999  ................................. 0.80%           10,946     12.974490            142,019         -1.64%
                                             1.30%        1,991,906     12.777944         25,452,463         -2.14%
                                             1.40%        2,562,308     12.738880         32,640,934         -2.24%
     1998  ................................. 0.80%           11,797     13.191239            155,617          3.97%
                                             1.30%        2,332,484     13.057214         30,455,743          3.45%
                                             1.40%        2,924,326     13.030493         38,105,409          3.34%
     1997  ................................. 0.80%           10,578     12.687119            134,204         25.07%
                                             1.30%        2,331,383     12.621843         29,426,350         24.44%
                                             1.40%        3,080,976     12.608786         38,847,367         24.32%

American Variable Insurance Series - Growth
Fund
     2001  ................................. 1.30%          473,727     54.780019         25,950,752        -19.01%
     2000  ................................. 1.30%          553,384     67.636095         37,428,733          3.37%
     1999  ................................. 1.30%          635,473     65.428997         41,578,361         55.58%
     1998  ................................. 1.30%          740,145     42.056137         31,127,640         33.79%
     1997  ................................. 1.30%          843,498     31.433956         26,514,479         28.41%

American Variable Insurance Series -
High-Yield Bond Fund
     2001  ................................. 1.30%           57,996     27.135785          1,573,778          6.60%
     2000  ................................. 1.30%           65,619     25.454935          1,670,327         -4.31%
     1999  ................................. 1.30%           78,579     26.601827          2,090,345          4.42%
     1998  ................................. 1.30%          100,976     25.475118          2,572,376         -0.86%
     1997  ................................. 1.30%          123,894     25.696356          3,183,624         10.95%

American Variable Insurance Series - U.S.
Government/AAA-Rated Securities Fund
     2001  ..................................1.30%          121,523     24.088283          2,927,289          5.84%
     2000  ..................................1.30%          130,827     22.759646          2,977,576         10.25%
     1999  ..................................1.30%          169,205     20.644287          3,493,117         -1.82%
     1998  ..................................1.30%          211,100     21.026607          4,438,717          6.78%
     1997  ..................................1.30%          258,271     19.690955          5,085,603          7.04%


                                           CONTRACT                                   UNIT               CONTRACT         TOTAL
                                         EXPENSE RATE*            UNITS            FAIR VALUE         OWNERS' EQUITY    RETURN(**)
                                         -------------            -----            ----------         --------------    ----------
Credit Suisse Trust - Global Post-Venture
Capital Portfolio
     2001  ................................  0.80%                  3,414            11.148756               38,057        -29.21%
                                             1.30%                916,771            10.869241            9,964,601        -29.57%
                                             1.40%                585,736            10.814008            6,334,153        -29.64%
     2000  ................................  0.80%                  4,978            15.749145               78,399        -19.58%
                                             1.30%              1,288,253            15.432781           19,881,326        -19.99%
                                             1.40%                993,737            15.370073           15,273,810        -20.07%
     1999  ................................  0.80%                  2,910            19.584772               56,992         62.19%
                                             1.30%              1,376,514            19.288213           26,550,495         61.38%
                                             1.40%              1,650,674            19.229243           31,741,211         61.21%
     1998  ................................  0.80%                  3,794            12.075066               45,813          5.66%
                                             1.30%                979,637            11.952364           11,708,978          5.13%
                                             1.40%                874,497            11.927880           10,430,895          5.02%
     1997  ................................  0.80%                  3,328            11.428435               38,034         12.43%
                                             1.30%                707,736            11.369600            8,046,675         11.86%
                                             1.40%                580,576            11.357831            6,594,084         11.75%

Credit Suisse Trust - International Equity
Portfolio
     2001  ................................  0.80%                  6,899             9.883302               68,185        -22.90%
                                             1.30%              4,524,393             9.863392           44,625,864        -23.29%
                                             1.40%              5,686,487             9.798673           55,720,031        -23.37%
     2000  ................................  0.80%                  7,880            12.818931              101,013        -26.49%
                                             1.30%              5,559,302            12.858441           71,483,957        -26.86%
                                             1.40%              7,287,295            12.787120           93,183,516        -26.93%
     1999  ................................  0.80%                  7,023            17.437474              122,463         52.21%
                                             1.30%              7,260,250            17.579480          127,631,420         51.44%
                                             1.40%              9,029,739            17.499626          158,017,055         51.29%
     1998  ................................  0.80%                  6,952            11.456500               79,646          4.50%
                                             1.30%              8,662,434            11.608185          100,555,136          3.98%
                                             1.40%             10,971,532            11.567145          126,909,302          3.87%
     1997  ................................  0.80%                 17,214            10.962668              188,711         -3.04%
                                             1.30%             11,097,293            11.164048          123,890,712         -3.53%
                                             1.40%             14,603,429            11.135857          162,621,697         -3.63%

Credit Suisse Trust - Small Cap Growth
Portfolio
     2001  ................................  0.80%                 35,985            15.819291              569,256        -16.69%
                                             1.30%              7,315,425            17.100411          125,096,781        -17.11%
                                             1.40%              6,572,671            16.988109          111,657,254        -17.19%
     2000  ................................  0.80%                 43,379            18.987355              823,652        -18.77%
                                             1.30%              8,717,167            20.629953          179,834,746        -19.17%
                                             1.40%              7,851,571            20.515433          161,078,379        -19.25%
     1999  ................................  0.80%                 32,764            23.373394              765,806         67.73%
                                             1.30%              9,345,473            25.523630          238,530,395         66.88%
                                             1.40%              9,475,778            25.407601          240,756,787         66.72%
     1998  ................................  0.80%                 36,247            13.935312              505,113         -3.63%
                                             1.30%             10,310,188            15.294249          157,686,583         -4.12%
                                             1.40%             10,671,357            15.240137          162,632,943         -4.21%
     1997  ................................  0.80%                 38,323            14.460130              554,156         14.72%
                                             1.30%             11,681,454            15.950665          186,326,959         14.15%
                                             1.40%             12,347,057            15.910364          196,446,171         14.03%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                            CONTRACT                       UNIT              CONTRACT       TOTAL
                                          EXPENSE RATE*        UNITS    FAIR VALUE       OWNERS' EQUITY   RETURN**
                                          -------------        -----    ----------       --------------   --------
Dreyfus Investment Portfolios - European
Equity Portfolio
     2001  ................................  0.80%             3,110       6.632954            20,627      -28.71%
                                             1.30%           142,395       6.577246           936,568      -29.07%
                                             1.40%           133,527       6.566134           876,758      -29.14%
     2000  ................................  0.80%               650       9.303892             6,048       -6.96% 05/01/00
                                             1.30%            99,169       9.272855           919,580       -7.27% 05/01/00
                                             1.40%           113,791       9.266641         1,054,460       -7.33% 5/01/00

Dreyfus Socially Responsible Growth Fund,
Inc., The
     2001  ................................  0.80%            38,326      17.769005           681,007      -23.20%
                                             1.30%         5,375,905      23.760745       127,735,513      -23.59%
                                             1.40%         3,917,325      22.328068        87,466,291      -23.67%
     2000  ................................  0.80%            46,736      23.136255         1,081,296      -11.74%
                                             1.30%         6,271,857      31.095821       195,028,543      -12.18%
                                             1.40%         5,303,337      29.250748       155,126,574      -12.27%
     1999  ................................  0.80%            44,406      26.214069         1,164,062       29.04%
                                             1.30%         6,009,014      35.410022       212,779,318       28.39%
                                             1.40%         5,373,686      33.342555       179,172,421       28.26%
     1998  ................................  0.80%            21,250      20.314721           431,688       28.35%
                                             1.30%         4,943,293      27.580026       136,336,149       27.70%
                                             1.40%         4,946,872      25.996040       128,599,082       27.57%
     1997  ................................  0.80%            15,824      15.827982           250,462       27.41%
                                             1.30%         4,163,981      21.597400        89,931,163       26.77%
                                             1.40%         4,479,872      20.377644        91,289,237       26.64%

Dreyfus Stock Index Fund
     2001  ................................  0.80%           125,242      20.226586         2,533,212      -12.89%
                                             1.30%        22,253,473      25.269146       562,326,247      -13.33%
                                             1.40%        24,724,745      24.986785       617,791,894      -13.42%
     2000  ................................  0.80%           131,722      23.218901         3,058,440      -10.00%
                                             1.30%        25,282,408      29.155455       737,120,109      -10.45%
                                             1.40%        30,238,514      28.859118       872,656,844      -10.54%
     1999  ................................  0.80%           143,298      25.799667         3,697,041       19.64%
                                             1.30%        29,124,459      32.559249       948,270,513       19.04%
                                             1.40%        35,125,233      32.260809     1,133,168,433       18.92%
     1998  ................................  0.80%           131,089      21.564450         2,826,862       27.19%
                                             1.30%        28,257,153      27.352140       772,893,605       26.55%
                                             1.40%        34,866,181      27.128900       945,881,138       26.42%
     1997  ................................  0.80%            99,290      16.954928         1,683,455       31.89%
                                             1.30%        22,011,947      21.614298       475,772,782       31.23%
                                             1.40%        28,821,679      21.459607       618,501,904       31.10%

Dreyfus Variable Investment Fund -
Appreciation Portfolio
     2001  ................................  0.80%            27,634      12.936796           357,492      -10.04%
                                             1.30%         4,428,984      12.648277        56,019,015      -10.50%
                                             1.40%         3,785,384      12.591167        47,662,398      -10.59%
     2000  ................................  0.80%            21,750      14.380447           312,775       -1.44%
                                             1.30%         5,180,502      14.131419        73,207,844       -1.94%
                                             1.40%         4,804,725      14.081974        67,660,013       -2.03%
     1999  ................................  0.80%            30,352      14.590853           442,862       10.56%
                                             1.30%         6,960,886      14.410358       100,308,859       10.01%
                                             1.40%         6,998,259      14.374409       100,595,837        9.90%

                                           CONTRACT          UNIT           CONTRACT           TOTAL
                                         EXPENSE RATE*      UNITS          FAIR VALUE      OWNERS' EQUITY      RETURN**
                                         -------------      -----          ----------      --------------      --------
     1998  ................................  0.80%           19,647         13.196658            259,275        29.18%
                                             1.30%        6,377,285         13.099410         83,538,671        28.53%
                                             1.40%        6,376,379         13.079978         83,402,897        28.40%
     1997  ................................  0.80%              881         10.216047              9,000         2.16% 07/14/97
                                             1.30%          356,277         10.192063          3,631,198         1.92% 07/14/97
                                             1.40%          628,991         10.187254          6,407,691         1.87% 07/14/97

Dreyfus Variable Investment Fund - Growth
and Income Portfolio
     2001  ................................  0.80%           19,976         13.201947            263,728        -6.60%
                                             1.30%        2,832,364         12.871217         36,455,968        -7.08%
                                             1.40%        3,495,434         12.805859         44,762,032        -7.17%
     2000  ................................  0.80%           32,386         14.135425            457,790        -4.55%
                                             1.30%        2,684,211         13.851602         37,180,622        -5.02%
                                             1.40%        3,534,547         13.795345         48,760,295        -5.12%
     1999  ................................  0.80%           30,865         14.808738            457,072        15.95%
                                             1.30%        2,438,905         14.584456         35,570,103        15.37%
                                             1.40%        3,543,308         14.539855         51,519,185        15.25%
     1998  ................................  0.80%           34,081         12.771671            435,271        10.92%
                                             1.30%        2,540,933         12.641927         32,122,289        10.36%
                                             1.40%        3,797,840         12.616052         47,913,747        10.25%
     1997  ................................  0.80%           35,596         11.514380            409,866        15.28%
                                             1.30%        1,798,495         11.455116         20,601,969        14.70%
                                             1.40%        3,025,163         11.443262         34,617,733        14.58%

Fidelity(R) VIP Fund - Equity-Income
Portfolio: Initial Class
     2001  ................................  0.80%           82,196         18.308975          1,504,930        -5.72%
                                             1.30%       21,634,292         41.158746        890,440,331        -6.20%
                                             1.40%       29,417,442         23.583739        693,773,281        -6.29%
     2000  ................................  0.80%           78,998         19.419912          1,534,134         7.56%
                                             1.30%       24,796,505         43.878710      1,088,038,652         7.02%
                                             1.40%       35,054,089         25.167929        882,238,823         6.91%
     1999  ................................  0.80%           95,044         18.055454          1,716,063         5.48%
                                             1.30%       33,300,821         41.001029      1,365,367,928         4.95%
                                             1.40%       45,180,194         23.541057      1,063,589,522         4.84%
     1998  ................................  0.80%          122,353         17.117556          2,094,384        10.73%
                                             1.30%       40,310,078         39.068090      1,574,837,755        10.18%
                                             1.40%       50,740,113         22.453988      1,139,317,888        10.07%
     1997  ................................  0.80%          100,383         15.458195          1,551,740        27.08%
                                             1.30%       43,512,141         35.459509      1,542,919,155        26.44%
                                             1.40%       51,518,923         20.400657      1,051,019,877        26.32%

Fidelity(R) VIP Fund - Growth Portfolio:
Initial Class
     2001  ................................  0.80%          151,520         18.291955          2,771,600       -18.31%
                                             1.30%       21,235,416         62.576549      1,328,839,075       -18.73%
                                             1.40%       26,873,908         24.615308        661,509,533       -18.81%
     2000  ................................  0.80%          175,928         22.392690          3,939,501       -11.69%
                                             1.30%       25,427,441         76.996322      1,957,819,435       -12.13%
                                             1.40%       34,767,793         30.318476      1,054,106,498       -12.22%
     1999  ................................  0.80%          163,650         25.356659          4,149,617        36.34%
                                             1.30%       28,552,551         87.627336      2,501,983,980        35.65%
                                             1.40%       38,897,645         34.539423      1,343,502,214        35.51%
     1998  ................................  0.80%          139,304         18.598337          2,590,823        38.37%
                                             1.30%       28,860,915         64.597153      1,864,332,942        37.68%
                                             1.40%       35,499,426         25.487577        904,794,354        37.54%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                       UNIT           CONTRACT         TOTAL
                                         EXPENSE RATE*   UNITS         FAIR VALUE     OWNERS' EQUITY     RETURN**
                                         -------------   -----         ----------     --------------     ---------
     1997  ................................  0.80%          94,841      13.440547          1,274,715      22.49%
                                             1.30%      29,239,944      46.918894      1,371,905,833      21.88%
                                             1.40%      33,475,336      18.531166        620,337,008      21.75%

Fidelity(R) VIP Fund - High Income
Portfolio: Initial Class
     2001  ................................  0.80%          23,604       9.194094            217,018     -12.44%
                                             1.30%       6,536,524      19.161462        125,249,358     -12.89%
                                             1.40%      13,495,201      10.219726        137,917,258     -12.98%
     2000  ................................  0.80%          27,435      10.500592            288,084     -23.09%
                                             1.30%       7,250,779      21.995953        159,487,794     -23.48%
                                             1.40%      15,572,924      11.743457        182,879,963     -23.55%
     1999  ................................  0.80%          32,432      13.653329            442,805       7.29%
                                             1.30%       9,978,915      28.744305        286,836,976       6.75%
                                             1.40%      21,726,089      15.361833        333,752,551       6.64%
     1998  ................................  0.80%          49,461      12.725625            629,422      -5.09%
                                             1.30%      12,922,102      26.926873        347,951,799      -5.57%
                                             1.40%      26,438,385      14.405141        380,848,664      -5.67%
     1997  ................................  0.80%          50,741      13.408646            680,368      16.73%
                                             1.30%      14,983,536      28.515871        427,268,580      16.14%
                                             1.40%      26,167,989      15.270686        399,603,143      16.02%

Fidelity(R) VIP Fund - Overseas Portfolio:
Initial Class
     2001  ................................  0.80%           9,928      12.940392            128,475     -21.80%
                                             1.30%      11,760,930      17.759073        208,863,214     -22.20%
                                             1.40%       6,041,208      13.559712         81,917,047     -22.28%
     2000  ................................  0.80%          10,094      16.548211            167,038     -19.75%
                                             1.30%      14,637,909      22.826307        334,129,405     -20.16%
                                             1.40%       7,907,448      17.446546        137,957,655     -20.24%
     1999  ................................  0.80%          10,083      20.621533            207,927      41.49%
                                             1.30%      17,427,775      28.588402        498,232,238      40.77%
                                             1.40%       9,306,865      21.872670        203,565,987      40.63%
     1998  ................................  0.80%           4,658      14.574887             67,890      11.85%
                                             1.30%      20,601,480      20.307878        418,372,342      11.29%
                                             1.40%      10,272,229      15.553060        159,764,594      11.17%
     1997  ................................  0.80%           5,875      13.030895             76,557      10.66%
                                             1.30%      23,816,151      18.248482        434,608,603      10.11%
                                             1.40%      10,741,793      13.990014        150,277,834       9.99%

Fidelity(R) VIP Fund II - Asset Manager
Portfolio: Initial Class
     2001  ................................  0.80%          23,534      16.345622            384,673      -4.86%
                                             1.30%      15,941,974      27.180705        433,314,094      -5.34%
                                             1.40%      10,674,857      16.516182        176,307,889      -5.44%
     2000  ................................  0.80%          25,055      17.180905            430,468      -4.69%
                                             1.30%      19,312,846      28.715312        554,574,398      -5.17%
                                             1.40%      13,701,685      17.466478        239,320,180      -5.27%
     1999  ................................  0.80%          25,628      18.026981            461,995      10.20%
                                             1.30%      24,933,937      30.281181        755,029,059       9.65%
                                             1.40%      16,646,117      18.437523        306,913,165       9.54%
     1998  ................................  0.80%          22,778      16.357953            372,601      14.13%
                                             1.30%      29,762,582      27.616728        821,945,132      13.56%
                                             1.40%      18,729,062      16.832250        315,252,254      13.44%
     1997  ................................  0.80%          16,536      14.332657            237,005      19.69%
                                             1.30%      32,838,236      24.319958        798,624,520      19.08%
                                             1.40%      18,942,848      14.837912        281,072,312      18.96%

                                           CONTRACT                          UNIT        CONTRACT         TOTAL
                                         EXPENSE RATE*      UNITS        FAIR VALUE    OWNERS' EQUITY    RETURN**
                                         -------------      -----        ----------    --------------    --------
Fidelity(R) VIP Fund II - Contrafund
Portfolio: Initial Class
     2001  ................................  0.80%               52,759     19.385644       1,022,774       -12.95%
                                             1.30%           21,789,540     20.398208     444,467,575       -13.39%
                                             1.40%           21,232,127     20.264348     430,255,202       -13.48%
     2000  ................................  0.80%               58,085     22.269742       1,293,538        -7.37%
                                             1.30%           25,112,647     23.552441     591,464,137        -7.83%
                                             1.40%           26,984,714     23.421775     632,029,900        -7.92%
     1999  ................................  0.80%               58,438     24.040622       1,404,886        23.26%
                                             1.30%           28,241,038     25.553458     721,656,178        22.64%
                                             1.40%           31,604,696     25.437333     803,939,177        22.52%
     1998  ................................  0.80%               46,870     19.503885         914,147        28.94%
                                             1.30%           26,949,772     20.836167     561,529,950        28.29%
                                             1.40%           31,862,216     20.762500     661,539,260        28.16%
     1997  ................................  0.80%               43,348     15.126324         655,696        23.15%
                                             1.30%           25,172,286     16.241378     408,832,612        22.53%
                                             1.40%           30,155,970     16.200355     488,537,419        22.40%

Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Initial Class
     2001  ................................  0.80%               11,964      9.785858         117,081       -15.11%
                                             1.30%            3,474,583      9.567474      33,242,980       -15.54%
                                             1.40%            3,875,276      9.524258      36,909,131       -15.63%
     2000  ................................  0.80%               13,970     11.527669         161,042       -17.73%
                                             1.30%            4,267,116     11.327928      48,337,583       -18.14%
                                             1.40%            5,504,332     11.288277      62,134,424       -18.22%
     1999  ................................  0.80%               16,334     14.011528         228,864         3.44%
                                             1.30%            5,623,044     13.838158      77,812,571         2.92%
                                             1.40%            7,627,876     13.803637     105,292,431         2.81%
     1998  ................................  0.80%               14,623     13.545866         198,081        23.62%
                                             1.30%            5,126,613     13.446025      68,932,567        23.00%
                                             1.40%            6,667,678     13.426082      89,520,792        22.87%
     1997  ................................  0.80%                8,302     10.957842          90,972         9.58% 07/14/97
                                             1.30%            1,807,800     10.932125      19,763,096         9.32% 07/14/97
                                             1.40%            2,544,452     10.926972      27,803,156         9.27% 07/14/97

Janus Aspen Series - Capital Appreciation
Portfolio - Service Shares
     2001  ................................  0.80%               34,521      6.118995         211,237       -22.46%
                                             1.30%            4,919,247      6.067590      29,847,972       -22.85%
                                             1.40%            4,595,045      6.057333      27,833,720       -22.93%
     2000  ................................  0.80%               28,432      7.891321         224,366       -21.09% 05/01/00
                                             1.30%            4,001,655      7.864985      31,472,957       -21.35% 05/01/00
                                             1.40%            4,515,627      7.859711      35,491,523       -21.40% 05/01/00

Janus Aspen Series - Global Technology
Portfolio - Service Shares
     2001  ................................  0.80%                8,312      4.192587          34,850       -37.82%
                                             1.30%            4,075,721      4.157294      16,943,971       -38.14%
                                             1.40%            3,535,659      4.150252      14,673,876       -38.20%
     2000  ................................  0.80%               12,944      6.742806          87,279       -32.57% 05/01/00
                                             1.30%            3,181,754      6.720273      21,382,255       -32.80% 05/01/00
                                             1.40%            3,471,230      6.715762      23,311,955       -32.84% 05/01/00

Janus Aspen Series - International Growth
Portfolio - Service Shares
     2001  ................................  0.80%               15,424      6.007677          92,661       -24.05%
                                             1.30%            3,215,921      5.957202      19,157,888       -24.43%
                                             1.40%            2,328,160      5.947123      13,845,857       -24.51%
     2000  ................................  0.80%               14,734      7.909644         116,541       -20.90% 05/01/00
                                             1.30%            2,893,580      7.883235      22,810,771       -21.17% 05/01/00
                                             1.40%            2,667,393      7.877947      21,013,581       -21.22% 05/01/00

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                      UNIT        CONTRACT         TOTAL
                                         EXPENSE RATE*     UNITS      FAIR VALUE  OWNERS' EQUITY     RETURN**
                                         -------------     -----      ----------  --------------     --------
Nationwide(R) SAT - Capital Appreciation
Fund Class I
     2001  ................................  0.80%         142,477     12.449842      1,773,822      -28.71%
                                             1.30%       5,465,278     16.206536     88,573,232      -29.08%
                                             1.40%       4,089,367     14.288621     58,431,413      -29.15%
     2000  ................................  0.80%         157,532     17.464509      2,751,219      -27.12%
                                             1.30%       6,409,567     22.850565    146,462,227      -27.48%
                                             1.40%       5,586,386     20.166998    112,660,635      -27.56%
     1999  ................................  0.80%         193,049     23.962791      4,625,993        3.44%
                                             1.30%       9,988,756     31.511115    314,756,839        2.92%
                                             1.40%       8,700,641     27.838556    242,213,282        2.82%
     1998  ................................  0.80%         173,177     23.165130      4,011,668       28.93%
                                             1.30%      12,537,893     30.616503    383,866,439       28.28%
                                             1.40%      11,458,493     27.075632    310,245,940       28.15%
     1997  ................................  0.80%          71,575     17.967816      1,286,046       33.42%
                                             1.30%       8,088,601     23.867569    193,055,242       32.75%
                                             1.40%       8,010,877     21.128614    169,258,728       32.61%

Nationwide(R) SAT - Dreyfus NSAT Mid Cap
Index Fund Class I
     2001  ................................  0.80%          39,421     10.241757        403,735       -2.10%
                                             1.30%       3,053,642     10.155801     31,012,185       -2.60%
                                             1.40%       3,012,171     10.138634     30,539,302       -2.70%
     2000  ................................  0.80%          20,569     10.461354        215,180        4.61% 05/01/00
                                             1.30%       1,618,150     10.426483     16,871,613        4.26% 05/01/00
                                             1.40%       1,646,123     10.419496     17,151,772        4.19% 05/01/00

Nationwide(R) SAT - Gartmore NSAT Emerging
Markets Fund Class I
     2001  ................................  0.80%             946      8.178428          7,736       -5.95%
                                             1.30%         276,396      8.126945      2,246,258       -6.42%
                                             1.40%         380,654      8.116661      3,089,636       -6.52%
     2000  ................................  0.80%             502      8.695426          4,365      -13.05% 10/02/00
                                             1.30%           5,853      8.684823         50,832      -13.15% 10/02/00
                                             1.40%           1,097      8.682706          9,525      -13.17% 10/02/00

Nationwide(R) SAT - Gartmore NSAT Global
Technology & Communications Fund Class I
     2001  ................................  0.80%          16,026      3.412304         54,685      -43.18%
                                             1.30%         456,524      3.390760      1,547,964      -43.47%
                                             1.40%         326,287      3.386452      1,104,957      -43.53%
     2000  ................................  0.80%          13,338      6.005928         80,107      -39.94% 10/02/00
                                             1.30%         193,994      5.998573      1,163,687      -40.01% 10/02/00
                                             1.40%          84,524      5.997100        506,899      -40.03% 10/02/00

Nationwide(R) SAT - Gartmore NSAT
International Growth Fund Class I
     2001  ................................  0.80%           1,613      6.533869         10,540      -29.22%
                                             1.30%          19,244      6.492772        124,949      -29.58%
                                             1.40%          14,122      6.484565         91,578      -29.66%
     2000  ................................  0.80%           2,165      9.231861         19,987       -7.68% 10/02/00
                                             1.30%           1,910      9.220640         17,611       -7.79% 10/02/00

Nationwide(R) SAT - Government Bond Fund
Class I
     2001  ................................  0.80%          52,653     14.247187        750,160        6.39%
                                             1.40%      11,895,686     14.987163    178,282,578        5.75%
     2000  ................................  0.80%          55,157     13.391210        738,619       11.64%
                                             1.40%      10,729,706     14.172885    152,070,889       10.97%

                                            CONTRACT                           UNIT          CONTRACT         TOTAL
                                          EXPENSE RATE*    UNITS           FAIR VALUE     OWNERS' EQUITY      RETURN**
                                          -------------    -----           ----------     --------------      --------
     1999  ................................  0.80%           44,058         11.994653            528,460        -3.13%
                                             1.40%       11,751,609         12.771602        150,086,873        -3.71%
     1998  ................................  0.80%           73,710         12.382040            912,680         8.04%
                                             1.40%       13,181,009         13.264325        174,837,187         7.38%
     1997  ................................  0.80%           33,367         11.460915            382,416         8.79%
                                             1.40%        7,189,768         12.352251         88,809,819         8.13%
   Tax qualified
     2001  ................................  1.30%        3,026,477         39.950842        120,910,304         5.85%
     2000  ................................  1.30%        2,868,756         37.741768        108,271,923        11.08%
     1999  ................................  1.30%        3,473,447         33.975979        118,013,762        -3.62%
     1998  ................................  1.30%        3,353,428         35.157882        117,899,426         7.49%
     1997  ................................  1.30%        3,575,004         32.793820        117,238,038         8.24%
   Non-tax qualified
     2001  ................................  1.30%        2,026,602         39.845323         80,750,598         5.85%
     2000  ................................  1.30%        2,244,962         37.741768         84,728,835        11.08%
     1999  ................................  1.30%        2,665,502         33.886230         90,323,814        -3.62%
     1998  ................................  1.30%        4,202,514         35.250995        148,142,800         7.49%
     1997  ................................  1.30%        2,848,085         32.707206         93,152,903         8.24%

Nationwide(R) SAT - MAS NSAT Multi Sector
Bond Fund Class I
     2001  ................................  0.80%            1,018         10.786984             10,982         3.35%
                                             1.30%          536,394         10.696539          5,737,558         2.83%
                                             1.40%          690,408         10.678479          7,372,503         2.72%
     2000  ................................  0.80%            1,302         10.437264             13,589         4.37% 05/01/00
                                             1.30%          332,659         10.402458          3,460,471         4.02% 05/01/00
                                             1.40%          419,960         10.395492          4,365,691         3.95% 05/01/00

Nationwide(R) SAT - Money Market Fund
Class I
     2001  ................................  0.80%          202,212         12.881733          2,604,838         2.77%
                                             1.30%       18,902,402         26.457300        500,106,524         2.25%
                                             1.40%       33,270,180         13.168659        438,123,652         2.15%
     2000  ................................  0.80%          158,820         12.534525          1,990,733         5.18%
                                             1.30%       20,020,975         25.875318        518,049,095         4.66%
                                             1.40%       30,539,028         12.892122        393,712,875         4.55%
     1999  ................................  0.80%          261,619         11.916889          3,117,685         4.01%
                                             1.30%       28,877,905         24.724254        713,984,658         3.49%
                                             1.40%       47,181,959         12.331041        581,802,671         3.38%
     1998  ................................  0.80%          105,929         11.457526          1,213,684         4.43%
                                             1.30%       23,452,710         23.891623        560,323,306         3.90%
                                             1.40%       34,338,812         11.927856        409,588,405         3.80%
     1997  ................................  0.80%           73,643         10.971484            807,973         4.42%
                                             1.30%       22,090,240         22.994005        507,943,089         3.89%
                                             1.40%       28,759,395         11.491365        330,484,705         3.79%

Nationwide(R) SAT - Nationwide(R) Small
Cap Growth Fund Class I
     2001  ................................  0.80%            8,180          7.142751             58,430       -11.56%
                                             1.30%        1,344,988          7.082713          9,526,161       -12.01%
                                             1.40%        1,421,797          7.070735         10,053,153       -12.10%
     2000  ................................  0.80%            7,882          8.076075             63,656       -19.24% 05/01/00
                                             1.30%          618,926          8.049083          4,981,787       -19.51% 05/01/00
                                             1.40%          488,389          8.043683          3,928,446       -19.56% 05/01/00

Nationwide(R) SAT - Nationwide(R) Small
Cap Value Fund Class I
     2001  ................................  0.80%           67,322         15.233556          1,025,551        27.25%
                                             1.30%        8,057,476         14.953758        120,489,553        26.60%
                                             1.40%        7,064,523         14.898248        105,249,010        26.47%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         CONTRACT                     UNIT             CONTRACT        TOTAL
                                       EXPENSE RATE*     UNITS     FAIR VALUE       OWNERS' EQUITY    RETURN**
                                       -------------     -----     ----------       --------------    ----------
     2000  ..............................  0.80%          24,218    11.971815            289,933       10.31%
                                           1.30%       4,015,701    11.811823         47,432,749        9.76%
                                           1.40%       4,160,552    11.779985         49,011,240        9.65%

Nationwide(R) SAT - Nationwide(R) Small
Company Fund Class I
     2001  ..............................  0.80%          73,260    23.164553          1,697,041       -7.46%
                                           1.30%       6,151,860    22.470394        138,234,714       -7.93%
                                           1.40%       6,286,727    22.329858        140,381,719       -8.02%
     2000  ..............................  0.80%          74,005    25.030655          1,852,394        8.03%
                                           1.30%       6,820,709    24.404464        166,455,747        7.49%
                                           1.40%       7,402,869    24.276609        179,716,556        7.38%
     1999  ..............................  0.80%          58,529    23.169876          1,356,110       42.87%
                                           1.30%       6,712,735    22.704085        152,406,506       42.15%
                                           1.40%       7,455,760    22.607920        168,559,226       42.01%
     1998  ..............................  0.80%          53,891    16.217601            873,983        0.20%
                                           1.30%       8,113,510    15.971964        129,588,690       -0.30%
                                           1.40%       9,473,130    15.920417        150,816,180       -0.40%
     1997  ..............................  0.80%          81,600    16.185025          1,320,698       16.41%
                                           1.30%       8,605,933    16.020642        137,872,572       15.82%
                                           1.40%       9,467,167    15.985143        151,334,018       15.71%

Nationwide(R) SAT - Strong NSAT Mid Cap
Growth Fund Class I
     2001  ..............................  0.80%          15,084     5.604986             84,548      -30.87%
                                           1.30%       1,570,037     5.557818          8,725,979      -31.22%
                                           1.40%       1,470,638     5.548405          8,159,697      -31.29%
     2000  ..............................  0.80%          13,733     8.107860            111,345      -18.92% 05/01/00
                                           1.30%       2,358,498     8.080774         19,058,489      -19.19% 05/01/00
                                           1.40%       3,003,443     8.075362         24,253,889      -19.25% 05/01/00

Nationwide(R) SAT - Total Return Fund
Class I
     2001  ..............................  0.80%         334,018    17.197866          5,744,392      -12.53%
                                           1.40%      12,851,178    20.216772        259,809,338      -13.06%
     2000  ..............................  0.80%         318,149    19.661262          6,255,211       -2.90%
                                           1.40%      15,733,473    23.254233        365,869,847       -3.48%
     1999  ..............................  0.80%         345,455    20.248322          6,994,884        6.09%
                                           1.40%      20,333,278    24.093443        489,898,674        5.45%
     1998  ..............................  0.80%         341,583    19.086420          6,519,597       17.13%
                                           1.40%      22,221,383    22.849095        507,738,491       16.42%
     1997  ..............................  0.80%         281,695    16.295055          4,590,236       28.40%
                                           1.40%      20,546,798    19.626064        403,252,773       27.62%
   Tax qualified
     2001  ..............................  1.30%       2,811,964    82.854525        232,983,965      -12.97%
     2000  ..............................  1.30%       3,204,746    95.205724        305,110,163       -3.39%
     1999  ..............................  1.30%       4,059,346    98.542231        400,017,011        5.55%
     1998  ..............................  1.30%       4,459,090    93.358149        416,292,389       16.54%
     1997  ..............................  1.30%       4,368,093    80.108117        349,919,705       27.75%
   Non-tax qualified
     2001  ..............................  1.30%       1,664,242    80.720956        134,339,234      -12.97%
     2000  ..............................  1.30%       2,074,432    92.754108        192,412,090       -3.39%
     1999  ..............................  1.30%       2,763,449    96.004702        265,304,098        5.55%
     1998  ..............................  1.30%       3,296,114    90.954119        299,795,145       16.54%
     1997  ..............................  1.30%       3,538,356    78.045294        276,152,034       27.75%

                                            CONTRACT                             UNIT            CONTRACT         TOTAL
                                          EXPENSE RATE*         UNITS         FAIR VALUE      OWNERS' EQUITY     RETURN**
                                          -------------         -----         ----------      --------------     --------
Nationwide(R) SAT - Turner NSAT Growth
Focus Fund Class I
     2001  ................................  0.80%              3,891          3.829462             14,900       -39.52%
                                             1.30%            638,781          3.805277          2,430,739       -39.83%
                                             1.40%            493,403          3.800451          1,875,156       -39.89%
     2000  ................................  0.80%              3,425          6.331960             21,687       -36.68% 10/02/00
                                             1.30%            198,959          6.324196          1,258,256       -36.76% 10/02/00
                                             1.40%            123,129          6.322639            778,500       -36.77% 10/02/00

Neuberger Berman Advisers Management Trust
- Growth Portfolio
     2001  ................................  0.80%             31,957         14.300281            456,991       -30.92%
                                             1.30%          5,720,120         38.434816        219,851,757       -31.27%
                                             1.40%          5,046,973         16.989230         85,744,178       -31.34%
     2000  ................................  0.80%             47,958         20.701572            992,806       -12.36%
                                             1.30%          7,003,828         55.924190        391,683,408       -12.80%
                                             1.40%          6,884,675         24.745323        170,363,507       -12.89%
     1999  ................................  0.80%             23,843         23.621161            563,199        49.19%
                                             1.30%          6,786,793         64.133277        435,259,275        48.44%
                                             1.40%          5,441,181         28.406340        154,564,037        48.29%
     1998  ................................  0.80%             21,611         15.832511            342,156        14.60%
                                             1.30%          8,274,573         43.203987        357,494,544        14.03%
                                             1.40%          6,589,732         19.155589        126,230,198        13.91%
     1997  ................................  0.80%             25,437         13.815173            351,417        27.97%
                                             1.30%          9,503,692         37.889922        360,094,149        27.33%
                                             1.40%          6,937,182         16.816500        116,659,121        27.20%

Neuberger Berman Advisers Management Trust
- Guardian Portfolio
     2001  ................................  0.80%             12,658         10.408666            131,749        -2.30%
                                             1.30%          2,252,525         10.217493         23,015,161        -2.80%
                                             1.40%          2,218,920         10.179546         22,587,594        -2.90%
     2000  ................................  0.80%              6,623         10.653724             70,560         0.33%
                                             1.30%          1,808,437         10.511377         19,009,163        -0.18%
                                             1.40%          1,747,147         10.483042         18,315,415        -0.28%
     1999  ................................  0.80%              7,788         10.619078             82,701        14.01%
                                             1.30%          2,206,897         10.529949         23,238,513        13.44%
                                             1.40%          2,322,739         10.512151         24,416,983        13.32%
     1998  ................................  0.80%             11,593          9.313837            107,975        -6.86% 05/01/98
                                             1.30%          1,710,516          9.282422         15,877,731        -7.18% 05/01/98
                                             1.40%          2,358,130          9.276124         21,874,306        -7.24% 05/01/98

Neuberger Berman Advisers Management Trust
- Limited Maturity Bond Portfolio
     2001  ................................  0.80%             14,110         13.291246            187,535         7.91%
                                             1.30%          3,205,230         20.658997         66,216,843         7.36%
                                             1.40%          4,861,454         13.578196         66,009,781         7.25%
     2000  ................................  0.80%              5,140         12.317349             63,311         5.93%
                                             1.30%          3,591,397         19.242706         69,108,197         5.40%
                                             1.40%          3,932,526         12.660223         49,786,656         5.30%
     1999  ................................  0.80%              5,163         11.627287             60,032         0.67%
                                             1.30%          4,494,538         18.256157         82,052,991         0.16%
                                             1.40%          4,837,168         12.023258         58,158,519         0.06%
     1998  ................................  0.80%              9,399         11.550378            108,562         3.56%
                                             1.30%          5,856,163         18.227259        106,741,800         3.03%
                                             1.40%          5,972,500         12.016412         71,768,021         2.93%
     1997  ................................  0.80%             11,235         11.153775            125,313         5.89%
                                             1.30%          6,326,889         17.690564        111,926,235         5.35%
                                             1.40%          6,540,741         11.674415         76,359,325         5.25%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         CONTRACT                     UNIT           CONTRACT          TOTAL
                                       EXPENSE RATE*   UNITS        FAIR VALUE     OWNERS' EQUITY     RETURN**
                                       -------------   -----        ----------     --------------     --------
Neuberger Berman Advisers Management Trust
- Partners Portfolio
     2001  ..............................  0.80%         37,892      18.754586           710,653      -3.61%
                                           1.30%      5,911,528      23.227490       137,309,947      -4.10%
                                           1.40%      7,321,985      23.053572       168,797,901      -4.20%
     2000  ..............................  0.80%         34,879      19.456831           678,635      -0.10%
                                           1.30%      6,668,990      24.220161       161,524,012      -0.60%
                                           1.40%      8,893,050      24.063356       213,996,628      -0.70%
     1999  ..............................  0.80%         45,425      19.476219           884,707       6.51%
                                           1.30%      9,255,549      24.366392       225,524,335       5.97%
                                           1.40%     12,141,659      24.233053       294,229,466       5.87%
     1998  ..............................  0.80%         53,654      18.285622           981,097       3.38%
                                           1.30%     12,948,011      22.992724       297,710,043       2.85%
                                           1.40%     15,996,550      22.890094       366,162,533       2.75%
     1997  ..............................  0.80%         64,149      17.688563         1,134,704      30.20%
                                           1.30%     15,749,600      22.354609       352,076,150      29.55%
                                           1.40%     19,031,073      22.277405       423,962,921      29.41%

Oppenheimer Aggressive Growth Fund/VA
     2001  ..............................  0.80%         27,859       5.306141           147,821     -31.82%
                                           1.30%      3,948,552       5.261530        20,775,427     -32.17%
                                           1.40%      2,999,469       5.252627        15,755,090     -32.24%
     2000  ..............................  0.80%         29,575       7.782700           230,173     -22.17% 05/01/00
                                           1.30%      5,867,987       7.756703        45,516,232     -22.43% 05/01/00
                                           1.40%      5,796,197       7.751499        44,929,215     -22.49% 05/01/00

Oppenheimer Bond Fund/VA
     2001  ..............................  0.80%         33,107      13.499894           446,939       6.92%
                                           1.30%      5,634,830      21.364042       120,382,754       6.38%
                                           1.40%     10,022,380      14.208574       142,403,729       6.27%
     2000  ..............................  0.80%         13,699      12.626152           172,966       5.25%
                                           1.30%      5,522,385      20.083060       110,906,389       4.72%
                                           1.40%     10,077,101      13.370250       134,733,360       4.62%
     1999  ..............................  0.80%         22,929      11.996138           275,059      -2.31%
                                           1.30%      6,939,510      19.177103       133,079,698      -2.80%
                                           1.40%     12,126,075      12.779991       154,971,129      -2.90%
     1998  ..............................  0.80%         37,028      12.279322           454,679       5.95%
                                           1.30%      8,020,359      19.729274       158,235,860       5.41%
                                           1.40%     13,644,195      13.161293       179,575,248       5.31%
     1997  ..............................  0.80%         14,624      11.589929           169,491       8.38%
                                           1.30%      7,497,951      18.715948       140,331,261       7.83%
                                           1.40%     12,023,535      12.497968       150,269,756       7.72%

Oppenheimer Capital Appreciation Fund/VA
     2001  ..............................  0.80%         54,504      15.507663           845,225     -13.28%
                                           1.30%      8,749,073      15.161642       132,650,316     -13.72%
                                           1.40%      7,523,229      15.093160       113,549,305     -13.81%
     2000  ..............................  0.80%         53,684      17.882542           960,006      -1.02%
                                           1.30%      9,438,104      17.572799       165,853,905      -1.52%
                                           1.40%      9,262,808      17.511311       162,203,912      -1.62%
     1999  ..............................  0.80%         29,759      18.067674           537,676      40.52%
                                           1.30%      5,777,138      17.844166       103,088,209      39.82%
                                           1.40%      5,899,439      17.799664       105,008,032      39.67%

                                            CONTRACT                        UNIT            CONTRACT          TOTAL
                                          EXPENSE RATE*      UNITS       FAIR VALUE      OWNERS' EQUITY      RETURN**
                                          -------------      -----       ----------      --------------      --------
     1998  ................................  0.80%           10,024       12.857366            128,882        23.01%
                                             1.30%        2,675,493       12.762568         34,146,161        22.39%
                                             1.40%        2,290,287       12.743636         29,186,584        22.27%
     1997  ................................  0.80%            1,275       10.452434             13,327         4.52% 07/14/97
                                             1.30%          796,017       10.427884          8,300,773         4.28% 07/14/97
                                             1.40%          755,641       10.422959          7,876,015         4.23% 07/14/97

Oppenheimer Global Securities Fund/VA
     2001  ................................  0.80%           23,355       23.174106            541,220       -12.75%
                                             1.30%       11,787,913       25.431265        299,781,532       -13.19%
                                             1.40%       11,672,215       23.212883        270,945,754       -13.28%
     2000  ................................  0.80%           29,487       26.559166            783,150         4.25%
                                             1.30%       13,833,949       29.294816        405,262,991         3.73%
                                             1.40%       14,297,315       26.766747        382,692,613         3.63%
     1999  ................................  0.80%           15,435       25.475921            393,221        57.22%
                                             1.30%       14,627,852       28.241523        413,112,819        56.43%
                                             1.40%       15,472,332       25.830374        399,656,122        56.27%
     1998  ................................  0.80%           12,933       16.204214            209,569        13.19%
                                             1.30%       15,201,324       18.054116        274,446,467        12.62%
                                             1.40%       16,167,011       16.529444        267,231,703        12.51%
     1997  ................................  0.80%           15,358       14.315651            219,860        21.45%
                                             1.30%       15,779,155       16.030693        252,950,790        20.83%
                                             1.40%       16,071,849       14.691771        236,123,925        20.71%

Oppenheimer Main Street Growth &
  Income Fund/VA
     2001  ................................  0.80%            8,837        8.026389             70,927       -10.88%
                                             1.30%        1,511,915        7.959019         12,033,357       -11.34%
                                             1.40%        1,428,440        7.945581         11,349,789       -11.43%
     2000  ................................  0.80%            2,761        9.006560             24,867        -9.93% 05/01/00
                                             1.30%          711,694        8.976519          6,388,535       -10.23% 05/01/00
                                             1.40%          752,623        8.970506          6,751,409       -10.29% 05/01/00

Oppenheimer Multiple Strategies Fund/VA
     2001  ................................  0.80%           25,428       17.243002            438,447         1.40%
                                             1.30%        4,952,209       25.703909        127,291,130         0.88%
                                             1.40%        6,189,589       18.984226        117,504,564         0.78%
     2000  ................................  0.80%           23,989       17.005691            407,950         5.59%
                                             1.30%        5,450,442       25.479369        138,873,823         5.06%
                                             1.40%        6,843,486       18.837595        128,914,818         4.96%
     1999  ................................  0.80%           20,072       16.105297            323,266        10.90%
                                             1.30%        6,529,656       24.251858        158,356,290        10.35%
                                             1.40%        7,838,754       17.948145        140,691,093        10.23%
     1998  ................................  0.80%           30,454       14.521876            442,249         5.80%
                                             1.30%        8,118,694       21.978211        178,434,370         5.27%
                                             1.40%        9,420,168       16.281980        153,378,987         5.16%
     1997  ................................  0.80%           23,875       13.725672            327,700        16.28%
                                             1.30%        9,146,343       20.878401        190,961,017        15.70%
                                             1.40%        9,663,142       15.482895        149,613,413        15.58%

Strong Opportunity Fund II, Inc.
     2001  ................................  0.80%           49,503       23.514295          1,164,022        -4.48%
                                             1.30%       11,862,049       38.935402        461,853,642        -4.96%
                                             1.40%        8,824,221       28.453690        251,081,648        -5.06%
     2000  ................................  0.80%           44,706       24.560714          1,098,011         5.75%
                                             1.30%       13,442,638       40.875509        549,474,671         5.22%
                                             1.40%       10,069,233       29.902010        301,090,306         5.11%

                                                                (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                     UNIT          CONTRACT        TOTAL
                                         EXPENSE RATE*   UNITS       FAIR VALUE   OWNERS' EQUITY    RETURN**
                                         -------------   -----       ----------   --------------    --------
     1999  ................................  0.80%         35,419     23.278533         824,502       33.83%
                                             1.30%     15,301,662     38.936728     595,796,651       33.16%
                                             1.40%     11,348,235     28.512432     323,565,779       33.02%
     1998  ................................  0.80%         38,905     17.394278         676,724       12.63%
                                             1.30%     17,586,610     29.241637     514,261,266       12.07%
                                             1.40%     12,636,082     21.434632     270,849,768       11.95%
     1997  ................................  0.80%         33,760     15.443112         521,359       24.45%
                                             1.30%     19,090,002     26.092982     498,115,079       23.82%
                                             1.40%     13,848,847     19.146013     265,150,205       23.70%

Strong Variable Insurance Funds, Inc.-
Strong Discovery Fund II
     2001  ................................  0.80%          5,421     13.718641          74,369        3.25%
                                             1.30%      3,242,590     20.610956      66,832,871        2.72%
                                             1.40%      2,282,278     16.973412      38,738,053        2.62%
     2000  ................................  0.80%          4,344     13.287371          57,720        3.56%
                                             1.30%      3,617,986     20.064864      72,594,397        3.04%
                                             1.40%      2,727,761     16.540572      45,118,727        2.94%
     1999  ................................  0.80%          4,665     12.830259          59,853        4.25%
                                             1.30%      4,257,898     19.472227      82,910,756        3.72%
                                             1.40%      3,231,160     16.068225      51,919,006        3.62%
     1998  ................................  0.80%          3,940     12.307345          48,491        6.40%
                                             1.30%      5,892,249     18.773240     110,616,605        5.87%
                                             1.40%      4,137,242     15.507147      64,156,820        5.76%
     1997  ................................  0.80%          7,594     11.566866          87,839       10.50%
                                             1.30%      6,800,124     17.733129     120,587,476        9.94%
                                             1.40%      5,081,931     14.662845      74,515,567        9.83%

Strong Variable Insurance Funds, Inc.-
Strong International Stock Fund II
     2001  ................................  0.80%          7,171      7.769933          55,721      -22.77%
                                             1.30%      1,623,317      7.574611      12,295,997      -23.16%
                                             1.40%      1,621,681      7.527207      12,206,729      -23.24%
     2000  ................................  0.80%          6,482     10.060255          65,211      -40.01%
                                             1.30%      2,129,566      9.857444      20,992,078      -40.31%
                                             1.40%      2,115,299      9.805769      20,742,133      -40.37%
     1999  ................................  0.80%          7,158     16.768723         120,031       85.71%
                                             1.30%      3,011,772     16.513647      49,735,340       84.77%
                                             1.40%      3,058,669     16.443689      50,295,802       84.59%
     1998  ................................  0.80%          3,975      9.029694          35,893       -5.54%
                                             1.30%      1,939,467      8.937224      17,333,451       -6.02%
                                             1.40%      2,230,544      8.908351      19,870,469       -6.11%
     1997  ................................  0.80%          4,871      9.559256          46,563      -14.21%
                                             1.30%      2,324,241      9.509278      22,101,854      -14.64%
                                             1.40%      2,901,861      9.488178      27,533,374      -14.73%

Universal Institutional Funds, Inc.-
Emerging Markets Debt Portfolio, The
     2001  ................................  0.80%            576     10.821118           6,228        9.21%
                                             1.30%        461,259     10.579623       4,879,944        8.66%
                                             1.40%        483,171     10.531840       5,088,683        8.55%
     2000  ................................  0.80%          2,948      9.908126          29,209       10.50%
                                             1.30%        572,245      9.736352       5,571,579        9.95%
                                             1.40%        539,962      9.702263       5,238,853        9.84%
     1999  ................................  0.80%            183      8.966597           1,641       28.34%
                                             1.30%        536,279      8.855527       4,749,033       27.70%
                                             1.40%        541,812      8.833418       4,786,052       27.57%



                                            CONTRACT                      UNIT         CONTRACT           TOTAL
                                         EXPENSE RATE*    UNITS        FAIR VALUE    OWNERS' EQUITY      RETURN**
                                         -------------    -----        ----------    --------------      --------
     1998  ................................  0.80%             176        6.986517            1,230       -28.95%
                                             1.30%         701,335        6.934889        4,863,680       -29.31%
                                             1.40%         558,431        6.924574        3,866,897       -29.38%
     1997  ................................  0.80%           3,069        9.833594           30,179        -1.66% 07/14/97
                                             1.30%         394,301        9.810487        3,868,285        -1.90% 07/14/97
                                             1.40%         433,246        9.805852        4,248,346        -1.94% 07/14/97

Universal Institutional Funds, Inc.- U.S.
Real Estate Portfolio, The
     2001  ................................  0.80%          22,413       20.708533          464,142         8.96%
                                             1.30%       3,021,013       20.407346       61,650,856         8.41%
                                             1.40%       3,369,422       20.273439       68,309,770         8.30%
     2000  ................................  0.80%          14,597       19.005972          277,430        27.04%
                                             1.30%       3,090,724       18.824987       58,182,839        26.40%
                                             1.40%       3,431,499       18.720543       64,239,525        26.28%
     1999  ................................  0.80%          13,002       14.960757          194,520        -4.15%
                                             1.30%       3,150,086       14.892896       46,913,903        -4.63%
                                             1.40%       3,631,017       14.825198       53,830,546        -4.73%
     1998  ................................  0.80%          16,988       15.607765          265,145       -12.33%
                                             1.30%       4,853,034       15.615675       75,783,402       -12.77%
                                             1.40%       5,361,739       15.560452       83,431,082       -12.86%
     1997  ................................  0.80%          22,553       17.802527          401,500        20.50%
                                             1.30%       7,579,704       17.901858      135,690,785        19.89%
                                             1.40%       7,423,785       17.856659      132,563,997        19.77%

Van Eck Worldwide Insurance Trust -
Worldwide Bond Fund
     2001  ................................  0.80%             606       10.165359            6,164        -5.86%
                                             1.30%       1,472,482       14.073112       20,722,404        -6.34%
                                             1.40%       1,524,639       11.119078       16,952,585        -6.43%
     2000  ................................  0.80%             202       10.797955            2,181         1.06%
                                             1.30%       2,025,852       15.025051       30,438,530         0.55%
                                             1.40%       2,358,189       11.883303       28,023,074         0.45%
     1999  ................................  0.80%             852       10.685109            9,104        -8.56%
                                             1.30%       2,513,259       14.942949       37,555,501        -9.02%
                                             1.40%       2,472,756       11.830291       29,253,423        -9.11%
     1998  ................................  0.80%           2,229       11.685439           26,047        11.85%
                                             1.30%       3,560,835       16.424717       58,485,707        11.29%
                                             1.40%       3,140,834       13.016609       40,883,008        11.18%
     1997  ................................  0.80%           1,653       10.447140           17,269         1.57%
                                             1.30%       4,120,794       14.758566       60,817,010         1.06%
                                             1.40%       3,106,741       11.708039       36,373,845         0.95%

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund
     2001  ................................  0.80%          12,886        6.444935           83,050        -2.60%
                                             1.30%       3,675,711        6.283311       23,095,634        -3.10%
                                             1.40%       3,148,311        6.251365       19,681,240        -3.19%
     2000  ................................  0.80%          16,851        6.617049          111,504       -42.33%
                                             1.30%       4,235,314        6.484040       27,461,945       -42.62%
                                             1.40%       3,142,825        6.457670       20,295,327       -42.68%
     1999  ................................  0.80%          20,861       11.473874          239,356        98.68%
                                             1.30%       7,723,086       11.300054       87,271,289        97.69%
                                             1.40%       5,741,206       11.265493       64,677,516        97.49%
     1998  ................................  0.80%          11,193        5.774938           64,639       -34.66%
                                             1.30%       3,256,971        5.716175       18,617,416       -34.99%
                                             1.40%       2,865,738        5.704452       16,347,465       -35.05%
     1997  ................................  0.80%          16,397        8.838016          144,917       -12.31%
                                             1.30%       4,440,484        8.792462       39,042,787       -12.75%
                                             1.40%       4,390,845        8.783348       38,566,320       -12.84%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                        CONTRACT                    UNIT            CONTRACT       TOTAL
                                                     EXPENSE RATE*   UNITS       FAIR VALUE      OWNERS' EQUITY   RETURN**
                                                     -------------   -----       ----------      --------------   --------
   Van Eck Worldwide Insurance Trust -
    Worldwide Hard Assets Fund
         2001  .................................         0.80%         13,198     10.195732              134,567    -11.17%
                                                         1.30%      1,902,524     12.469602           23,723,716    -11.62%
                                                         1.40%      1,177,768     10.179675           11,989,295    -11.71%
         2000  .................................         0.80%         12,799     11.477209              146,897     10.52%
                                                         1.30%      2,449,239     14.108464           34,555,000      9.96%
                                                         1.40%      1,573,717     11.529334           18,143,909      9.85%
         1999  .................................         0.80%          9,105     10.385200               94,557     20.03%
                                                         1.30%      3,245,915     12.830391           41,646,359     19.43%
                                                         1.40%      2,040,168     10.495465           21,412,512     19.31%
         1998  .................................         0.80%         10,692      8.651833               92,505    -31.52%
                                                         1.30%      3,929,938     10.743036           42,219,465    -31.87%
                                                         1.40%      2,441,536      8.796887           21,477,916    -31.94%
         1997  .................................         0.80%         10,500     12.634338              132,661     -2.46%
                                                         1.30%      5,318,796     15.767781           83,865,611     -2.96%
                                                         1.40%      3,341,041     12.924490           43,181,251     -3.06%
                                                                                              ------------------
   2001 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  3,534,476
      Non-tax qualified .............................................................                 12,789,087
                                                                                              ------------------
   2001 Contract owners' equity  ....................................................          $  14,643,768,219
                                                                                               =================


   2000 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  4,536,482
      Non-tax qualified .............................................................                 14,828,156
                                                                                              ------------------
   2000 Contract owners' equity  ....................................................          $  19,090,847,996
                                                                                               =================


   1999 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  4,788,357
      Non-tax qualified .............................................................                 12,639,950
                                                                                              ------------------
   1999 Contract owners' equity  ....................................................          $  23,415,344,916
                                                                                               =================


   1998 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  3,839,879
      Non-tax qualified .............................................................                  9,491,453
                                                                                              ------------------
   1998 Contract owners' equity  ....................................................          $  20,672,674,408
                                                                                               =================


   1997 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  3,165,730
      Non-tax qualified .............................................................                  4,436,449
                                                                                              ------------------
   1997 Contract owners' equity  ....................................................          $  17,849,801,427
                                                                                               =================

 * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                           (2) Financial statements included in Part B: Those
                               financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account-II:
                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.

                               Statements of Operations for the year ended
                               December 31, 2001.

                               Statements of Changes in Contract Owner's Equity for the years ended December 31, 2001 and 2000.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.


                               Consolidated Balance Sheets as of December
                               31, 2001 and 2000.

                               Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.


                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                     (1)   Resolution of the Depositor's Board of
                           Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement (1933 Act File No. 2-75059 1940 Act File No. 811-3330) and hereby incorporated by reference
                     (2)   Not Applicable
                     (3) Underwriting or Distribution of contracts between the Depositor and Principal
                           Underwriter - Filed previously with the
                           Registration Statement (1933 Act File No. 2-67636) and hereby incorporated by reference
                     (4)   The form of the variable annuity contract
                           Filed previously with the
                           Registration Statement (1933 Act File No. 2-67636) and hereby incorporated by reference
                     (5)   Variable Annuity Application
                           Filed previously with the
                           Registration Statement (1933 Act File No. 2-67636) and hereby incorporated by reference
                     (6)   Articles of Incorporation of Depositor -
                           Filed previously with the Registration
                           Statement (1933 Act File No. 2-75059
                           1940 Act File No. 811-3330) and hereby incorporated by reference
                     (7)   Not Applicable
                     (8)   Not Applicable
                     (9)   Opinion of Counsel - Filed previously
                           with the Registration Statement (1933 Act File No. 2-67636) and hereby incorporated by reference
                     (10)  Not Applicable
                     (11)  Not Applicable
                     (12)  Not Applicable
                     (13)  Performance Advertising Calculation
                           Schedule - Filed previously with the
                           Registration Statement (1933 Act File No. 2-67636) and hereby incorporated by reference

Item 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR


                W. G. Jurgensen, Director and Chief Executive Officer
                Joseph J. Gasper, Director and Chief Operating Officer
                Richard D. Headley, Executive Vice President
                Michael S. Helfer, Director and Executive Vice President-Corporate Strategy
                Donna A. James, Director and Executive Vice President-Chief Administrative Officer
                Michael C. Keller, Executive Vice President-Chief Information Officer
                Robert A. Oakley, Director and Executive Vice President-Chief Financial Officer
                Robert J. Woodward, Jr., Director and Executive Vice President-Chief Investment Officer
                Galen R. Barnes, Director
                John R. Cook, Jr., Senior Vice President-Chief Communications Officer
                David A. Diamond, Senior Vice President-Corporate Strategy
                Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
                Patricia R. Hatler, Senior Vice President, General Counsel and Secretary
                David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales
                David R. Jahn, Senior Vice President-Product Management
                Richard A. Karas, Senior Vice President-Sales-Financial Services
                Gregory S. Lashutka, Senior Vice President, Corporate Relations
                Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities
                Robert H. McNaghten, Senior Vice President-Real Estate Investments
                Michael D. Miller, Senior Vice President-NI Finance
                Brian W. Nocco, Senior Vice President and Treasurer
                Mark Phelan, Senior Vice President-Technology and Operations
                Douglas C. Robinette, Senior Vice President-Claims
                John S. Skubik, Senior Vice President-Strategic Initiatives
                Mark R. Thresher, Senior Vice President-Finance-Nationwide Financial
                Richard M. Waggoner, Senior Vice President-Operations
                Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing



                The business address of the Directors and Officers of the Depositor is:
                One Nationwide Plaza
                Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
                ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****other subsidiaries



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY               STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                        ORGANIZATION           SECURITIES
                                                             (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and Caicos Islands                     Captive reinsurer

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to
                                                                                       unaffiliated companies

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products

ALLIED Group Insurance Marketing Company  Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial
                                                                                       automobile insurance with Colonial
                                                                                       County Mutual Insurance Company for
                                                                                       the independent agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and
                                                                                       casualty insurance



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
American Marine Underwriters, Inc.        Florida                                      Underwriting manager for ocean cargo
                                                                                       and hull insurance

Asset Management Holdings, plc            England and Wales                            Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.           California                                   Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency                  California                                   Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company                 California                                   Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual Insurance          Texas                                        Underwrites non-standard automobile
Company                                                                                and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas

Cooperative Service Company               Nebraska                                     Insurance agency that sells and
                                                                                       Company services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                      Delaware                                     Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited                 England and Wales                            Investment holding company
Depositors Insurance Company              Iowa                                         Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA                 Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency of Texas, LLC   Texas                                        Sells property and casualty
                                                                                       insurance products including, but
                                                                                       not limited to, automobile or other
                                                                                       vehicle insurance and homeowner's
                                                                                       insurance

Discover Insurance Agency, LLC            California                                   Sells property and casualty
                                                                                       insurance products including, but
                                                                                       not limited to, automobile or other
                                                                                       vehicle insurance and homeowner's
                                                                                       insurance



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
Eagle Acquisition Corporation             Delaware                                     Merger subsidiary to be used in the
                                                                                       proposed acquisition of Provident
                                                                                       Mutual Life Insurance Company

eNationwide, LLC                          Ohio                                         Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operation

F&B, Inc.                                 Iowa                                         Insurance agency that places business
                                                                                       not written by the Farmland Insurance
                                                                                       Companies with other carriers
Farmland Mutual Insurance Company         Iowa                                         Provides property and casualty
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Fenplace Limited                          England and Wales                            Inactive

Financial Horizons Distributors Agency    Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products through
                                                                                       financial institutions
Financial Horizons Distributors Agency    Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                          annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                      annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                         annuity products through financial
                                                                                       institutions

Financial Horizons Securities             Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            solely in the financial institutions
                                                                                       market

Florida Records Administrator, Inc.       Florida                                      Administers the deferred compensation
                                                                                       plan for the public employees of the
                                                                                       State of Florida

G.I.L. Nominees Limited                   England and Wales                            Acts as a nominee; dormant within the
                                                                                       meaning of Section 249AA of the
                                                                                       Companies Act 1985 (English law)

Gartmore 1990 Limited                     England and Wales                            A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Limited             England and Wales                            Dormant within the meaning of Section
                                                                                       249AA of the Companies Act 1985
                                                                                       (English law)
Gartmore Capital Management Limited       England and Wales                            Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

Gartmore Distribution Services, Inc.      Delaware                                     Limited broker-dealer

Gartmore Fund Managers International      Jersey, Channel Islands                      Investment administration and support
Limited

Gartmore Fund Managers Limited            England and Wales                            Authorized unit trust management

Gartmore Global Asset Management Trust    Delaware                                     Holding company for the Gartmore Group
                                                                                       and as a registered investment advisor



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
 Gartmore Global Investments, Inc.        Delaware                                     Holding company

 Gartmore Global Partners                 Delaware                                     Investment management

 Gartmore Indosuez UK Recovery Fund       England and Wales                            General partner in two limited
 (G.P.) Limited                                                                        partnerships formed to invest in
                                                                                       unlisted securities

 Gartmore Investment Limited              England and Wales                            Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients

 Gartmore Investment Management plc       England and Wales                            Investment holding company and
                                                                                       provides services to other companies
                                                                                       within the Gartmore Group


 Gartmore Investment Services GmbH        Germany                                      Marketing support

 Gartmore Investment Services Limited     England                                      Investment holding

 Gartmore Investor Services, Inc.         Ohio                                         Transfer and dividend disbursing agent
                                                                                       services to various mutual fund
                                                                                       entities


 Gartmore Japan Limited                   Japan                                        Investment management

 Gartmore Morley & Associates, Inc.       Oregon                                       Brokers or places book value
                                                                                       maintenance agreements (wrap
                                                                                       contracts) and guaranteed investment
                                                                                       contracts (GICs) for collective
                                                                                       investment trusts and accounts

 Gartmore Morley Capital Management,      Oregon                                       Investment advisor and stable value
 Inc.                                                                                  money manager

 Gartmore Morley Financial Services,      Oregon                                       Holding company
 Inc.

 Gartmore Mutual Fund Capital Trust       Delaware                                     Registered investment advisor

 Gartmore Nominees Limited                England and Wales                            Nominee; dormant within the meaning of
                                                                                       Section 249AA of the Companies Act
                                                                                       1985 (English law)

 Gartmore Pension Fund Trustees Limited   England and Wales                            Trustee of Gartmore Pension Scheme

 Gartmore S.A. Capital Trust              Delaware                                     Registered investment advisor

 Gartmore Secretaries (Jersey) Ltd.       Jersey, Channel Islands                      Nominee; dormant

 Gartmore Trust Company                   Oregon                                       State bank with trust power

 Gartmore Securities Limited              England and Wales                            Investment holding; partner in
                                                                                       Gartmore Global Partners


 Gartmore U.S. Limited                    England and Wales                            Joint partner in Gartmore Global
                                                                                       Partners

 Gates, McDonald & Company                Ohio                                         Provides services to employers for
                                                                                       managing workers' and unemployment
                                                                                       compensation matters and employee
                                                                                       benefit costs



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
 Gates, McDonald & Company of New York,   New York                                     Provides workers'
 Inc.                                                                                  compensation/self-insured claims
                                                                                       administration services to employers
                                                                                       with exposure in New York

 Gates, McDonald & Company of Nevada      Nevada                                       Provides self-insurance
                                                                                       administration, claims examining and
                                                                                       data processing services

 GatesMcDonald Health Plus Inc.           Ohio                                         Provides medical management and cost
                                                                                       containment services to employers

 Insurance Intermediaries, Inc.           Ohio                                         Insurance agency; provides commercial
                                                                                       property and casualty brokerage
                                                                                       services

 Landmark Financial Services of New       New York                                     Insurance agency marketing life
 York, Inc.                                                                            insurance and annuity products through
                                                                                       financial institutions

 Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company


 MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims

 **National Casualty Company              Wisconsin                                    Underwrites various property and
                                                                                       casualty coverage, as well as
                                                                                       individual and group accident and
                                                                                       health insurance

 National Casualty Company of America,    England                                      Inactive
 Ltd.

 National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                       plans for public employees

 **National Premium and Benefit           Delaware                                     Provides third-party administration
 Administration Company                                                                services

 Nationwide Affinity Insurance Company    Kansas                                       Shell insurer with no active policies
 of America                                                                            or liabilities

 Nationwide Affordable Housing, LLC       Ohio                                         Invests in affordable multi-family
                                                                                       housing projects throughout the U.S.
 **Nationwide Agency, Inc.                Ohio                                         Insurance agency

 Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
 Company                                                                               insurance primarily to agricultural
                                                                                       businesses

 Nationwide Arena, LLC                    Ohio                                         Develops Nationwide Arena and engages
                                                                                       in Arena district development activity

 *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
Nationwide Assurance Company              Wisconsin                                    Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company        Ohio                                         Buys and sells investment securities
                                                                                       of a short-term nature as agent for
                                                                                       other corporations, foundations, and
                                                                                       insurance company separate accounts

Nationwide Community Development          Ohio                                         Holds investments in low-income
Corporation, LLC                                                                       housing funds

Nationwide Corporation                    Ohio                                         Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company and Nationwide
                                                                                       Mutual Fire Insurance Company

Nationwide Exclusive Distribution         Ohio                                         Manages relationships with
Company, LLC                                                                           Nationwide's exclusive agents
                                                                                       including administrative duties

Nationwide Financial Assignment Company   Ohio                                         Administrator of structured settlements

Nationwide Financial Institution          Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution          New Mexico                                   Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution          Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services (Bermuda)   Bermuda                                      Long-term insurer which issued
Ltd.                                                                                   variable annuity and variable life
                                                                                       products to persons outside the United
                                                                                       States and Bermuda

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust                                                                                  representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust II                                                                               representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services, Inc.       Delaware                                     Holding company for companies within
                                                                                       the Nationwide organization that offer
                                                                                       or distribute long-term savings and
                                                                                       retirement products

Nationwide Financial Sp. z o.o            Poland                                       Provides distribution services for its
                                                                                       affiliated Nationwide Towarzystwo
                                                                                       Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                     Ohio                                         Contributes to non-profit activities
                                                                                       and projects

Nationwide General Insurance Company      Ohio                                         Transacts a general insurance
                                                                                       business, except life insurance;
                                                                                       primarily provides automobile and fire
                                                                                       insurance to select customers



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
Nationwide Global Finance, LLC            Ohio                                         Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                   Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.          Ohio                                         Holding company for international
                                                                                       operations

Nationwide Global Holdings,               Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                                 Holdings, Inc.

Nationwide Global Holdings-NGH Brazil     Brazil                                       Holding company
Participacoes, LTDA

Nationwide Global Japan, Inc.             Delaware                                     Holding company

Nationwide Global Limited                 Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.             Ohio                                         Operates as a Health Insurance
                                                                                       Corporation (HIC)

Nationwide Holdings, SA                   Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Nationwide Home Mortgage Company          Iowa                                         Mortgage lending

Nationwide Home Mortgage Distributors,    Ohio                                         Performs the marketing function for
Inc.                                                                                   Nationwide Home Mortgage Company

*Nationwide Indemnity Company             Ohio                                         Involved in reinsurance business by
                                                                                       assuming business from Nationwide
                                                                                       Mutual Insurance Company and other
                                                                                       insurers within the Nationwide
                                                                                       Insurance organization

Nationwide Insurance Company of America   Wisconsin                                    Independent agency personal lines
                                                                                       underwriter of property/casualty
                                                                                       insurance

Nationwide Insurance Company of Florida   Ohio                                         Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters     California                                   Special risk, excess and surplus lines
                                                                                       underwriting manager

Nationwide Investment Services            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            in the deferred compensation market
                                                                                       and acts as an investment advisor

**Nationwide Life and Annuity Insurance   Ohio                                         Engages in underwriting life insurance
Company                                                                                and granting, purchasing, and
                                                                                       disposing of annuities

Nationwide Life Assurance Company, Ltd.   Thailand                                     Holding company

**Nationwide Life Insurance Company       Ohio                                         Provides individual life insurance,
                                                                                       group life and health insurance, fixed
                                                                                       and variable annuity products, and
                                                                                       other life insurance products



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
Nationwide Lloyds                         Texas                                        Markets commercial property insurance
                                                                                       in Texas

Nationwide Management Systems, Inc.       Ohio                                         Offers a preferred provider
                                                                                       organization and other related
                                                                                       products and services

Nationwide Martima Vida Previdencia S.A.  Brazil                                       Operates as a licensed insurance
                                                                                       company in the categories of life and
                                                                                       unrestricted private pension plans in
                                                                                       Brazil

Nationwide Mortgage Holdings, Inc.        Ohio                                         Holding company

Nationwide Mutual Fire Insurance Company  Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Mutual Insurance Company       Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Properties, Ltd.               Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Property and Casualty          Ohio                                         Engages in general insurance and
Insurance Company                                                                      reinsurance business, except life
                                                                                       insurance

Nationwide Realty Investors, Inc.         Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Retirement Plan Services,      Ohio                                         Insurance agency providing individual
Inc.                                                                                   and group life, disability and health
                                                                                       insurance as well as marketing
                                                                                       retirement plan administration and
                                                                                       investments

Nationwide Retirement Solutions, Inc.     Delaware                                     Markets and administers deferred
                                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Alabama                                      Provides retirement products,
of Alabama                                                                             marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Arizona                                      Markets and administers deferred
of Arizona                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Arkansas                                     Markets and administers deferred
of Arkansas                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Montana                                      Markets and administers deferred
of Montana                                                                             compensation plans for public employees



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                                       Markets and administers deferred
of Nevada                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.     New Mexico                                   Markets and administers deferred
of New Mexico                                                                          compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Ohio                                         Provides retirement products,
of Ohio                                                                                marketing/education and administration
                                                                                       to public employees and educators
Nationwide Retirement Solutions, Inc.     Oklahoma                                     Markets and administers deferred
of Oklahoma                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     South Dakota                                 Markets and administers deferred
of South Dakota                                                                        compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Texas                                        Markets and administers deferred
of Texas                                                                               compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Wyoming                                      Markets and administers deferred
of Wyoming                                                                             compensation plans for public employees

Nationwide Retirement Solutions           Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Securities, Inc.               Ohio                                         Registered broker-dealer and provides
                                                                                       investment management and
                                                                                       administration services

Nationwide Seguradora S.A.                Brazil                                       Engages in general insurance business

Nationwide Services Company, LLC          Ohio                                         Performs shared services functions
                                                                                       for the Nationwide organization

Nationwide Services Sp. z o.o             Poland                                       Provides services to Nationwide
                                                                                       Global Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen na       Poland                                       Authorized to engage in the business
Zycie SA                                                                               of life insurance and pension
                                                                                       products in Poland

Nationwide Trust Company, FSB             United States                                Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management            England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.       England and Wales                            Holding company



-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
Nevada Independent                        Nevada                                       Provides workers' compensation
Companies-Construction                                                                 administrative services to Nevada
                                                                                       employers in the construction industry

Nevada Independent Companies-Health and   Nevada                                       Provides workers' compensation
Nonprofit                                                                              administrative services to Nevada
                                                                                       employers in the health and nonprofit
                                                                                       industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Hospitality and Entertainment                                                          administrative services to Nevada
                                                                                       employers in the hospitality and
                                                                                       entertainment industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Manufacturing, Transportation and                                                      administrative services to Nevada
Distribution                                                                           employers in the manufacturing,
                                                                                       transportation and distribution
                                                                                       industries

Newhouse Capital Partners, LLC            Delaware                                     Invests in financial services
                                                                                       companies that specialize in
                                                                                       e-commerce and promote distribution
                                                                                       of financial services

NFS Distributors, Inc.                    Delaware                                     Acts primarily as a holding company
                                                                                       for Nationwide Financial Services,
                                                                                       Inc. distribution companies

NGH Luxembourg, S.A                       Luxembourg                                   Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                     The Netherlands                              Holding company for other Nationwide
                                                                                       overseas companies

NGH UK, Ltd.                              United Kingdom                               Functions as a support company for
                                                                                       other Nationwide overseas companies

NorthPointe Capital LLC                   Delaware                                     Registered investment advisor
PanEuroLife                               Luxembourg                                   Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                  Wisconsin                                    Provides pension plan administration
                                                                                       and record keeping services, and
                                                                                       pension plan and compensation plan
                                                                                       consulting

Premier Agency, Inc.                      Iowa                                         Insurance agency

Riverview Agency, Inc.                    Texas                                        Insurance agency

SBSC Ltd (Thailand)                       Thailand                                     Holding company

Scottsdale Indemnity Company              Ohio                                         Engages in a general insurance
                                                                                       business, except life insurance



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

-------------------------------------------------------------------------------------------------------------------------------
                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                             CHART UNLESS
                                                              OTHERWISE
                                                              INDICATED)
------------------------------------ ------------------ ------------------- ---------------------------------------------------
Scottsdale Insurance Company              Ohio                                         Provides excess and surplus lines of
                                                                                       property and casualty insurance

Scottsdale Surplus Lines Insurance        Arizona                                      Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited           Thailand                                     Holding company

Vertboise, SA                             Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company          California                                   Provides pet insurance

Veterinary Pet Services, Inc.             California                                   Holding company

Villanova Securities, LLC                 Delaware                                     Provides brokerage services for block
                                                                                       mutual fund trading for both
                                                                                       affiliated and non-affiliated
                                                                                       investment advisors and performs
                                                                                       block mutual fund trading directly
                                                                                       with fund companies

Western Heritage Insurance Company        Arizona                                      Underwrites excess and surplus lines
                                                                                       of property and casualty insurance



------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
----------------------------------------------- ------------------ ---------------------------- ------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies



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

------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
----------------------------------------------- ------------------ ---------------------------- ------------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies


                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 15, 2002 was 40,993 and 54,776 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a)(1)Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

              (b)(1) NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         Mark A. Thresher, Director and Senior Vice President and Treasurer Duane C. Meek, President
         Robert A. Oakley, Executive Vice President-Chief Financial Officer Robert J. Woodward, Jr., Executive Vice President-Chief Investment
              Officer
         Barbara J. Shane, Vice President-Compliance Officer
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant
              Treasurer
         Glenn W. Soden, Associate Vice President and Secretary
         John F. Delaloye, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer
         Terry C. Smetzer, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza
         Columbus, Ohio 43215


              (c)(1)
------------------------------------------------------------------------------------------------------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ -------------------- ---------------------- ------------------ --------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of

              Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:


We consent to use of our reports for Nationwide Variable Account - II dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-67636).





KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 20 and has caused this Post-Effective Amendment No. 20 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 2002.


                                             NATIONWIDE VARIABLE ACCOUNT-II
                                          --------------------------------------
                                                    (Registrant)
                                           NATIONWIDE LIFE INSURANCE COMPANY
                                          --------------------------------------
                                                    (Depositor)

                                                By/s/STEVEN SAVINI, ESQ.
                                          --------------------------------------
                                                   Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed by the following persons in the capacities indicated on the 24th day of April, 2002.


               SIGNATURE                                   TITLE

W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------          Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------     Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------   President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------     President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------     President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                                           Director
----------------------------------------
Galen R. Barnes

                                                                                                  By /s/ STEVEN SAVINI
                                                                                            --------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact